UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Focused High Income Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Board Approval of	23
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR
Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,034.50	$4.36
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.92	$4.33

* Expenses are equal to the Fund’s annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Five Holdings as of October 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
EchoStar DBS Corp.	5.0	5.1
Chesapeake Energy Corp.	3.6	3.3
MGM MIRAGE	3.4	3.0
American Real Estate Partners/American Real
Estate Finance Corp.	3.1	3.8
Rogers Communications, Inc.	3.0	2.5
	18.1
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Technology	10.3	8.9
Gaming	8.5	6.6
Electric Utilities	8.5	8.6
Homebuilding/Real Estate	7.5	10.1
Telecommunications	7.4	9.7

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

5 Semiannual Report

Investment Changes continued

Semiannual Report 6

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 92.6%
	Principal	Value
	Amount	(Note 1)
Aerospace – 1.7%
L 3 Communications Corp.:
5.875% 1/15/15	$ 150,000	$ 142,500
6.375% 10/15/15 (b)	140,000	138,250
7.625% 6/15/12	205,000	214,225
Orbital Sciences Corp. 9% 7/15/11	125,000	134,688
		629,663
Air Transportation – 0.7%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	305,000	276,025
Automotive 1.7%
Ford Motor Credit Co.:
6.625% 6/16/08	170,000	163,022
7.26% 11/2/07 (c)	140,000	139,124
General Motors Acceptance Corp. 6.875% 9/15/11	35,000	33,937
Navistar International Corp.:
6.25% 3/1/12	110,000	98,725
7.5% 6/15/11	210,000	197,400
		632,208
Banks and Thrifts – 1.4%
Western Financial Bank 9.625% 5/15/12	470,000	536,975
Building Materials – 0.8%
Anixter International, Inc. 5.95% 3/1/15	340,000	306,000
Cable TV 5.3%
EchoStar DBS Corp. 5.75% 10/1/08	1,960,000	1,918,336
Videotron Ltee 6.375% 12/15/15 (b)	110,000	108,900
		2,027,236
Capital Goods 1.2%
Leucadia National Corp. 7% 8/15/13	435,000	437,175
Chemicals – 2.9%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	140,000	147,350
10.125% 9/1/08	75,000	81,000
Millennium America, Inc.:
7.625% 11/15/26	20,000	18,600
9.25% 6/15/08	105,000	112,613
NOVA Chemicals Corp.:
7.4% 4/1/09	635,000	642,938
7.5469% 11/15/13 (b)(c)	90,000	91,013
		1,093,514

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Consumer Products – 0.8%
IKON Office Solutions, Inc. 7.75% 9/15/15 (b)	$305,000	$289,750
Diversified Media – 0.7%
Liberty Media Corp.:
8.25% 2/1/30	220,000	206,345
8.5% 7/15/29	65,000	61,975
		268,320
Electric Utilities – 7.2%
AES Gener SA 7.5% 3/25/14	745,000	745,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (b)	200,000	222,500
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	670,000	693,450
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	265,000	282,225
TECO Energy, Inc. 5.6931% 5/1/10 (c)	400,000	404,000
TXU Corp. 6.5% 11/15/24	440,000	398,200
		2,745,375
Energy – 6.1%
Chesapeake Energy Corp.:
6.5% 8/15/17 (b)	170,000	167,450
6.875% 1/15/16	115,000	115,575
7.5% 6/15/14	200,000	212,000
7.75% 1/15/15	825,000	872,438
Kerr-McGee Corp. 6.95% 7/1/24	235,000	240,545
Newfield Exploration Co.:
6.625% 9/1/14	120,000	122,400
8.375% 8/15/12	300,000	321,750
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (b)	100,000	99,250
Pogo Producing Co. 6.875% 10/1/17 (b)	150,000	148,500
		2,299,908
Environmental – 0.6%
Allied Waste North America, Inc.:
5.75% 2/15/11	145,000	135,213
8.5% 12/1/08	105,000	109,069
		244,282
Food and Drug Retail – 0.2%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (c)	50,000	49,125
8.125% 6/15/12	30,000	29,325
		78,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Food/Beverage/Tobacco – 1.6%
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (b)	$170,000	$168,300
7.3% 7/15/15 (b)	150,000	153,000
Smithfield Foods, Inc.:
7% 8/1/11	225,000	228,375
7.75% 5/15/13	45,000	47,138
		596,813
Gaming – 8.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (b)(c)	40,000	40,350
8% 11/15/13 (b)	50,000	50,375
Mandalay Resort Group:
9.375% 2/15/10	321,000	348,686
10.25% 8/1/07	100,000	106,625
MGM MIRAGE:
6% 10/1/09	1,055,000	1,036,538
6.625% 7/15/15 (b)	90,000	86,963
6.75% 9/1/12	170,000	168,725
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	62,888
6.375% 7/15/09	850,000	850,000
7.125% 8/15/14	45,000	46,125
8% 4/1/12	35,000	36,575
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (b)	130,000	132,763
7.25% 5/1/12	30,000	30,638
Station Casinos, Inc. 6.875% 3/1/16	240,000	242,400
		3,239,651
Healthcare 3.5%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (b)	50,000	49,438
6.375% 8/15/15 (b)	70,000	69,125
Omega Healthcare Investors, Inc. 7% 4/1/14	220,000	221,100
PerkinElmer, Inc. 8.875% 1/15/13	410,000	458,175
Senior Housing Properties Trust 8.625% 1/15/12	445,000	489,500
Service Corp. International (SCI) 7% 6/15/17 (b)	60,000	59,400
		1,346,738
Homebuilding/Real Estate – 7.5%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (b)	650,000	628,875

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Homebuilding/Real Estate – continued
American Real Estate Partners/American Real Estate
Finance Corp.: – continued
8.125% 6/1/12	$565,000	$576,300
K. Hovnanian Enterprises, Inc. 6% 1/15/10	30,000	28,200
KB Home 7.75% 2/1/10	735,000	749,700
Standard Pacific Corp.:
5.125% 4/1/09	75,000	69,750
6.875% 5/15/11	205,000	194,238
WCI Communities, Inc.:
6.625% 3/15/15	400,000	346,000
7.875% 10/1/13	280,000	266,700
		2,859,763
Hotels 4.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	880,000	928,400
Host Marriott LP 7.125% 11/1/13	420,000	424,725
ITT Corp. 7.375% 11/15/15	350,000	371,438
		1,724,563
Insurance – 3.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13	735,000	766,238
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	165,000	151,800
UnumProvident Corp. 7.375% 6/15/32	235,000	229,362
		1,147,400
Leisure – 0.1%
Equinox Holdings Ltd. 9% 12/15/09	55,000	56,375
Metals/Mining – 3.9%
Arch Western Finance LLC 6.75% 7/1/13	450,000	454,500
Century Aluminum Co. 7.5% 8/15/14	305,000	298,900
Southern Peru Copper Corp. 6.375% 7/27/15 (b)	200,000	195,534
Vedanta Resources PLC 6.625% 2/22/10 (b)	565,000	546,638
		1,495,572
Paper 3.6%
Catalyst Paper Corp. 8.625% 6/15/11	453,000	448,470
Georgia-Pacific Corp.:
8% 1/15/14	25,000	26,875
8% 1/15/24	65,000	69,225
8.125% 5/15/11	60,000	65,100
8.875% 2/1/10	620,000	683,550
9.375% 2/1/13	50,000	55,250
		1,348,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Publishing/Printing – 3.0%
Houghton Mifflin Co. 7.2% 3/15/11	$270,000	$279,450
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	60,000	67,650
The Reader’s Digest Association, Inc. 6.5% 3/1/11	800,000	796,000
		1,143,100
Services – 0.7%
Corrections Corp. of America:
6.25% 3/15/13	40,000	39,450
7.5% 5/1/11	70,000	72,573
FTI Consulting, Inc. 7.625% 6/15/13 (b)	135,000	138,038
		250,061
Shipping – 2.6%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	410,000	401,800
8.25% 3/15/13	50,000	53,375
Teekay Shipping Corp. 8.875% 7/15/11	460,000	520,950
		976,125
Steels – 0.7%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	250,000	273,750
Super Retail – 1.6%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (b)(c)	260,000	261,625
8% 10/1/12 (b)	340,000	327,675
		589,300
Technology – 9.4%
Flextronics International Ltd. 6.25% 11/15/14	30,000	29,025
Freescale Semiconductor, Inc.:
6.875% 7/15/11	745,000	769,213
7.125% 7/15/14	110,000	115,225
Lucent Technologies, Inc.:
6.45% 3/15/29	60,000	51,375
6.5% 1/15/28	55,000	46,750
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (c)	335,000	329,975
Sanmina-SCI Corp. 10.375% 1/15/10	165,000	179,850
STATS ChipPAC Ltd. 7.5% 7/19/10	705,000	706,763
Unisys Corp. 8% 10/15/12	140,000	122,500
Xerox Capital Trust I 8% 2/1/27	880,000	906,400
Xerox Corp.:
6.875% 8/15/11	75,000	77,438

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)
Technology – continued
Xerox Corp.: – continued
7.125% 6/15/10	$80,000	$83,400
7.625% 6/15/13	125,000	132,500
9.75% 1/15/09	15,000	16,744
		3,567,158
Telecommunications – 6.5%
Innova S. de R.L. 9.375% 9/19/13	105,000	115,894
Mobile Telesystems Finance SA 8% 1/28/12 (b)	230,000	236,900
Qwest Corp.:
7.12% 6/15/13 (b)(c)	260,000	274,300
7.625% 6/15/15 (b)	120,000	122,400
8.875% 3/15/12	300,000	329,250
Rogers Communications, Inc.:
7.25% 12/15/12	770,000	808,500
9.625% 5/1/11	285,000	327,750
U.S. West Communications:
6.875% 9/15/33	100,000	88,750
7.5% 6/15/23	190,000	177,650
		2,481,394
Textiles & Apparel – 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	230,000	228,850
TOTAL NONCONVERTIBLE BONDS
(Cost $35,988,018)		35,189,964

Floating Rate Loans 4.0%

Electric Utilities – 1.3%
Riverside Energy Center LLC:
term loan 8.4931% 6/24/11 (c)	454,395	468,027
Credit-Linked Deposit 8.4931% 6/24/11 (c)	21,240	21,558
		489,585
Energy – 0.9%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (c)	8,000	8,130
Tranche B1, term loan 6.5658% 7/8/12 (c)	11,970	12,165
Kerr-McGee Corp. Tranche B, term loan 6.51%
5/24/11 (c)	329,175	329,175
		349,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Floating Rate Loans continued
	Principal	Value
	Amount	(Note 1)
Technology – 0.9%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.4354% 3/9/11 (c)	$253,725	$ 253,091
Tranche B, term loan 5.6854% 3/9/13 (c)	70,600	70,777
		323,868
Telecommunications – 0.9%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	350,000	349,125
TOTAL FLOATING RATE LOANS
(Cost $1,513,503)		1,512,048
Money Market Funds 2.4%
	Shares
Fidelity Cash Central Fund, 3.92% (a)
(Cost $906,824)	906,824	906,824
TOTAL INVESTMENT PORTFOLIO 99.0%
(Cost $38,408,345)		37,608,836

NET OTHER ASSETS – 1.0%		380,356
NET ASSETS 100%		$37,989,192

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $5,735,712 or
15.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	81.5%
Canada	7.5%
Mexico	2.7%
Chile	2.0%
Singapore	2.0%
Luxembourg	1.5%
United Kingdom	1.4%
Marshall Islands	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $38,408,345)
See accompanying schedule		$37,608,836
Receivable for investments sold		119,131
Receivable for fund shares sold		78,494
Interest receivable		657,547
Receivable from investment adviser for expense
reductions		3,285
Other receivables		300
Total assets		38,467,593

Liabilities
Payable to custodian bank	$843
Payable for investments purchased	251,755
Payable for fund shares redeemed	142,538
Distributions payable	34,316
Accrued management fee	18,163
Other affiliated payables	8,248
Other payables and accrued expenses	22,538
Total liabilities		478,401

Net Assets		$37,989,192
Net Assets consist of:
Paid in capital		$39,031,592
Undistributed net investment income		17,883
Accumulated undistributed net realized gain (loss) on
investments		(260,774)
Net unrealized appreciation (depreciation) on
investments		(799,509)
Net Assets, for 3,825,370 shares outstanding		$37,989,192
Net Asset Value, offering price and redemption price per
share ($37,989,192 ÷ 3,825,370 shares)		$9.93

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended October 31, 2005 (Unaudited)

Investment Income
Dividends		$260
Interest		1,199,317
Total income		1,199,577

Expenses
Management fee	$108,975
Transfer agent fees	41,820
Accounting fees and expenses	7,604
Independent trustees’ compensation	85
Custodian fees and expenses	3,859
Registration fees	30,287
Audit	20,204
Legal	40
Miscellaneous	73
Total expenses before reductions	212,947
Expense reductions	(50,914)	162,033

Net investment income		1,037,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		(153,844)
Change in net unrealized appreciation (depreciation) on
investment securities		389,224
Net gain (loss)		235,380
Net increase (decrease) in net assets resulting from
operations		$1,272,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
		For the period
		September 8, 2004
	Six months ended	(commencement of
	October 31, 2005	operations) to
	(Unaudited)	April 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,037,544	$1,031,178
Net realized gain (loss)	(153,844)	(114,829)
Change in net unrealized appreciation (depreciation) .	389,224	(1,188,733)
Net increase (decrease) in net assets resulting
from operations	1,272,924	(272,384)
Distributions to shareholders from net investment income .	(1,025,476)	(1,016,573)
Share transactions
Proceeds from sales of shares	9,327,339	54,345,024
Reinvestment of distributions	850,379	885,977
Cost of shares redeemed	(10,128,768)	(16,274,044)
Net increase (decrease) in net assets resulting from
share transactions	48,950	38,956,957
Redemption fees	3,630	21,164
Total increase (decrease) in net assets	300,028	37,689,164

Net Assets
Beginning of period	37,689,164	—
End of period (including undistributed net investment
income of $17,883 and undistributed net investment
income of $5,815, respectively)	$37,989,192	$37,689,164

Other Information
Shares
Sold	929,166	5,347,141
Issued in reinvestment of distributions	84,691	87,699
Redeemed	(1,010,779)	(1,612,548)
Net increase (decrease)	3,078	3,822,292

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005E
Selected Per Share Data
Net asset value, beginning of period	$9.86	$10.00
Income from Investment Operations
Net investment incomeD	274	.331
Net realized and unrealized gain (loss)	065	(.164)
Total from investment operations	339	.167
Distributions from net investment income	(.270)	(.314)
Redemption fees added to paid in capitalD	001	.007
Net asset value, end of period	$9.93	$9.86
Total ReturnB,C	3.45%	1.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.11%A	1.22%A
Expenses net of voluntary waivers, if any	85%A	.85%A
Expenses net of all reductions	85%A	.84%A
Net investment income	5.41%A	5.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$37,989	$37,689
Portfolio turnover rate	106%A	134%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 8, 2004 (commencement of operations) to April 30, 2005.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused High Income Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund: Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, for which quotations are readily avail able, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$107,626
Unrealized depreciation	(902,456)
Net unrealized appreciation (depreciation)	$(794,830)
Cost for federal income tax purposes	$38,403,666

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to

Semiannual Report

20

2. Operating Policies continued

Repurchase Agreements continued the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $21,551,183 and $19,156,752, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .22% of average net assets.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $27,817 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $50,006.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $171 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $737.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Semiannual Report

22

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

24

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractu ally agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board considered that the short term performance of the fund was disappointing when compared to its benchmark, but noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board considered two proprietary management fee comparisons for the period of the fund’s operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers

Semiannual Report

26

and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

28

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

29 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FFH-USAN-1205 1.801608.101

Fidelity® High Income Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	7	A complete list of the fund’s investments
		with their market values.

Financial Statements	24	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	28	Notes to the financial statements.

Report of Independent	33
Registered Public
Accounting Firm

Board Approval of	34
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead sev eral years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the sharehold er reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,045.30	$3.92
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.37	$3.87

* Expenses are equal to the Fund’s annualized expense ratio of .76%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Five Holdings as of October 31, 2005
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
SunGard Data Systems, Inc.	3.0	0.0
CMS Energy Corp.	2.2	2.4
General Motors Acceptance Corp	2.1	0.0
AES Corp.	2.1	2.4
DaVita, Inc.	2.0	1.0
	11.4
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Technology	9.2	6.4
Electric Utilities	8.6	8.9
Energy	7.2	6.4
Cable TV	6.9	7.2
Healthcare	6.9	7.1

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

5 Semiannual Report

Investment Changes continued

Semiannual Report 6

Investments October 31, 2005
Showing Percentage of Net Assets

Nonconvertible Bonds 82.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Aerospace – 0.8%
BE Aerospace, Inc. 8% 3/1/08	$7,125	$7,125
L 3 Communications Corp.:
6.125% 1/15/14	8,790	8,570
6.375% 10/15/15 (e)	10,680	10,547
		26,242
Air Transportation – 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,227
7.377% 5/23/19	10,888	7,131
7.379% 11/23/17	9,047	5,835
7.8% 4/1/08	6,355	6,164
8.608% 10/1/12	9,395	9,019
10.18% 1/2/13	4,239	2,883
10.32% 7/30/14 (e)	3,994	2,596
AMR Corp.:
9.17% 1/30/12	860	516
10.13% 6/15/11	860	490
10.45% 11/15/11	2,595	1,557
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,840	1,600
7.568% 12/1/06	4,005	3,544
8.312% 10/2/12	1,965	1,631
Delta Air Lines, Inc. 9.5% 11/18/08 (c)(e)	23,240	18,824
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	489	328
7.711% 9/18/11	9,634	7,322
7.779% 1/2/12	10,420	6,981
7.92% 5/18/12	7,170	5,593
Northwest Airlines, Inc. pass thru trust certificates
7.626% 4/1/10	8,996	5,308
		97,549
Automotive 3.9%
Commercial Vehicle Group, Inc. 8% 7/1/13 (e)	3,830	3,811
Cooper Standard Auto, Inc. 7% 12/15/12	2,400	2,088
Delco Remy International, Inc. 9.375% 4/15/12	12,360	5,315
Ford Motor Credit Co. 6.625% 6/16/08	10,000	9,590
General Motors Acceptance Corp.:
6.75% 12/1/14	43,695	41,773
6.875% 9/15/11	16,250	15,756
6.875% 8/28/12	8,890	8,564
8% 11/1/31	4,635	4,785

See accompanying notes which are an integral part of the financial statements.

7		Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Automotive continued
Navistar International Corp.:
6.25% 3/1/12	$7,240	$6,498
7.5% 6/15/11	2,210	2,077
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,501
Tenneco, Inc. 8.625% 11/15/14	17,000	16,023
Visteon Corp. 7% 3/10/14	8,440	7,047
		127,828
Broadcasting – 0.9%
Granite Broadcasting Corp. 9.75% 12/1/10	3,000	2,790
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	21,125
Radio One, Inc.:
6.375% 2/15/13 (e)	2,710	2,635
8.875% 7/1/11	3,715	3,910
		30,460
Building Materials – 1.6%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,297
Goodman Global Holdings, Inc. 6.41% 6/15/12 (e)(f) .	2,955	2,911
Maax Holdings, Inc. 0% 12/15/12 (d)	2,750	1,128
Nortek, Inc. 8.5% 9/1/14	9,255	8,839
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	22,225
Texas Industries, Inc. 7.25% 7/15/13 (e)	6,670	6,903
		53,303
Cable TV 3.7%
Cablevision Systems Corp.:
8% 4/15/12	11,505	10,930
8.7163% 4/1/09 (f)	9,130	9,335
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (d)(e)	8,830	5,651
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (e)	7,999	7,199
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (e)	11,380	11,380
CSC Holdings, Inc.:
7.625% 4/1/11	16,870	16,954
7.625% 7/15/18	1,465	1,399
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375%
6/15/15	4,190	4,111
EchoStar DBS Corp. 5.75% 10/1/08	9,940	9,729
FrontierVision Operating Partners LP/FrontierVision
Capital Corp. 11% 10/15/06 (c)	2,000	2,700
iesy Repository GmbH 10.375% 2/15/15 (e)	6,970	7,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cable TV – continued
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	$5,270	$5,639
Rogers Cable, Inc. 6.75% 3/15/15	14,310	14,238
Videotron Ltee 6.875% 1/15/14	14,060	14,271
		120,750
Capital Goods 1.9%
Case New Holland, Inc. 9.25% 8/1/11	4,920	5,178
Chart Industries, Inc. 9.125% 10/15/15 (e)	3,040	3,017
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	1,240	1,240
Hawk Corp. 8.75% 11/1/14	4,189	4,231
Invensys PLC 9.875% 3/15/11 (e)	32,690	31,219
Mueller Group, Inc. 8.4431% 11/1/11 (f)	7,390	7,538
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,865	2,464
Terex Corp.:
9.25% 7/15/11	2,000	2,140
10.375% 4/1/11	5,000	5,338
		62,365
Chemicals – 2.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,771
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series
B, 0% 10/1/14 (d)	6,595	4,584
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	16,700	18,120
Huntsman Advanced Materials LLC 11% 7/15/10	2,860	3,182
Lyondell Chemical Co.:
9.5% 12/15/08	20,900	21,893
9.625% 5/1/07	1,875	1,978
Nell AF Sarl 8.375% 8/15/15 (e)	5,250	5,079
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,016
Phibro Animal Health Corp. 13% 12/1/07 unit	2,942	3,089
		69,712
Consumer Products – 1.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	1,245	1,133
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	16,760	15,922
Jostens IH Corp. 7.625% 10/1/12	3,300	3,284
K2, Inc. 7.375% 7/1/14	16,450	16,121
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,290	2,187
The Scotts Co. 6.625% 11/15/13	4,080	4,141
		42,788
Containers – 2.1%
AEP Industries, Inc. 7.875% 3/15/13	1,720	1,634

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Containers – continued
Berry Plastics Corp. 10.75% 7/15/12	$5,060	$5,212
BWAY Corp. 10% 10/15/10	7,735	7,967
Crown European Holdings SA 10.875% 3/1/13	9,370	11,033
Graham Packaging Co. LP/ GPC Capital Corp. 8.5%
10/15/12	6,080	5,837
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	4,930
7.75% 5/15/11	3,750	3,872
8.25% 5/15/13	3,000	3,060
8.75% 11/15/12	3,000	3,203
8.875% 2/15/09	4,000	4,160
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,020
7.5% 5/15/10	12,000	11,850
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	2,800	2,982
		67,760
Diversified Financial Services – 0.6%
E*TRADE Financial Corp. 7.375% 9/15/13 (e)	3,310	3,260
Residential Capital Corp.:
5.385% 6/29/07 (e)(f)	10,000	10,096
6.375% 6/30/10 (e)	4,655	4,728
6.875% 6/30/15 (e)	1,375	1,448
		19,532
Diversified Media – 1.2%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,943
CanWest Media, Inc. 8% 9/15/12	2,660	2,826
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,431
LBI Media, Inc. 10.125% 7/15/12	9,390	9,977
Liberty Media Corp. 5.7% 5/15/13	14,790	13,348
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,360
		40,885
Electric Utilities – 7.7%
AES Corp.:
8.75% 6/15/08	1,628	1,699
8.75% 5/15/13 (e)	26,680	28,781
8.875% 2/15/11	906	968
9% 5/15/15 (e)	3,295	3,579
9.375% 9/15/10	13,149	14,267
9.5% 6/1/09	17,342	18,643
AES Gener SA 7.5% 3/25/14	7,915	7,915
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	16,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Electric Utilities – continued
Aquila, Inc. 14.875% 7/1/12	$4,405	$5,903
Calpine Corp. 9.9% 7/15/07 (e)(f)	8,558	6,504
Calpine Generating Co. LLC 7.61% 4/1/09 (f)	5,000	5,150
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,808
8.5% 4/15/11	11,175	12,237
8.9% 7/15/08	19,995	21,445
9.875% 10/15/07	13,320	14,319
Nevada Power Co.:
5.875% 1/15/15	2,950	2,906
9% 8/15/13	1,886	2,084
10.875% 10/15/09	2,595	2,848
NorthWestern Energy Corp. 5.875% 11/1/14	1,500	1,481
NRG Energy, Inc. 8% 12/15/13	9,201	9,983
Reliant Energy, Inc.:
6.75% 12/15/14	4,370	4,042
9.25% 7/15/10	2,240	2,352
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,293
Sierra Pacific Resources:
6.75% 8/15/17 (e)	4,320	4,288
7.803% 6/15/12	5,000	5,300
TECO Energy, Inc.:
5.6931% 5/1/10 (f)	7,370	7,444
6.125% 5/1/07	10,905	10,946
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,364	3,414
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	7,300	7,829
Western Resources, Inc. 7.125% 8/1/09	3,940	4,196
		252,739
Energy – 6.0%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,551
Chesapeake Energy Corp.:
6.5% 8/15/17 (e)	9,190	9,052
7.5% 9/15/13	4,000	4,215
7.5% 6/15/14	6,430	6,816
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	3,693	3,776
El Paso Corp. 7.875% 6/15/12	10,430	10,652
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,487
7.375% 12/15/12	8,485	8,400
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,539

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Energy – continued
Hanover Compressor Co.:
8.625% 12/15/10	$2,030	$2,142
9% 6/1/14	3,710	4,035
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,599
Kerr-McGee Corp. 6.875% 9/15/11	1,880	1,990
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,375
Plains Exploration & Production Co. 7.125% 6/15/14	2,220	2,298
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,488
Pride International, Inc. 7.375% 7/15/14	3,650	3,915
Range Resources Corp. 7.375% 7/15/13	8,500	8,840
Sonat, Inc.:
6.625% 2/1/08	12,595	12,532
6.75% 10/1/07	520	524
7.625% 7/15/11	1,485	1,489
Southern Natural Gas Co. 8.875% 3/15/10	2,810	2,993
Stone Energy Corp. 6.75% 12/15/14	1,720	1,608
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	3,190	3,238
The Coastal Corp.:
6.5% 5/15/06	8,680	8,702
6.5% 6/1/08	10,660	10,460
7.5% 8/15/06	16,940	17,131
7.625% 9/1/08	7,970	8,020
7.75% 6/15/10	7,795	7,873
10.75% 10/1/10	770	847
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,761
7.125% 9/1/11	11,320	11,674
8.75% 3/15/32	5,000	5,775
		196,797
Environmental – 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,903
8.5% 12/1/08	21,150	21,970
		29,873
Food and Drug Retail – 1.4%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,850
8.25% 7/15/10	17,550	18,822
Jean Coutu Group, Inc.:
7.625% 8/1/12	2,370	2,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Food and Drug Retail – continued
Jean Coutu Group, Inc.: – continued
8.5% 8/1/14	$6,655	$6,139
Rite Aid Corp. 12.5% 9/15/06	8,565	9,025
Stater Brothers Holdings, Inc. 7.37% 6/15/10 (f)	5,560	5,463
		44,628
Food/Beverage/Tobacco – 2.0%
Dean Foods Co. 8.15% 8/1/07	5,198	5,432
Doane Pet Care Co.:
10.625% 11/15/15 (e)	3,970	4,020
10.75% 3/1/10	7,375	7,983
Dole Food Co., Inc. 8.625% 5/1/09	4,583	4,720
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	20,960	21,484
Smithfield Foods, Inc. 7% 8/1/11	15,015	15,240
United Agriculture Products, Inc. 8.25% 12/15/11	6,582	6,911
		65,790
Gaming – 2.7%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,816
MGM MIRAGE:
5.875% 2/27/14	11,850	11,065
6% 10/1/09	980	963
6.625% 7/15/15 (e)	4,920	4,760
6.75% 9/1/12	9,860	9,786
9.75% 6/1/07	4,850	5,105
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,069
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,000
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,278
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	8,925
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	4,190	4,169
Station Casinos, Inc. 6% 4/1/12	5,640	5,570
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9%
1/15/12 (e)	2,100	2,195
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	17,340	16,495
		87,196
Healthcare 5.8%
AmeriPath, Inc. 10.5% 4/1/13	6,620	6,918
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (e)	5,430	5,810
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,000	4,825

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Healthcare continued
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	$5,000	$4,900
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,364
Community Health Systems, Inc. 6.5% 12/15/12	6,970	6,935
DaVita, Inc.:
6.625% 3/15/13	9,980	10,030
7.25% 3/15/15	23,915	24,035
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	3,749
HCA, Inc.:
5.5% 12/1/09	17,755	17,327
5.75% 3/15/14	6,895	6,507
6.375% 1/15/15	2,510	2,463
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	14,755	15,087
Mylan Laboratories, Inc.:
5.75% 8/15/10 (e)	3,580	3,540
6.375% 8/15/15 (e)	4,970	4,908
Psychiatric Solutions, Inc.:
7.75% 7/15/15	8,220	8,405
10.625% 6/15/13	5,249	5,958
ResCare, Inc. 7.75% 10/15/13 (e)	6,970	6,987
Senior Housing Properties Trust 7.875% 4/15/15	2,970	3,126
Service Corp. International (SCI) 7% 6/15/17 (e)	8,900	8,811
Tenet Healthcare Corp.:
9.25% 2/1/15 (e)	13,605	12,891
9.875% 7/1/14	6,160	5,960
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,487
Ventas Realty LP/Ventas Capital Corp. 6.625%
10/15/14	9,875	9,900
		190,923
Homebuilding/Real Estate – 1.1%
American Real Estate Partners/American Real Estate
Finance Corp. 7.125% 2/15/13 (e)	8,280	8,011
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,820
Stanley-Martin Communities LLC 9.75% 8/15/15 (e)	1,750	1,619
Technical Olympic USA, Inc. 9% 7/1/10	5,000	4,950
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10	4,810	4,870
WCI Communities, Inc.:
6.625% 3/15/15	5,000	4,325
7.875% 10/1/13	3,440	3,277
10.625% 2/15/11	4,440	4,706
		35,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hotels 0.8%
Gaylord Entertainment Co. 8% 11/15/13	$2,910	$3,026
Host Marriott LP:
6.375% 3/15/15	10,515	10,200
7.125% 11/1/13	4,865	4,920
ITT Corp. 6.75% 11/15/05	3,600	3,600
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,338
		27,084
Insurance – 0.7%
Provident Companies, Inc. 7.25% 3/15/28	1,175	1,134
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,285
7.625% 3/1/11	14,080	14,777
		22,196
Leisure – 0.8%
Equinox Holdings Ltd. 9% 12/15/09	3,350	3,434
Six Flags, Inc.:
9.625% 6/1/14	14,715	14,641
9.75% 4/15/13	2,925	2,910
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,622
		24,607
Metals/Mining – 1.3%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,959
Century Aluminum Co. 7.5% 8/15/14	2,510	2,460
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,112
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,481
Novelis, Inc. 7.25% 2/15/15 (e)	15,935	14,581
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	17,195	12,466
		41,059
Paper 1.7%
Boise Cascade LLC/Boise Cascade Finance Corp.
7.125% 10/15/14	2,300	2,047
Catalyst Paper Corp. 8.625% 6/15/11	5,870	5,811
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,091
8% 1/15/24	3,335	3,552
8.125% 5/15/11	2,585	2,805
8.875% 2/1/10	2,000	2,205
8.875% 5/15/31	5,320	6,118
9.5% 12/1/11	18,943	21,927

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Paper – continued
Norampac, Inc. 6.75% 6/1/13	$4,480	$4,256
Stone Container Corp. 8.375% 7/1/12	5,000	4,775
		55,587
Publishing/Printing – 1.3%
Dex Media West LLC/Dex Media West Finance Co.
9.875% 8/15/13	3,650	4,024
Dex Media, Inc. 8% 11/15/13	6,555	6,637
Houghton Mifflin Co.:
8.25% 2/1/11	8,955	9,224
9.875% 2/1/13	22,521	23,872
		43,757
Railroad 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,260
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	9,860	10,057
TFM SA de CV yankee 10.25% 6/15/07	860	920
		12,237
Restaurants 1.3%
Carrols Corp. 9% 1/15/13 (e)	17,725	17,459
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	14,347
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,926
Uno Restaurant Corp. 10% 2/15/11 (e)	10,625	9,456
		44,188
Services – 2.1%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	3,300	3,399
Corrections Corp. of America 6.25% 3/15/13	16,770	16,539
FTI Consulting, Inc. 7.625% 6/15/13 (e)	2,000	2,045
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e) .	12,010	10,929
Iron Mountain, Inc. 6.625% 1/1/16	4,665	4,315
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	12,620	13,188
United Rentals North America, Inc. 7% 2/15/14	19,705	18,079
		68,494
Shipping – 2.7%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	14,210	15,489
General Maritime Corp. 10% 3/15/13	9,615	10,625
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,110
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	2,830	2,328
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	5,700	5,643
OMI Corp. 7.625% 12/1/13	3,160	3,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Shipping – continued
Seabulk International, Inc. 9.5% 8/15/13	$7,985	$8,974
Ship Finance International Ltd. 8.5% 12/15/13	35,500	34,435
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,663
		88,514
Steels – 0.9%
California Steel Industries, Inc. 6.125% 3/15/14	10,490	9,651
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	11,555	12,653
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,210
		30,514
Super Retail – 2.9%
Asbury Automotive Group, Inc.:
8% 3/15/14	26,335	24,492
9% 6/15/12	9,835	9,737
Couche Tard U.S. LP /Couche Tard Financing Corp.
7.5% 12/15/13	5,785	5,901
Dillard’s, Inc. 6.69% 8/1/07	14,045	14,080
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	4,920	4,742
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	16,960	16,790
Sonic Automotive, Inc. 8.625% 8/15/13	21,995	20,895
		96,637
Technology – 7.9%
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,568
9.25% 2/15/08	1,755	1,672
Celestica, Inc. 7.875% 7/1/11	24,240	24,058
Freescale Semiconductor, Inc.:
6.875% 7/15/11	8,560	8,838
6.9% 7/15/09 (f)	7,350	7,534
7.125% 7/15/14	10,760	11,271
Lucent Technologies, Inc.:
6.45% 3/15/29	20,850	17,853
6.5% 1/15/28	1,445	1,228
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	4,145	3,896
7.12% 12/15/11 (f)	1,740	1,714
8% 12/15/14	3,880	3,550
New ASAT Finance Ltd. 9.25% 2/1/11	5,940	4,158
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,013
Sanmina-SCI Corp. 10.375% 1/15/10	20,775	22,645

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Technology – continued
Semiconductor Note Participation Trust 0% 8/4/11 (e)	$14,535	$23,256
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (e)(f)	7,870	8,067
9.125% 8/15/13 (e)	28,040	28,741
10.25% 8/15/15 (e)	22,540	22,315
Xerox Capital Trust I 8% 2/1/27	26,080	26,862
Xerox Corp.:
6.875% 8/15/11	10,000	10,325
7.125% 6/15/10	6,480	6,755
7.625% 6/15/13	14,500	15,370
		260,689
Telecommunications – 6.7%
Citizens Communications Co. 6.25% 1/15/13	7,135	6,778
Digicel Ltd. 9.25% 9/1/12 (e)	1,610	1,662
Dycom Investment, Inc. 8.125% 10/15/15 (e)	4,930	4,942
Inmarsat Finance PLC 7.625% 6/30/12	2,420	2,447
Intelsat Ltd.:
6.5% 11/1/13	14,700	10,841
7.625% 4/15/12	11,340	9,015
8.695% 1/15/12 (e)(f)	8,730	8,894
Millicom International Cellular SA 10% 12/1/13	16,525	16,979
New Skies Satellites BV 8.5388% 11/1/11 (f)	4,490	4,602
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,886
NTELOS Holding Corp. 12.9% 10/15/13 (e)(f)	10,000	9,975
PanAmSat Corp. 9% 8/15/14	3,105	3,276
Qwest Communications International, Inc.:
7.25% 2/15/11	4,485	4,367
7.5% 2/15/14 (e)	1,840	1,757
7.5% 2/15/14	15,725	14,899
Qwest Corp.:
7.12% 6/15/13 (e)(f)	20,090	21,195
7.625% 6/15/15 (e)	11,890	12,128
Qwest Services Corp. 13.5% 12/15/10	5,000	5,700
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	17,818
6.995% 12/15/10 (f)	5,330	5,490
7.25% 12/15/12	3,310	3,476
7.5% 3/15/15	8,790	9,372
8% 12/15/12	3,790	3,989
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Telecommunications – continued
U.S. West Communications:
5.625% 11/15/08	$5,000	$4,938
6.875% 9/15/33	4,920	4,367
		218,628
Textiles & Apparel – 0.1%
Levi Strauss & Co. 8.8044% 4/1/12 (f)	3,810	3,781
TOTAL NONCONVERTIBLE BONDS
(Cost $2,695,425)		2,700,670

Common Stocks 1.4%
	Shares
Cable TV 0.7%
EchoStar Communications Corp. Class A	150,860	4,054
NTL, Inc. (a)	91,990	5,641
Telewest Global, Inc. (a)	632,321	14,423
		24,118
Consumer Products – 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	1,985,500	5,837
Containers – 0.0%
Trivest 1992 Special Fund Ltd. (a)(g)	13,662,268	137
Energy – 0.1%
El Paso Corp.	300,000	3,558
Healthcare 0.1%
Skilled Healthcare Group, Inc. (a)(g)	8,484	1,756
Homebuilding/Real Estate – 0.0%
Swerdlow Real Estate Group LLC (a)(g)	159,600	24
Services – 0.0%
Spincycle LLC:
Class A (a)	418,003	157
Class F (a)	2,936	1
		158
Technology – 0.1%
Xerox Corp. (a)	300,000	4,071
Telecommunications – 0.2%
Sprint Nextel Corp.	227,548	5,304

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
Textiles & Apparel – 0.0%
Arena Brands Holding Corp. Class B (g)	143,778	$1,623
TOTAL COMMON STOCKS
(Cost $46,991)		46,586

Nonconvertible Preferred Stocks 0.0%

Automotive 0.0%
Cambridge Industries, Inc. (liquidation trust)
(Cost $0) (a)	2,303,017	23

Floating Rate Loans 7.8%
	Principal
	Amount (000s)
Air Transportation – 0.3%
US Airways Group, Inc. Tranche 1A, term loan
10.0256% 9/30/10 (f)	$8,849	8,937
Cable TV 2.5%
Charter Communications Operating LLC:
Tranche A, term loan 7.25% 4/27/10 (f)	5,000	4,994
Tranche B, term loan 7.4998% 4/7/11 (f)	37,225	37,318
Hilton Head Communications LP:
revolver loan 7% 9/30/07 (f)	2,512	2,452
Tranche B, term loan 8% 3/31/08 (f)	5,833	5,745
NTL Investment Holdings Ltd. Tranche B, term loan 7.14%
6/13/12 (f)	30,000	30,150
Olympus Cable Holdings LLC Tranche A, term loan 8%
6/30/10 (f)	1,800	1,773
		82,432
Capital Goods 0.3%
Invensys International Holding Ltd.:
term loan 8.5294% 12/5/09 (f)	8,000	8,200
Tranche B1, term loan 7.7913% 9/4/09 (f)	2,860	2,892
		11,092
Electric Utilities – 0.9%
Riverside Energy Center LLC:
term loan 8.4931% 6/24/11 (f)	9,088	9,361
Credit-Linked Deposit 8.4931% 6/24/11 (f)	425	431
Texas Genco LLC term loan 5.8797% 12/14/11 (f)	17,878	17,878
		27,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Floating Rate Loans continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Energy – 1.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (f)	$504	$512
Tranche 2, term loan 10.8125% 7/8/13 (f)	8,540	8,796
Tranche B1, term loan 6.5658% 7/8/12 (f)	754	766
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (f)	2,850	2,868
term loan 6.8125% 11/22/09 (f)	4,674	4,709
Kerr-McGee Corp. Tranche B, term loan 6.51%
5/24/11 (f)	14,963	14,963
Targa Resources, Inc. / Targa Resources Finance Corp.:
term loan 6.34% 10/31/12 (f)	3,008	3,016
Credit-Linked Deposit 6.4581% 10/31/12 (f)	722	724
		36,354
Healthcare 1.0%
Concentra Operating Corp. term loan 6.05%
9/30/11 (f)	1,330	1,345
DaVita, Inc. Tranche B, term loan 4.1762% 10/5/12 (f)	30,745	31,168
		32,513
Homebuilding/Real Estate – 0.3%
General Growth Properties, Inc. Tranche B, term loan
6.09% 11/12/08 (f)	10,929	11,025
Paper 0.2%
Boise Cascade Holdings LLC Tranche B, term loan
5.7897% 10/26/11 (f)	4,977	5,039
Technology – 1.2%
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (f)	38,289	38,528
TOTAL FLOATING RATE LOANS
(Cost $250,936)		253,590

Money Market Funds 6.1%
	Shares
Fidelity Cash Central Fund, 3.92% (b)
(Cost $199,927)	199,927,490	199,927

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Cash Equivalents 0.1%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.92%, dated 10/31/05 due 11/1/05)
(Cost $4,133)	$4,133	$4,133
TOTAL INVESTMENT PORTFOLIO 97.7%
(Cost $3,197,412)		3,204,929

NET OTHER ASSETS – 2.3%		75,885
NET ASSETS 100%		$3,280,814

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Non-income producing – Issuer is in
default.

(d) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $596,162,000
or 18.2% of net assets.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $3,540,000
or 0.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Arena Brands
Holding Corp.
Class B	6/18/97	$5,807
Skilled Healthcare 8/19/03 -
Group, Inc.	1/22/04	$—
Swerdlow Real
Estate Group LLC	1/15/99	$7,697
Trivest 1992
Special Fund Ltd.	7/30/92	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Other Information Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.3%
Canada	4.6%
United Kingdom	2.3%
Bermuda	2.0%
Others (individually less than 1%) .	2.8%
100.0%

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $915,167,000 of which $175,701,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $4,133) (cost $ 3,197,412) See
accompanying schedule		$3,204,929
Receivable for investments sold		29,432
Receivable for fund shares sold		2,919
Interest receivable		59,446
Other receivables		1
Total assets		3,296,727

Liabilities
Payable for investments purchased	$8,550
Payable for fund shares redeemed	2,719
Distributions payable	2,487
Accrued management fee	1,563
Other affiliated payables	503
Other payables and accrued expenses	91
Total liabilities		15,913

Net Assets		$3,280,814
Net Assets consist of:
Paid in capital		$4,146,249
Undistributed net investment income		35,017
Accumulated undistributed net realized gain (loss) on
investments		(907,969)
Net unrealized appreciation (depreciation) on
investments		7,517
Net Assets, for 375,007 shares outstanding		$3,280,814
Net Asset Value, offering price and redemption price per
share ($3,280,814 ÷ 375,007 shares)		$8.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005

Investment Income
Dividends		$549
Interest		123,931
Total income		124,480

Expenses
Management fee	$9,141
Transfer agent fees	2,439
Accounting fees and expenses	490
Independent trustees’ compensation	7
Custodian fees and expenses	34
Registration fees	60
Audit	62
Legal	9
Miscellaneous	16
Total expenses before reductions	12,258
Expense reductions	(51)	12,207

Net investment income		112,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		11,021
Change in net unrealized appreciation (depreciation) on
investment securities		14,275
Net gain (loss)		25,296
Net increase (decrease) in net assets resulting from
operations		$137,569

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31,	April 30,
Amounts in thousands	2005	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$112,273	$211,578
Net realized gain (loss)	11,021	58,361
Change in net unrealized appreciation (depreciation) .	14,275	(126,353)
Net increase (decrease) in net assets resulting
from operations	137,569	143,586
Distributions to shareholders from net investment income .	(105,160)	(228,080)
Share transactions
Proceeds from sales of shares	407,458	790,910
Reinvestment of distributions	90,556	192,193
Cost of shares redeemed	(277,784)	(791,972)
Net increase (decrease) in net assets resulting from
share transactions	220,230	191,131
Redemption fees	83	302
Total increase (decrease) in net assets	252,722	106,939

Net Assets
Beginning of period	3,028,092	2,921,153
End of period (including undistributed net investment
income of $35,017 and undistributed net investment
income of $27,904, respectively)	$3,280,814	$3,028,092

Other Information
Shares
Sold	46,154	88,597
Issued in reinvestment of distributions	10,249	21,560
Redeemed	(31,566)	(89,157)
Net increase (decrease)	24,837	21,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights

	Six months ended
	October 31,	Years ended April 30,
	2005	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$8.65	$8.87	$8.36 $	$8.08 $	$9.25	$ 11.32
Income from Investment
Operations
Net investment incomeD	310	.629	.672	.674	.836F,H	1.104
Net realized and unrealized
gain (loss)	081	(.174)	.534	.219	(1.211)F,H	(2.285)
Total from investment
operations	391	.455	1.206	.893	(.375)	(1.181)
Distributions from net
investment income	(.291)	(.676)	(.699)	(.616)	(.802)	(.897)
Redemption fees added to paid
in capitalD	—G	.001	.003	.003	.007	.008
Net asset value, end of period	$8.75	$8.65	$8.87	$8.36	$8.08	$ 9.25
Total ReturnB,C	4.53%	5.18%	14.84%	12.15%	(3.86)%	(10.77)%
Ratios to Average Net AssetsE
Expenses before expense
reductions	76%A	.77%	.77%	.79%	.76%	.74%
Expenses net of voluntary
waivers, if any	76%A	.77%	.77%	.79%	.76%	.74%
Expenses net of all reductions	.76%A	.77%	.77%	.79%	.76%	.74%
Net investment income	6.98%A	7.07%	7.67%	8.82%	9.90%F,H	10.68%
Supplemental Data
Net assets, end of period (in
millions)	$3,281	$3,028	$2,921	$2,345	$1,552	$ 2,158
Portfolio turnover rate	42%A	65%	84%	81%	69%	60%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
G Amount represents less than $.001 per share.
H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are

Semiannual Report

28

1. Significant Accounting Policies continued

Investment Transactions and Income continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to defaulted bonds, market discount, non taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$113,680
Unrealized depreciation	(91,755)
Net unrealized appreciation (depreciation)	$21,925
Cost for federal income tax purposes	$3,183,004

29 Semiannual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $839,578 and $625,857, respectively.

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30

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,098 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

31 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $46, respectively.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the fund.

Semiannual Report

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed Income Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity High Income Fund’s management; our responsibility is to express an opinion on these financial state ments based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 19, 2005

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

34

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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36

The Board noted that the performance of the fund varied considerably relative to its peers over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three year cumula tive total return of the fund compared favorably to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% would mean that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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38

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

40

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

41 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 42

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

43 Semiannual Report

43

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 44

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPH-USAN-1205 1.784853.102

Fidelity® Inflation-Protected Bond Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	9	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Distributions	28

Board Approval of	29
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	38	Complete list of investments for
		Fidelity’s fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$995.70	$3.27
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$995.20	$3.77
HypotheticalA	$1,000.00	$1,021.42	$3.82
Class B
Actual	$1,000.00	$992.80	$7.03
HypotheticalA	$1,000.00	$1,018.15	$7.12
Class C
Actual	$1,000.00	$992.30	$7.53
HypotheticalA	$1,000.00	$1,017.64	$7.63
Inflation Protected Bond
Actual	$1,000.00	$997.60	$2.27
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$997.30	$2.52
HypotheticalA	$1,000.00	$1,022.68	$2.55
A 5% return per year before expenses
* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	65%
Class T	75%
Class B	1.40%
Class C	1.50%
Inflation Protected Bond	45%
Institutional Class	50%

5 Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 1%	4.4	3.9
1 – 1.99%	14.3	2.3
2 – 2.99%	33.2	40.2
3 – 3.99%	37.8	52.7
4 – 4.99%	4.7	0.0
5% and over	0.8	0.0

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding shortterm investments. The coupon rates on inflationprotected bonds tend to be lower than their nominal bond counter parts since inflationprotected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund’s prospectus for more information.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	9.7	10.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	5.3	5.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Semiannual Report 6

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations 89.8%
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 305,266,933	$ 317,761,732
3.625% 4/15/28	177,926,355	226,242,425
3.875% 4/15/29	19,350,900	25,712,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	96,398,220	92,662,410
1.625% 1/15/15	97,698,000	94,796,700
1.875% 7/15/13	210,359,198	209,273,138
2% 1/15/14	332,956,442	333,943,336
2% 7/15/14	51,410,856	51,562,854
3% 7/15/12	177,146,730	189,462,576
3.375% 1/15/07	68,168,100	69,967,700
3.375% 1/15/12	84,158,990	91,627,444
3.625% 1/15/08	156,129,691	163,398,676
3.875% 1/15/09	29,934,000	32,045,750
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $1,893,852,183)		1,898,457,219

Fixed Income Funds 9.3%
	Shares
Fidelity Ultra-Short Central Fund (a)
(Cost $196,653,595)	1,976,924	196,605,092

Cash Equivalents 1.2%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account
at 4.03%, dated 10/31/05 due 11/1/05)
(Cost $26,119,000)	$ 26,121,925	$ 26,119,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $2,116,624,778)		2,121,181,311

NET OTHER ASSETS – (0.3)%		(7,357,688)
NET ASSETS 100%		$2,113,823,623

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21 basis points
with Deutsche Bank	Jan. 2008	$ 11,650,000	$0
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21.25 basis
points with Goldman Sachs	Jan. 2008	19,000,000	(78,623)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20 basis points
with Goldman Sachs	Dec. 2009	20,000,000	(223,747)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20.375 basis
points with Goldman Sachs	Jan. 2009	100,000,000	(951,686)

		$ 150,650,000	$(1,254,056)

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fund’s holdings is provided
at the end of this report.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Financial Statements

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $26,119,000) (cost $ 2,116,624,778)
— See accompanying schedule	$2,121,181,311
Cash	286
Receivable for investments sold	27,328,366
Receivable for fund shares sold	5,522,266
Interest receivable	11,949,655
Receivable from investment adviser for expense
reductions	3,005
Total assets	2,165,984,889

Liabilities
Payable for investments purchased	$ 46,061,491
Payable for fund shares redeemed	3,675,407
Distributions payable	210,896
Swap agreements, at value	1,254,056
Accrued management fee	563,536
Distribution fees payable	139,108
Other affiliated payables	251,126
Other payables and accrued expenses	5,646
Total liabilities	52,161,266

Net Assets	$ 2,113,823,623
Net Assets consist of:
Paid in capital	$2,076,694,561
Undistributed net investment income	43,452,412
Accumulated undistributed net realized gain (loss) on
investments	(9,625,827)
Net unrealized appreciation (depreciation) on
investments	3,302,477
Net Assets	$ 2,113,823,623

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($98,406,914 ÷ 8,739,579 shares)	$11.26

Maximum offering price per share (100/95.25 of
$11.26)	$11.82
Class T:
Net Asset Value and redemption price per share
($92,327,916 ÷ 8,191,461 shares)	$11.27

Maximum offering price per share (100/96.50 of
$11.27)	$11.68
Class B:
Net Asset Value and offering price per share
($58,140,962 ÷ 5,160,461 shares)A	$11.27

Class C:
Net Asset Value and offering price per share
($79,001,410 ÷ 7,018,226 shares)A	$11.26

Inflation Protected Bond:
Net Asset Value, offering price and redemption
price per share ($1,706,857,960 ÷
151,204,981 shares)	$11.29

Institutional Class:
Net Asset Value, offering price and redemption
price per share ($79,088,461 ÷ 7,019,379
shares)	$11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Statement of Operations
Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$ 60,968,985

Expenses
Management fee	$3,459,414
Transfer agent fees	1,254,189
Distribution fees	824,583
Accounting fees and expenses	57,758
Fund wide operations fee	225,684
Independent trustees’ compensation	4,449
Custodian fees and expenses	2,867
Registration fees	14,755
Audit	4,321
Legal	549
Miscellaneous	8,395
Total expenses before reductions	5,856,964
Expense reductions	(297,432)	5,559,532

Net investment income		55,409,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		(5,620,221)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(56,532,722)
Swap agreements	(1,254,056)
Total change in net unrealized appreciation
(depreciation)		(57,786,778)
Net gain (loss)		(63,406,999)
Net increase (decrease) in net assets resulting from
operations		$ (7,997,546)

See accompanying notes which are an integral part of the financial statements.

11		Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,409,453	$ 57,778,747
Net realized gain (loss)	(5,620,221)	14,592,199
Change in net unrealized appreciation (depreciation) .	(57,786,778)	66,977,301
Net increase (decrease) in net assets resulting
from operations	(7,997,546)	139,348,247
Distributions to shareholders from net investment income .	(12,376,853)	(19,294,231)
Distributions to shareholders from net realized gain	(19,273,809)	(44,824,518)
Total distributions	(31,650,662)	(64,118,749)
Share transactions - net increase (decrease)	208,202,571	499,922,603
Total increase (decrease) in net assets	168,554,363	575,152,101

Net Assets
Beginning of period	1,945,269,260	1,370,117,159
End of period (including undistributed net investment
income of $43,452,412 and undistributed net
investment income of $10,913,086, respectively)	$ 2,113,823,623	$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Financial Highlights Class A
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	302	.407	.323	.236
Net realized and unrealized gain (loss)	(.349)	.620	.236G	.080
Total from investment operations	(.047)	1.027	.559	.316
Distributions from net investment income .	(.063)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.173)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.26	$11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.43)%	9.58%	5.20%	3.02%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	70%A	.81%	.84%	.86%A
Expenses net of fee waivers, if any	65%A	.65%	.65%	.65%A
Expenses net of all reductions	65%A	.65%	.65%	.65%A
Net investment income	5.29%A	3.63%	2.94%	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$98,407	$75,422	$31,656	$10,403
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Highlights Class T
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	297	.397	.313	.229
Net realized and unrealized gain (loss)	(.350)	.619	.246G	.081
Total from investment operations	(.053)	1.016	.559	.310
Distributions from net investment income .	(.057)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.167)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.27	$11.49	$ 10.93	$ 10.77
Total ReturnB,C,D	(.48)%	9.47%	5.19%	2.96%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	78%A	.90%	.95%	.99%A
Expenses net of fee waivers, if any	75%A	.75%	.75%	.75%A
Expenses net of all reductions	75%A	.75%	.75%	.75%A
Net investment income	5.19%A	3.53%	2.84%	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$92,328	$84,596	$44,266	$11,274
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	260.324		.242	.190
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.082
Total from investment operations	(.080)	.943	.477	.272
Distributions from net investment income .	(.020)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.130)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.27	$ 11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.72)%	8.76%	4.41%	2.60%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.49%A	1.61%	1.61%	1.65%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.40%A
Net investment income	4.54%A	2.88%	2.20%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$58,141	$56,052	$38,608	$21,426
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment incomeE	254.312		.230	.184
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.077
Total from investment operations	(.086)	.931	.465	.256
Distributions from net investment income .	(.014)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.124)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.26	$ 11.47	$ 10.91	$ 10.76
Total ReturnB,C,D	(.77)%	8.66%	4.31%	2.44%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.55%A	1.67%	1.69%	1.73%A
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.50%A	1.50%	1.50%	1.50%A
Net investment income	4.44%A	2.78%	2.09%	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,001	$71,407	$46,876	$19,936
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Inflation Protected Bond
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period .	$ 11.50	$ 10.94	$ 10.79	$10.00
Income from Investment Operations
Net investment incomeD	315.426		.341	.358
Net realized and unrealized gain
(loss)	(.341)	.618	.235	.653
Total from investment operations	(.026)	1.044	.576	1.011
Distributions from net investment
income	(.074)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.184)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.29	$ 11.50	$ 10.94	$10.79
Total ReturnB,C	(.24)%	9.73%	5.35%	10.19%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	.48%A	.63%	.67%	.69%A
Expenses net of fee waivers, if any	45%A	.50%	.50%	.50%A
Expenses net of all reductions	45%A	.50%	.50%	.50%A
Net investment income	5.49%A	3.78%	3.09%	4.04%A
Supplemental Data
Net assets, end of period (000
omitted)	$1,706,858	$1,579,697	$1,142,388	$540,338
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period June 26, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$10.61
Income from Investment Operations
Net investment incomeD	312	.425	.337	.243
Net realized and unrealized gain (loss)	(.340)	.619	.239F	.082
Total from investment operations	(.028)	1.044	.576	.325
Distributions from net investment income .	(.072)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.182)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.27	$11.48	$ 10.92	$10.77
Total ReturnB,C	(.27)%	9.74%	5.36%	3.10%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	51%A	.61%	.67%	.73%A
Expenses net of fee waivers, if any	50%A	.50%	.50%	.50%A
Expenses net of all reductions	50%A	.50%	.50%	.50%A
Net investment income	5.44%A	3.78%	3.10%	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,088	$78,096	$66,324	$2,569
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation Protected Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation Protected Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, includ ing Central Funds, are valued at their closing net asset value each business day Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

19 Semiannual Report

Notes to Financial Statements continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an infla tion indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$27,797,170
Unrealized depreciation	(26,216,273)
Net unrealized appreciation (depreciation)	$1,580,897
Cost for federal income tax purposes	$2,119,600,414

Semiannual Report

20

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit, inflation or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $221,500,028 and $29,996,960, respectively.

21 Semiannual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$66,658	$—
Class T	0%	.25%	113,893	41,939
Class B	65%	.25%	261,466	188,837
Class C	75%	.25%	382,566	145,763
			$824,583	$376,539

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$77,442
Class T	8,708
Class B*	70,322
Class C*	19,760
$176,232

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Inflation Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation Protected Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. .FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Inflation Protected Bond include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$83,155	.19*
Class T	75,658	.16*
Class B	67,155	.23*
Class C	73,473	.19*
Fidelity Inflation Protected Bond Fund	897,382	.11*
Institutional Class	57,366	.14*
	$1,254,189
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

23 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives, mortgage dollar rolls and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $826,111 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

24

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Class A	65%	$21,925
Class T	75%	14,030
Class B	1.40%	26,330
Class C	1.50%	19,155
Inflation Protected Bond	—%*	200,186*
Institutional Class	50%	2,971
		$284,597

* Effective June 1, 2005, the voluntary expense limitation of .50% was eliminated for Inflation Protected Bond shares. As a result of amendments to the management fee and transfer agent fee contracts and the introduction of the new FWOE fee, expenses for Inflation Protected Bond shares are contractually limited to .45%, with certain exceptions.

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$429
Inflation Protected Bond	12,399
$12,828

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

25 Semiannual Report

Notes to Financial Statements continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$491,469	$676,026
Class T	457,864	697,465
Class B	101,657	191,845
Class C	95,516	174,528
Inflation Protected Bond	10,714,377	16,611,385
Institutional Class	515,970	942,982
Total	$12,376,853	$19,294,231
From net realized gain
Class A	$804,609	$1,635,938
Class T	856,982	1,886,603
Class B	551,396	1,325,636
Class C	719,363	1,604,285
Inflation Protected Bond	15,555,136	36,302,675
Institutional Class	786,323	2,069,381
Total	$19,273,809	$44,824,518

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	3,008,124	5,021,700	$34,248,493	$56,281,175
Reinvestment of
distributions	98,098	178,209	1,122,610	2,001,408
Shares redeemed	(937,886)	(1,526,964)	(10,636,654)	(17,171,768)
Net increase (decrease) .	2,168,336	3,672,945	$24,734,449	$41,110,815
Class T
Shares sold	2,014,790	4,981,973	$22,954,682	$56,102,562
Reinvestment of
distributions	110,288	214,667	1,263,615	2,410,990
Shares redeemed	(1,297,899)	(1,883,700)	(14,756,054)	(21,245,577)
Net increase (decrease) .	827,179	3,312,940	$9,462,243	$37,267,975

Semiannual Report 26

9. Share Transactions - continued

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class B
Shares sold	883,860	2,219,279	$10,072,666	$25,025,608
Reinvestment of
distributions	47,260	113,612	542,236	1,271,552
Shares redeemed	(651,812)	(986,322)	(7,400,656)	(11,088,742)
Net increase (decrease) .	279,308	1,346,569	$3,214,246	$15,208,418
Class C
Shares sold	1,600,672	3,224,844	$18,189,576	$36,415,076
Reinvestment of
distributions	57,615	128,440	660,647	1,436,333
Shares redeemed	(863,874)	(1,424,585)	(9,786,607)	(15,978,040)
Net increase (decrease) .	794,413	1,928,699	$9,063,616	$21,873,369
Inflation Protected Bond
Shares sold	33,670,226	70,321,365	$383,519,458	$795,660,572
Reinvestment of
distributions	2,170,797	4,476,761	24,899,378	50,289,597
Shares redeemed	(21,941,653)	(41,896,190)	(249,190,013)	(469,647,371)
Net increase (decrease) .	13,899,370	32,901,936	$159,228,823	$376,302,798
Institutional Class
Shares sold	1,357,518	2,383,118	$15,468,158	$26,842,716
Reinvestment of
distributions	20,525	35,272	235,007	396,337
Shares redeemed	(1,159,252)	(1,689,880)	(13,203,971)	(19,079,825)
Net increase (decrease) .	218,791	728,510	$2,499,194	$8,159,228

27 Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay on December 5, 2005, to shareholders of record at the opening of business on December 2, 2005, a distribution of $0.39 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Semiannual Report

28

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below the chart corre spond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund compared favorably to its Lipper peer group for the one year period. The Board also noted that the relative investment performance of the fund was lower than its bench mark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group”

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and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

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Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Inflation Protected Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation Protected Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest man agement fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

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Board Approval of Investment Advisory Contracts and Management Fees continued

expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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     The following is a complete listing of investments for Fidelity’s fixed income central fund as of October 31, 2005 which is a direct or indirect investment of Fidelity Inflation-Protected Bond Fund.

These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

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Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

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Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

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Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

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Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

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Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Semiannual Report

42

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

43 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Semiannual Report

44

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

45 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

Semiannual Report

46

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

47	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

Semiannual Report

48

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

49 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Semiannual Report

50

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

51 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

Semiannual Report 52

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

53		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

Semiannual Report 54

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

55	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

Semiannual Report 56

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

57		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

Semiannual Report

58

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

59 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

Semiannual Report

60

Commercial Mortgage Securities continued
		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077
61 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

Semiannual Report

62

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

63	Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

Semiannual Report

64

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

65 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Semiannual Report 66

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

67 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 68

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

69 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity Investments Money
Management, Inc.
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

IFB-USAN-1205 1.784854.102

Fidelity Advisor Inflation-Protected Bond Fund - Class A, Class T, Class B and Class C

Semiannual Report October 31, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Inflation Protected Bond Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes	7	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	10	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Distributions	29

Board Approval of	30
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	39	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$995.70	$3.27
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$995.20	$3.77
HypotheticalA	$1,000.00	$1,021.42	$3.82
Class B
Actual	$1,000.00	$992.80	$7.03
HypotheticalA	$1,000.00	$1,018.15	$7.12
Class C
Actual	$1,000.00	$992.30	$7.53
HypotheticalA	$1,000.00	$1,017.64	$7.63
Inflation Protected Bond
Actual	$1,000.00	$997.60	$2.27
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$997.30	$2.52
HypotheticalA	$1,000.00	$1,022.68	$2.55
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	65%
Class T	75%
Class B	1.40%
Class C	1.50%
Inflation Protected Bond	45%
Institutional Class	50%

Semiannual Report

6

Investment Changes

Coupon Distribution as of October 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 1%	4.4	3.9
1 – 1.99%	14.3	2.3
2 – 2.99%	33.2	40.2
3 – 3.99%	37.8	52.7
4 – 4.99%	4.7	0.0
5% and over	0.8	0.0

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding shortterm investments. The coupon rates on inflationprotected bonds tend to be lower than their nominal bond counter parts since inflationprotected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund’s prospectus for more information.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	9.7	10.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	5.3	5.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

7 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations 89.8%
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 305,266,933	$ 317,761,732
3.625% 4/15/28	177,926,355	226,242,425
3.875% 4/15/29	19,350,900	25,712,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	96,398,220	92,662,410
1.625% 1/15/15	97,698,000	94,796,700
1.875% 7/15/13	210,359,198	209,273,138
2% 1/15/14	332,956,442	333,943,336
2% 7/15/14	51,410,856	51,562,854
3% 7/15/12	177,146,730	189,462,576
3.375% 1/15/07	68,168,100	69,967,700
3.375% 1/15/12	84,158,990	91,627,444
3.625% 1/15/08	156,129,691	163,398,676
3.875% 1/15/09	29,934,000	32,045,750
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $1,893,852,183)		1,898,457,219

Fixed Income Funds 9.3%
	Shares
Fidelity Ultra-Short Central Fund (a)
(Cost $196,653,595)	1,976,924	196,605,092

Cash Equivalents 1.2%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account
at 4.03%, dated 10/31/05 due 11/1/05)
(Cost $26,119,000)	$ 26,121,925	$ 26,119,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $2,116,624,778)		2,121,181,311

NET OTHER ASSETS – (0.3)%		(7,357,688)
NET ASSETS 100%		$ 2,113,823,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21 basis points
with Deutsche Bank	Jan. 2008	$ 11,650,000	$0
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21.25 basis
points with Goldman Sachs	Jan. 2008	19,000,000	(78,623)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20 basis points
with Goldman Sachs	Dec. 2009	20,000,000	(223,747)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20.375 basis
points with Goldman Sachs	Jan. 2009	100,000,000	(951,686)

		$ 150,650,000	$(1,254,056)

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fund’s holdings is provided
at the end of this report.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $26,119,000) (cost $ 2,116,624,778)
— See accompanying schedule	$2,121,181,311
Cash	286
Receivable for investments sold	27,328,366
Receivable for fund shares sold	5,522,266
Interest receivable	11,949,655
Receivable from investment adviser for expense
reductions	3,005
Total assets	2,165,984,889

Liabilities
Payable for investments purchased	$ 46,061,491
Payable for fund shares redeemed	3,675,407
Distributions payable	210,896
Swap agreements, at value	1,254,056
Accrued management fee	563,536
Distribution fees payable	139,108
Other affiliated payables	251,126
Other payables and accrued expenses	5,646
Total liabilities	52,161,266

Net Assets	$ 2,113,823,623
Net Assets consist of:
Paid in capital	$2,076,694,561
Undistributed net investment income	43,452,412
Accumulated undistributed net realized gain (loss) on
investments	(9,625,827)
Net unrealized appreciation (depreciation) on
investments	3,302,477
Net Assets	$ 2,113,823,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($98,406,914 ÷ 8,739,579 shares)	$11.26

Maximum offering price per share (100/95.25 of
$11.26)	$11.82
Class T:
Net Asset Value and redemption price per share
($92,327,916 ÷ 8,191,461 shares)	$11.27

Maximum offering price per share (100/96.50 of
$11.27)	$11.68
Class B:
Net Asset Value and offering price per share
($58,140,962 ÷ 5,160,461 shares)A	$11.27

Class C:
Net Asset Value and offering price per share
($79,001,410 ÷ 7,018,226 shares)A	$11.26

Inflation Protected Bond:
Net Asset Value, offering price and redemption
price per share ($1,706,857,960 ÷
151,204,981 shares)	$11.29

Institutional Class:
Net Asset Value, offering price and redemption
price per share ($79,088,461 ÷ 7,019,379
shares)	$11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest			$ 60,968,985

Expenses
Management fee		$3,459,414
Transfer agent fees		1,254,189
Distribution fees		824,583
Accounting fees and expenses		57,758
Fund wide operations fee		225,684
Independent trustees’ compensation		4,449
Custodian fees and expenses		2,867
Registration fees		14,755
Audit		4,321
Legal		549
Miscellaneous		8,395
Total expenses before reductions		5,856,964
Expense reductions		(297,432)	5,559,532

Net investment income			55,409,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities			(5,620,221)
Change in net unrealized appreciation (depreciation) on:
Investment securities		(56,532,722)
Swap agreements		(1,254,056)
Total change in net unrealized appreciation
(depreciation)			(57,786,778)
Net gain (loss)			(63,406,999)
Net increase (decrease) in net assets resulting from
operations			$ (7,997,546)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,409,453	$ 57,778,747
Net realized gain (loss)	(5,620,221)	14,592,199
Change in net unrealized appreciation (depreciation) .	(57,786,778)	66,977,301
Net increase (decrease) in net assets resulting
from operations	(7,997,546)	139,348,247
Distributions to shareholders from net investment income .	(12,376,853)	(19,294,231)
Distributions to shareholders from net realized gain	(19,273,809)	(44,824,518)
Total distributions	(31,650,662)	(64,118,749)
Share transactions - net increase (decrease)	208,202,571	499,922,603
Total increase (decrease) in net assets	168,554,363	575,152,101

Net Assets
Beginning of period	1,945,269,260	1,370,117,159
End of period (including undistributed net investment
income of $43,452,412 and undistributed net
investment income of $10,913,086, respectively)	$ 2,113,823,623	$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Highlights Class A
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	302	.407	.323	.236
Net realized and unrealized gain (loss)	(.349)	.620	.236G	.080
Total from investment operations	(.047)	1.027	.559	.316
Distributions from net investment income .	(.063)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.173)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.26	$11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.43)%	9.58%	5.20%	3.02%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	70%A	.81%	.84%	.86%A
Expenses net of fee waivers, if any	65%A	.65%	.65%	.65%A
Expenses net of all reductions	65%A	.65%	.65%	.65%A
Net investment income	5.29%A	3.63%	2.94%	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$98,407	$75,422	$31,656	$10,403
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class T
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	297	.397	.313	.229
Net realized and unrealized gain (loss)	(.350)	.619	.246G	.081
Total from investment operations	(.053)	1.016	.559	.310
Distributions from net investment income .	(.057)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.167)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.27	$11.49	$ 10.93	$ 10.77
Total ReturnB,C,D	(.48)%	9.47%	5.19%	2.96%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	78%A	.90%	.95%	.99%A
Expenses net of fee waivers, if any	75%A	.75%	.75%	.75%A
Expenses net of all reductions	75%A	.75%	.75%	.75%A
Net investment income	5.19%A	3.53%	2.84%	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$92,328	$84,596	$44,266	$11,274
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	260.324		.242	.190
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.082
Total from investment operations	(.080)	.943	.477	.272
Distributions from net investment income .	(.020)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.130)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.27	$ 11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.72)%	8.76%	4.41%	2.60%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.49%A	1.61%	1.61%	1.65%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.40%A
Net investment income	4.54%A	2.88%	2.20%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$58,141	$56,052	$38,608	$21,426
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment incomeE	254.312		.230	.184
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.077
Total from investment operations	(.086)	.931	.465	.256
Distributions from net investment income .	(.014)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.124)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.26	$ 11.47	$ 10.91	$ 10.76
Total ReturnB,C,D	(.77)%	8.66%	4.31%	2.44%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.55%A	1.67%	1.69%	1.73%A
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.50%A	1.50%	1.50%	1.50%A
Net investment income	4.44%A	2.78%	2.09%	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,001	$71,407	$46,876	$19,936
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Inflation Protected Bond
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period .	$ 11.50	$ 10.94	$ 10.79	$10.00
Income from Investment Operations
Net investment incomeD	315.426		.341	.358
Net realized and unrealized gain
(loss)	(.341)	.618	.235	.653
Total from investment operations	(.026)	1.044	.576	1.011
Distributions from net investment
income	(.074)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.184)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.29	$ 11.50	$ 10.94	$10.79
Total ReturnB,C	(.24)%	9.73%	5.35%	10.19%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	.48%A	.63%	.67%	.69%A
Expenses net of fee waivers, if any	45%A	.50%	.50%	.50%A
Expenses net of all reductions	45%A	.50%	.50%	.50%A
Net investment income	5.49%A	3.78%	3.09%	4.04%A
Supplemental Data
Net assets, end of period (000
omitted)	$1,706,858	$1,579,697	$1,142,388	$540,338
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period June 26, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$10.61
Income from Investment Operations
Net investment incomeD	312	.425	.337	.243
Net realized and unrealized gain (loss)	(.340)	.619	.239F	.082
Total from investment operations	(.028)	1.044	.576	.325
Distributions from net investment income .	(.072)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.182)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.27	$11.48	$ 10.92	$10.77
Total ReturnB,C	(.27)%	9.74%	5.36%	3.10%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	51%A	.61%	.67%	.73%A
Expenses net of fee waivers, if any	50%A	.50%	.50%	.50%A
Expenses net of all reductions	50%A	.50%	.50%	.50%A
Net investment income	5.44%A	3.78%	3.10%	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,088	$78,096	$66,324	$2,569
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation Protected Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation Protected Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, includ ing Central Funds, are valued at their closing net asset value each business day Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

20

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an infla tion indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$27,797,170
Unrealized depreciation	(26,216,273)
Net unrealized appreciation (depreciation)	$1,580,897
Cost for federal income tax purposes	$2,119,600,414

21 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit, inflation or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $221,500,028 and $29,996,960, respectively.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$66,658	$—
Class T	0%	.25%	113,893	41,939
Class B	65%	.25%	261,466	188,837
Class C	75%	.25%	382,566	145,763
			$824,583	$376,539

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$77,442
Class T	8,708
Class B*	70,322
Class C*	19,760
$176,232

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

23 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Inflation Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation Protected Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. .FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Inflation Protected Bond include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$83,155	.19*
Class T	75,658	.16*
Class B	67,155	.23*
Class C	73,473	.19*
Fidelity Inflation Protected Bond Fund	897,382	.11*
Institutional Class	57,366	.14*
	$1,254,189
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives, mortgage dollar rolls and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $826,111 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

25 Semiannual Report

Notes to Financial Statements continued

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Class A	65%	$21,925
Class T	75%	14,030
Class B	1.40%	26,330
Class C	1.50%	19,155
Inflation Protected Bond	—%*	200,186*
Institutional Class	50%	2,971
		$284,597

* Effective June 1, 2005, the voluntary expense limitation of .50% was eliminated for Inflation Protected Bond shares. As a result of amendments to the management fee and transfer agent fee contracts and the introduction of the new FWOE fee, expenses for Inflation Protected Bond shares are contractually limited to .45%, with certain exceptions.

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$429
Inflation Protected Bond	12,399
$12,828

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Semiannual Report

26

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$491,469	$676,026
Class T	457,864	697,465
Class B	101,657	191,845
Class C	95,516	174,528
Inflation Protected Bond	10,714,377	16,611,385
Institutional Class	515,970	942,982
Total	$12,376,853	$19,294,231
From net realized gain
Class A	$804,609	$1,635,938
Class T	856,982	1,886,603
Class B	551,396	1,325,636
Class C	719,363	1,604,285
Inflation Protected Bond	15,555,136	36,302,675
Institutional Class	786,323	2,069,381
Total	$19,273,809	$44,824,518

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	3,008,124	5,021,700	$34,248,493	$56,281,175
Reinvestment of
distributions	98,098	178,209	1,122,610	2,001,408
Shares redeemed	(937,886)	(1,526,964)	(10,636,654)	(17,171,768)
Net increase (decrease) .	2,168,336	3,672,945	$24,734,449	$41,110,815
Class T
Shares sold	2,014,790	4,981,973	$22,954,682	$56,102,562
Reinvestment of
distributions	110,288	214,667	1,263,615	2,410,990
Shares redeemed	(1,297,899)	(1,883,700)	(14,756,054)	(21,245,577)
Net increase (decrease) .	827,179	3,312,940	$9,462,243	$37,267,975

27 Semiannual Report

Notes to Financial Statements continued

9. Share Transactions - continued

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class B
Shares sold	883,860	2,219,279	$10,072,666	$25,025,608
Reinvestment of
distributions	47,260	113,612	542,236	1,271,552
Shares redeemed	(651,812)	(986,322)	(7,400,656)	(11,088,742)
Net increase (decrease) .	279,308	1,346,569	$3,214,246	$15,208,418
Class C
Shares sold	1,600,672	3,224,844	$18,189,576	$36,415,076
Reinvestment of
distributions	57,615	128,440	660,647	1,436,333
Shares redeemed	(863,874)	(1,424,585)	(9,786,607)	(15,978,040)
Net increase (decrease) .	794,413	1,928,699	$9,063,616	$21,873,369
Inflation Protected Bond
Shares sold	33,670,226	70,321,365	$ 383,519,458	$795,660,572
Reinvestment of
distributions	2,170,797	4,476,761	24,899,378	50,289,597
Shares redeemed	(21,941,653)	(41,896,190)	(249,190,013)	(469,647,371)
Net increase (decrease) .	13,899,370	32,901,936	$ 159,228,823	$376,302,798
Institutional Class
Shares sold	1,357,518	2,383,118	$15,468,158	$26,842,716
Reinvestment of
distributions	20,525	35,272	235,007	396,337
Shares redeemed	(1,159,252)	(1,689,880)	(13,203,971)	(19,079,825)
Net increase (decrease) .	218,791	728,510	$2,499,194	$8,159,228

Semiannual Report

28

Distributions

The Board of Trustees of Fidelity Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	12/05/05	12/02/05	$0.39
Class T	12/05/05	12/02/05	$0.39
Class B	12/05/05	12/02/05	$0.39
Class C	12/05/05	12/02/05	$0.39

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

30

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below the chart corre spond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

32

The Board noted that the relative investment performance of the retail class of the fund compared favorably to its Lipper peer group for the one year period. The Board also noted that the relative investment performance of the fund was lower than its bench mark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group”

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

Semiannual Report

34

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Inflation Protected Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation Protected Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest man agement fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Semiannual Report

36

expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

37 Semiannual Report

     The following is a complete listing of investments for Fidelity’s fixed income central fund as of October 31, 2005 which is a direct or indirect investment of Fidelity Inflation-Protected Bond Fund.

These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

Semiannual Report

38

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

39	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

Semiannual Report

40

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

41 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

Semiannual Report

42

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

43 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

Semiannual Report

44

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

45 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Semiannual Report

46

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

47 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Semiannual Report 48

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

49 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Semiannual Report

50

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

51 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Semiannual Report

52

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

53	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

Semiannual Report 54

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

55	Semiannual Report
Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

Semiannual Report 56

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

57		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

Semiannual Report 58

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

59 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

Semiannual Report

60

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

61 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Semiannual Report

62

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

63 Semiannual Report

Investments (Unaudited) continued

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

Semiannual Report	64

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

65 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Semiannual Report	66

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

67 Semiannual Report

Investments (Unaudited) continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Semiannual Report 68

69 Semiannual Report

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70

71 Semiannual Report

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72

73 Semiannual Report

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74

75 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

AIFB-USAN-1205 1.784855.102

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Semiannual Report October 31, 2005

Institutional Class is a class of Fidelity® Inflation Protected Bond Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes	7	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s investments
		with their market values.
Financial Statements	10	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	20	Notes to the financial statements.
Distributions	29

Board Approval of	30
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	39	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$995.70	$3.27
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$995.20	$3.77
HypotheticalA	$1,000.00	$1,021.42	$3.82
Class B
Actual	$1,000.00	$992.80	$7.03
HypotheticalA	$1,000.00	$1,018.15	$7.12
Class C
Actual	$1,000.00	$992.30	$7.53
HypotheticalA	$1,000.00	$1,017.64	$7.63
Inflation Protected Bond
Actual	$1,000.00	$997.60	$2.27
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$997.30	$2.52
HypotheticalA	$1,000.00	$1,022.68	$2.55
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	65%
Class T	75%
Class B	1.40%
Class C	1.50%
Inflation Protected Bond	45%
Institutional Class	50%

Semiannual Report

6

Investment Changes

Coupon Distribution as of October 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 1%	4.4	3.9
1 – 1.99%	14.3	2.3
2 – 2.99%	33.2	40.2
3 – 3.99%	37.8	52.7
4 – 4.99%	4.7	0.0
5% and over	0.8	0.0

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding shortterm investments. The coupon rates on inflationprotected bonds tend to be lower than their nominal bond counter parts since inflationprotected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund’s prospectus for more information.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	9.7	10.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	5.3	5.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

7 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations 89.8%
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 305,266,933	$ 317,761,732
3.625% 4/15/28	177,926,355	226,242,425
3.875% 4/15/29	19,350,900	25,712,478
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	96,398,220	92,662,410
1.625% 1/15/15	97,698,000	94,796,700
1.875% 7/15/13	210,359,198	209,273,138
2% 1/15/14	332,956,442	333,943,336
2% 7/15/14	51,410,856	51,562,854
3% 7/15/12	177,146,730	189,462,576
3.375% 1/15/07	68,168,100	69,967,700
3.375% 1/15/12	84,158,990	91,627,444
3.625% 1/15/08	156,129,691	163,398,676
3.875% 1/15/09	29,934,000	32,045,750
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS
(Cost $1,893,852,183)		1,898,457,219

Fixed Income Funds 9.3%
	Shares
Fidelity Ultra-Short Central Fund (a)
(Cost $196,653,595)	1,976,924	196,605,092

Cash Equivalents 1.2%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account
at 4.03%, dated 10/31/05 due 11/1/05)
(Cost $26,119,000)	$ 26,121,925	$ 26,119,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $2,116,624,778)		2,121,181,311

NET OTHER ASSETS – (0.3)%		(7,357,688)
NET ASSETS 100%		$ 2,113,823,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21 basis points
with Deutsche Bank	Jan. 2008	$ 11,650,000	$0
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.625% 1/15/08 and pay semi-
annually a floating rate based on
6-month LIBOR minus 21.25 basis
points with Goldman Sachs	Jan. 2008	19,000,000	(78,623)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20 basis points
with Goldman Sachs	Dec. 2009	20,000,000	(223,747)
Receive semi-annually a return equal to
U.S. Treasury Inflation-Indexed Notes
3.875% 1/15/09 and pay semi-
annually a floating rate based on
6-month LIBOR minus 20.375 basis
points with Goldman Sachs	Jan. 2009	100,000,000	(951,686)

		$ 150,650,000	$(1,254,056)

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fund’s holdings is provided
at the end of this report.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $26,119,000) (cost $ 2,116,624,778)
— See accompanying schedule	$2,121,181,311
Cash	286
Receivable for investments sold	27,328,366
Receivable for fund shares sold	5,522,266
Interest receivable	11,949,655
Receivable from investment adviser for expense
reductions	3,005
Total assets	2,165,984,889

Liabilities
Payable for investments purchased	$ 46,061,491
Payable for fund shares redeemed	3,675,407
Distributions payable	210,896
Swap agreements, at value	1,254,056
Accrued management fee	563,536
Distribution fees payable	139,108
Other affiliated payables	251,126
Other payables and accrued expenses	5,646
Total liabilities	52,161,266

Net Assets	$ 2,113,823,623
Net Assets consist of:
Paid in capital	$2,076,694,561
Undistributed net investment income	43,452,412
Accumulated undistributed net realized gain (loss) on
investments	(9,625,827)
Net unrealized appreciation (depreciation) on
investments	3,302,477
Net Assets	$ 2,113,823,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($98,406,914 ÷ 8,739,579 shares)	$11.26

Maximum offering price per share (100/95.25 of
$11.26)	$11.82
Class T:
Net Asset Value and redemption price per share
($92,327,916 ÷ 8,191,461 shares)	$11.27

Maximum offering price per share (100/96.50 of
$11.27)	$11.68
Class B:
Net Asset Value and offering price per share
($58,140,962 ÷ 5,160,461 shares)A	$11.27

Class C:
Net Asset Value and offering price per share
($79,001,410 ÷ 7,018,226 shares)A	$11.26

Inflation Protected Bond:
Net Asset Value, offering price and redemption
price per share ($1,706,857,960 ÷
151,204,981 shares)	$11.29

Institutional Class:
Net Asset Value, offering price and redemption
price per share ($79,088,461 ÷ 7,019,379
shares)	$11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest			$ 60,968,985

Expenses
Management fee		$3,459,414
Transfer agent fees		1,254,189
Distribution fees		824,583
Accounting fees and expenses		57,758
Fund wide operations fee		225,684
Independent trustees’ compensation		4,449
Custodian fees and expenses		2,867
Registration fees		14,755
Audit		4,321
Legal		549
Miscellaneous		8,395
Total expenses before reductions		5,856,964
Expense reductions		(297,432)	5,559,532

Net investment income			55,409,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities			(5,620,221)
Change in net unrealized appreciation (depreciation) on:
Investment securities		(56,532,722)
Swap agreements		(1,254,056)
Total change in net unrealized appreciation
(depreciation)			(57,786,778)
Net gain (loss)			(63,406,999)
Net increase (decrease) in net assets resulting from
operations			$ (7,997,546)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,409,453	$ 57,778,747
Net realized gain (loss)	(5,620,221)	14,592,199
Change in net unrealized appreciation (depreciation) .	(57,786,778)	66,977,301
Net increase (decrease) in net assets resulting
from operations	(7,997,546)	139,348,247
Distributions to shareholders from net investment income .	(12,376,853)	(19,294,231)
Distributions to shareholders from net realized gain	(19,273,809)	(44,824,518)
Total distributions	(31,650,662)	(64,118,749)
Share transactions - net increase (decrease)	208,202,571	499,922,603
Total increase (decrease) in net assets	168,554,363	575,152,101

Net Assets
Beginning of period	1,945,269,260	1,370,117,159
End of period (including undistributed net investment
income of $43,452,412 and undistributed net
investment income of $10,913,086, respectively)	$ 2,113,823,623	$ 1,945,269,260

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Highlights Class A
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	302	.407	.323	.236
Net realized and unrealized gain (loss)	(.349)	.620	.236G	.080
Total from investment operations	(.047)	1.027	.559	.316
Distributions from net investment income .	(.063)	(.132)	(.148)	(.106)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.173)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 11.26	$11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.43)%	9.58%	5.20%	3.02%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	70%A	.81%	.84%	.86%A
Expenses net of fee waivers, if any	65%A	.65%	.65%	.65%A
Expenses net of all reductions	65%A	.65%	.65%	.65%A
Net investment income	5.29%A	3.63%	2.94%	3.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$98,407	$75,422	$31,656	$10,403
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights Class T
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	297	.397	.313	.229
Net realized and unrealized gain (loss)	(.350)	.619	.246G	.081
Total from investment operations	(.053)	1.016	.559	.310
Distributions from net investment income .	(.057)	(.121)	(.138)	(.100)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.167)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 11.27	$11.49	$ 10.93	$ 10.77
Total ReturnB,C,D	(.48)%	9.47%	5.19%	2.96%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	78%A	.90%	.95%	.99%A
Expenses net of fee waivers, if any	75%A	.75%	.75%	.75%A
Expenses net of all reductions	75%A	.75%	.75%	.75%A
Net investment income	5.19%A	3.53%	2.84%	3.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$92,328	$84,596	$44,266	$11,274
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment incomeE	260.324		.242	.190
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.082
Total from investment operations	(.080)	.943	.477	.272
Distributions from net investment income .	(.020)	(.048)	(.066)	(.062)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.130)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 11.27	$ 11.48	$ 10.92	$ 10.77
Total ReturnB,C,D	(.72)%	8.76%	4.41%	2.60%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.49%A	1.61%	1.61%	1.65%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%A	1.40%	1.40%	1.40%A
Net investment income	4.54%A	2.88%	2.20%	3.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$58,141	$56,052	$38,608	$21,426
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003H
Selected Per Share Data
Net asset value, beginning of period	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment incomeE	254.312		.230	.184
Net realized and unrealized gain (loss)	(.340)	.619	.235G	.077
Total from investment operations	(.086)	.931	.465	.256
Distributions from net investment income .	(.014)	(.036)	(.054)	(.056)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.124)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 11.26	$ 11.47	$ 10.91	$ 10.76
Total ReturnB,C,D	(.77)%	8.66%	4.31%	2.44%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	1.55%A	1.67%	1.69%	1.73%A
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.50%A	1.50%	1.50%	1.50%A
Net investment income	4.44%A	2.78%	2.09%	3.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,001	$71,407	$46,876	$19,936
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights Inflation Protected Bond
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period .	$ 11.50	$ 10.94	$ 10.79	$10.00
Income from Investment Operations
Net investment incomeD	315.426		.341	.358
Net realized and unrealized gain
(loss)	(.341)	.618	.235	.653
Total from investment operations	(.026)	1.044	.576	1.011
Distributions from net investment
income	(.074)	(.149)	(.165)	(.171)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.184)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 11.29	$ 11.50	$ 10.94	$10.79
Total ReturnB,C	(.24)%	9.73%	5.35%	10.19%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	.48%A	.63%	.67%	.69%A
Expenses net of fee waivers, if any	45%A	.50%	.50%	.50%A
Expenses net of all reductions	45%A	.50%	.50%	.50%A
Net investment income	5.49%A	3.78%	3.09%	4.04%A
Supplemental Data
Net assets, end of period (000
omitted)	$1,706,858	$1,579,697	$1,142,388	$540,338
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period June 26, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$ 11.48	$10.92	$ 10.77	$10.61
Income from Investment Operations
Net investment incomeD	312	.425	.337	.243
Net realized and unrealized gain (loss)	(.340)	.619	.239F	.082
Total from investment operations	(.028)	1.044	.576	.325
Distributions from net investment income .	(.072)	(.149)	(.165)	(.115)
Distributions from net realized gain	(.110)	(.335)	(.261)	(.050)
Total distributions	(.182)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 11.27	$11.48	$ 10.92	$10.77
Total ReturnB,C	(.27)%	9.74%	5.36%	3.10%
Ratios to Average Net AssetsE,H
Expenses before expense reductions	51%A	.61%	.67%	.73%A
Expenses net of fee waivers, if any	50%A	.50%	.50%	.50%A
Expenses net of all reductions	50%A	.50%	.50%	.50%A
Net investment income	5.44%A	3.78%	3.10%	4.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$79,088	$78,096	$66,324	$2,569
Portfolio turnover rate	51%A	117%	117%	211%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
G For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation Protected Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Inflation Protected Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, includ ing Central Funds, are valued at their closing net asset value each business day Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

20

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an infla tion indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$27,797,170
Unrealized depreciation	(26,216,273)
Net unrealized appreciation (depreciation)	$1,580,897
Cost for federal income tax purposes	$2,119,600,414

21 Semiannual Report

Notes to Financial Statements continued
2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit, inflation or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $221,500,028 and $29,996,960, respectively.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$66,658	$—
Class T	0%	.25%	113,893	41,939
Class B	65%	.25%	261,466	188,837
Class C	75%	.25%	382,566	145,763
			$824,583	$376,539

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$77,442
Class T	8,708
Class B*	70,322
Class C*	19,760
$176,232

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

23 Semiannual Report

Notes to Financial Statements continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Inflation Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation Protected Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. .FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Inflation Protected Bond include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$83,155	.19*
Class T	75,658	.16*
Class B	67,155	.23*
Class C	73,473	.19*
Fidelity Inflation Protected Bond Fund	897,382	.11*
Institutional Class	57,366	.14*
	$1,254,189
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives, mortgage dollar rolls and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $826,111 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

25 Semiannual Report

Notes to Financial Statements continued

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser

Class A	65%	$21,925
Class T	75%	14,030
Class B	1.40%	26,330
Class C	1.50%	19,155
Inflation Protected Bond	—%*	200,186*
Institutional Class	50%	2,971
		$284,597

* Effective June 1, 2005, the voluntary expense limitation of .50% was eliminated for Inflation Protected Bond shares. As a result of amendments to the management fee and transfer agent fee contracts and the introduction of the new FWOE fee, expenses for Inflation Protected Bond shares are contractually limited to .45%, with certain exceptions.

In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$429
Inflation Protected Bond	12,399
$12,828

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Semiannual Report

26

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$491,469	$676,026
Class T	457,864	697,465
Class B	101,657	191,845
Class C	95,516	174,528
Inflation Protected Bond	10,714,377	16,611,385
Institutional Class	515,970	942,982
Total	$12,376,853	$19,294,231
From net realized gain
Class A	$804,609	$1,635,938
Class T	856,982	1,886,603
Class B	551,396	1,325,636
Class C	719,363	1,604,285
Inflation Protected Bond	15,555,136	36,302,675
Institutional Class	786,323	2,069,381
Total	$19,273,809	$44,824,518

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	3,008,124	5,021,700	$34,248,493	$56,281,175
Reinvestment of
distributions	98,098	178,209	1,122,610	2,001,408
Shares redeemed	(937,886)	(1,526,964)	(10,636,654)	(17,171,768)
Net increase (decrease) .	2,168,336	3,672,945	$24,734,449	$41,110,815
Class T
Shares sold	2,014,790	4,981,973	$22,954,682	$56,102,562
Reinvestment of
distributions	110,288	214,667	1,263,615	2,410,990
Shares redeemed	(1,297,899)	(1,883,700)	(14,756,054)	(21,245,577)
Net increase (decrease) .	827,179	3,312,940	$9,462,243	$37,267,975

27 Semiannual Report

Notes to Financial Statements continued

9. Share Transactions - continued

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class B
Shares sold	883,860	2,219,279	$10,072,666	$25,025,608
Reinvestment of
distributions	47,260	113,612	542,236	1,271,552
Shares redeemed	(651,812)	(986,322)	(7,400,656)	(11,088,742)
Net increase (decrease) .	279,308	1,346,569	$3,214,246	$15,208,418
Class C
Shares sold	1,600,672	3,224,844	$18,189,576	$36,415,076
Reinvestment of
distributions	57,615	128,440	660,647	1,436,333
Shares redeemed	(863,874)	(1,424,585)	(9,786,607)	(15,978,040)
Net increase (decrease) .	794,413	1,928,699	$9,063,616	$21,873,369
Inflation Protected Bond
Shares sold	33,670,226	70,321,365	$ 383,519,458	$795,660,572
Reinvestment of
distributions	2,170,797	4,476,761	24,899,378	50,289,597
Shares redeemed	(21,941,653)	(41,896,190)	(249,190,013)	(469,647,371)
Net increase (decrease) .	13,899,370	32,901,936	$ 159,228,823	$376,302,798
Institutional Class
Shares sold	1,357,518	2,383,118	$15,468,158	$26,842,716
Reinvestment of
distributions	20,525	35,272	235,007	396,337
Shares redeemed	(1,159,252)	(1,689,880)	(13,203,971)	(19,079,825)
Net increase (decrease) .	218,791	728,510	$2,499,194	$8,159,228

Semiannual Report

28

Distributions

The Board of Trustees of Fidelity Advisor Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/05/05	12/02/05	$0.39

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

30

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and the retail class of the fund, the return of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below the chart corre spond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

32

The Board noted that the relative investment performance of the retail class of the fund compared favorably to its Lipper peer group for the one year period. The Board also noted that the relative investment performance of the fund was lower than its bench mark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group”

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

Semiannual Report

34

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Inflation Protected Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation Protected Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest man agement fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Semiannual Report

36

expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

37 Semiannual Report

     The following is a complete listing of investments for Fidelity’s fixed income central fund as of October 31, 2005 which is a direct or indirect investment of Fidelity Inflation-Protected Bond Fund.

These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

Semiannual Report

38

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

39	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value
		Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05		$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06		5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06		9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)		15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06		6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08		10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07		6,500,000	6,749,626
			70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06		5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES			76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06		7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05		9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)		17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06		13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06		8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09		5,500,000	5,400,632
			44,161,644

TOTAL UTILITIES			61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)			331,796,769

U.S. Government Agency Obligations	0.8%

Federal Home Loan Bank 0% 12/28/05 (c)		2,000,000	1,987,524
Freddie Mac 0% 9/29/06		58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)			58,278,535

Semiannual Report

40

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

41 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

Semiannual Report

42

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

43 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

Semiannual Report

44

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

45 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Semiannual Report

46

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

47 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Semiannual Report 48
Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

49 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Semiannual Report

50

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

51 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Semiannual Report

52

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

53	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

Semiannual Report 54

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

55	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

Semiannual Report 56

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

57		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

Semiannual Report 58

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

59 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

Semiannual Report

60

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

61 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Semiannual Report

62

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

63 Semiannual Report

Investments (Unaudited) continued

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$ 7,072,881,824

Semiannual Report	64

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

65 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Semiannual Report	66

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend
(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.
(b) Affiliated entity.
(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.
(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.
(f) The maturity amount is based on the
rate at period end.

67 Semiannual Report

Investments (Unaudited) continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Semiannual Report 68

69 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

AIFBI-USAN-1205 1.784856.102

Fidelity® Investment Grade Bond Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	7	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	8	A complete list of the fund’s
		investments with their market values.
Financial Statements	35	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	45	Notes to the financial statements.
Distributions	55

Board Approval of	56
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	65	Complete list of investments for
		Fidelity’s fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$1,003.90	$3.64**
HypotheticalA	$1,000.00	$1,021.58	$3.67**
Class T
Actual	$1,000.00	$1,001.90	$4.24**
HypotheticalA	$1,000.00	$1,020.97	$4.28**
Class B
Actual	$1,000.00	$999.80	$7.61**
HypotheticalA	$1,000.00	$1,017.59	$7.68**
Class C
Actual	$1,000.00	$999.40	$8.01
HypotheticalA	$1,000.00	$1,017.19	$8.08
Investment Grade Bond
Actual	$1,000.00	$1,005.10	$2.38**
HypotheticalA	$1,000.00	$1,022.84	$2.40**
Institutional Class
Actual	$1,000.00	$1,004.90	$2.53**
HypotheticalA	$1,000.00	$1,022.68	$2.55**
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	72%**
Class T	84%**
Class B	1.51%**
Class C	1.59%
Investment Grade Bond	47%**
Institutional Class	50%**

5 Semiannual Report

Shareholder Expense Example continued

** If contractual expense limitations effective June 1, 2005, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense
	Ratio	Expenses Paid

Class A	.70%
Actual		$3.54
HypotheticalA		$3.57
Class T	.82%
Actual		$4.14
HypotheticalA		$4.18
Class B	1.50%
Actual		$7.56
HypotheticalA		$7.63
Investment Grade Bond	.45%
Actual		$2.27
HypotheticalA		$2.29
Institutional Class	.49%
Actual		$2.48
HypotheticalA		$2.50
A 5% return per year before expenses

Semiannual Report

6

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	6.3	5.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	4.3	3.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

7 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 19.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$9,600	$6,480
6.625% 10/1/28	4,300	2,946
7.45% 7/16/31	31,690	23,292
General Motors Corp. 8.375% 7/15/33	15,140	11,223
		43,941
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	10,125	9,509
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,603
Comcast Corp. 5.65% 6/15/35	9,190	8,218
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,167
7.125% 10/1/12	5,770	6,180
Liberty Media Corp.:
5.7% 5/15/13	6,500	5,866
8.25% 2/1/30	13,530	12,690
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,302
News America, Inc. 6.2% 12/15/34	8,530	8,220
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,683
Time Warner, Inc. 6.625% 5/15/29	18,380	18,577
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,676
		104,691

TOTAL CONSUMER DISCRETIONARY		148,632

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,717
Food Products 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125%
10/1/13 (a)	4,725	4,655
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,022

TOTAL CONSUMER STAPLES		20,394

ENERGY 1.8%
Energy Equipment & Services – 0.4%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Energy Equipment & Services – continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	$5,620	$5,396
Petronas Capital Ltd. 7% 5/22/12 (a)	15,225	16,740
		28,614
Oil, Gas & Consumable Fuels – 1.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,683
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,064
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,640
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,867
Nexen, Inc. 5.875% 3/10/35	6,920	6,586
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	4,600	4,416
7.375% 12/15/14	47,060	51,437
8.625% 2/1/22	11,150	13,269
		106,962

TOTAL ENERGY		135,576

FINANCIALS – 9.0%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,910
4.25% 9/4/12 (f)	5,730	5,657
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,047
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,008
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,080
Lazard LLC 7.125% 5/15/15	11,890	11,578
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	15,893
Morgan Stanley 4.75% 4/1/14	18,620	17,565
Nuveen Investments, Inc. 5% 9/15/10	5,825	5,707
		104,445
Commercial Banks – 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,676
BanPonce Corp. 6.75% 12/15/05	6,965	6,983
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,855
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,833
5.25% 2/10/14 (a)	5,000	4,954
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,292

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Korea Development Bank:
3.875% 3/2/09	$16,050	$15,436
4.75% 7/20/09	5,805	5,728
5.75% 9/10/13	10,035	10,315
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)	15,200	15,052
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,409
Wachovia Bank NA 4.875% 2/1/15	20,250	19,622
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10 .	2,900	3,209
		123,364
Consumer Finance – 0.6%
Household Finance Corp. 4.125% 11/16/09	26,826	25,910
HSBC Finance Corp. 6.75% 5/15/11	9,235	9,925
MBNA America Bank NA 4.625% 8/3/09	5,000	4,948
MBNA Corp. 7.5% 3/15/12	3,180	3,566
		44,349
Diversified Financial Services – 1.4%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,119
JPMorgan Chase & Co.:
4.875% 3/15/14	9,405	9,088
5.125% 9/15/14	15,000	14,680
6.75% 2/1/11	18,915	20,226
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	18,403
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	22,635	23,211
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	9,450	9,026
		100,753
Insurance – 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,551
Assurant, Inc. 5.625% 2/15/14	4,265	4,265
Axis Capital Holdings Ltd. 5.75% 12/1/14	20,815	20,327
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)	13,485	13,269
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,130
		54,542
Real Estate 1.9%
Archstone Smith Operating Trust 5.25% 5/1/15	8,995	8,792
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,782
Camden Property Trust:
5.875% 6/1/07	3,920	3,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Camden Property Trust: – continued
5.875% 11/30/12	$6,435	$6,531
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,027
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,134
Colonial Properties Trust 4.75% 2/1/10	6,845	6,639
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,728
5.25% 4/15/11	3,905	3,855
EOP Operating LP:
4.65% 10/1/10	8,840	8,601
4.75% 3/15/14	21,525	20,324
7.75% 11/15/07	8,835	9,308
Equity Residential 5.125% 3/15/16	7,720	7,487
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,760
Regency Centers LP 6.75% 1/15/12	7,380	7,846
Simon Property Group LP:
4.6% 6/15/10	6,090	5,947
5.1% 6/15/15	9,000	8,652
Tanger Properties LP 6.15% 11/15/15	12,300	12,293
		138,668
Thrifts & Mortgage Finance – 1.3%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,557
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	5,390	5,138
4.9% 9/23/10	29,890	29,232
Residential Capital Corp. 6.375% 6/30/10 (a)	14,040	14,261
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,354
4.3606% 9/17/12 (f)	19,000	18,987
4.625% 4/1/14	13,195	12,410
		99,939

TOTAL FINANCIALS		666,060

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc. 7.45% 5/1/34 (a)	13,945	11,574

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$1,096	$1,100
6.978% 10/1/12	2,283	2,282
7.024% 4/15/11	3,230	3,233
7.324% 4/15/11	5,665	5,042
7.858% 4/1/13	26,059	26,717
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	1,305	1,290
6.795% 2/2/20	2,550	2,218
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	15,772
7.57% 11/18/10	5,810	5,625
		63,279
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	6,950	7,714
Road & Rail 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,635

TOTAL INDUSTRIALS		92,202

INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,606
6.375% 8/3/15	9,730	9,298
		18,904

MATERIALS 0.1%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	3,460	3,686
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	2,090	2,021

TOTAL MATERIALS		5,707

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
British Telecommunications PLC 8.375% 12/15/10	$12,619	$14,387
Koninklijke KPN NV yankee 8% 10/1/10	17,000	18,955
KT Corp. 5.875% 6/24/14 (a)	5,295	5,471
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,583
Telecom Italia Capital:
4% 1/15/10	14,810	14,078
4.875% 10/1/10	12,675	12,414
4.95% 9/30/14	8,070	7,657
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,685
Verizon Global Funding Corp.:
5.85% 9/15/35	31,930	29,862
7.25% 12/1/10	12,385	13,432
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,276
		154,121
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	9,990	9,368

TOTAL TELECOMMUNICATION SERVICES		163,489

UTILITIES – 2.8%
Electric Utilities – 1.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,726
Exelon Corp. 4.9% 6/15/15	24,405	22,923
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	19,754
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,285
6.45% 11/15/11	3,810	4,008
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,641
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,913
4.8% 3/1/14	2,670	2,571
Progress Energy, Inc. 7.75% 3/1/31	27,905	31,995
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,652
7.875% 10/1/12	5,630	6,509
Southern California Edison Co.:
4.65% 4/1/15	700	667
5% 1/15/14	585	576

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Electric Utilities – continued
Southwestern Public Service Co. 5.125% 11/1/06	$5,000	$5,011
TXU Energy Co. LLC 7% 3/15/13	7,988	8,318
		135,549
Gas Utilities 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,652
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,884
		6,536
Independent Power Producers & Energy Traders – 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	5,872
Duke Capital LLC:
4.331% 11/16/06	2,040	2,024
5.668% 8/15/14	13,400	13,342
Duke Energy Corp. 5.625% 11/30/12	8,790	8,952
TXU Corp. 5.55% 11/15/14	7,555	6,940
		37,130
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,816
5.95% 6/15/35	15,225	14,503
DTE Energy Co. 7.05% 6/1/11	4,090	4,391
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,935
		32,645

TOTAL UTILITIES		211,860

TOTAL NONCONVERTIBLE BONDS
(Cost $1,493,411)		1,462,824

U.S. Government and Government Agency Obligations 18.8%

U.S. Government Agency Obligations 4.0%
Fannie Mae:
4.375% 7/17/13	20,950	20,030
6.25% 2/1/11	115,105	121,272
Freddie Mac:
4.5% 1/15/14	72,620	70,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Freddie Mac: – continued
5.25% 11/5/12	$5,610	$5,513
5.875% 3/21/11	79,045	82,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		299,670
U.S. Treasury Inflation Protected Obligations 8.3%
U.S. Treasury Inflation-Indexed Bonds 2.375%
1/15/25 (c)	252,731	263,075
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	207,308	199,274
1.875% 7/15/13 (c)	36,673	36,483
2% 1/15/14 (c)	118,379	118,729

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		617,561
U.S. Treasury Obligations – 6.5%
U.S. Treasury Bonds 8% 11/15/21	167,507	226,566
U.S. Treasury Notes 2.75% 7/31/06	260,772	257,838

TOTAL U.S. TREASURY OBLIGATIONS		484,404

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $1,420,433)		1,401,635

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.8%
3.472% 4/1/34 (f)	2,439	2,423
3.752% 10/1/33 (f)	1,063	1,038
3.771% 12/1/34 (f)	1,220	1,197
3.794% 6/1/34 (f)	4,707	4,547
3.838% 1/1/35 (f)	2,919	2,885
3.87% 11/1/34 (f)	6,411	6,329
3.875% 6/1/33 (f)	4,213	4,143
3.953% 11/1/34 (f)	2,000	1,986
3.968% 5/1/33 (f)	363	358
3.976% 5/1/34 (f)	396	401
4% 11/1/20 (b)	34,683	32,884
4.008% 12/1/34 (f)	6,817	6,775
4.014% 2/1/35 (f)	978	965

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.026% 2/1/35 (f)	$880	$868
4.031% 1/1/35 (f)	1,811	1,793
4.055% 10/1/18 (f)	1,025	1,006
4.064% 4/1/33 (f)	383	379
4.102% 2/1/35 (f)	649	641
4.107% 2/1/35 (f)	665	660
4.111% 1/1/35 (f)	1,910	1,885
4.112% 2/1/35 (f)	3,478	3,444
4.116% 2/1/35 (f)	1,706	1,686
4.128% 1/1/35 (f)	3,337	3,299
4.134% 2/1/35 (f)	2,111	2,097
4.15% 2/1/35 (f)	1,781	1,764
4.174% 1/1/35 (f)	1,553	1,537
4.19% 1/1/35 (f)	2,175	2,132
4.222% 3/1/34 (f)	957	946
4.25% 2/1/35 (f)	1,101	1,078
4.291% 8/1/33 (f)	2,216	2,195
4.294% 1/1/35 (f)	1,313	1,297
4.296% 3/1/35 (f)	1,046	1,039
4.311% 5/1/35 (f)	1,582	1,562
4.313% 2/1/35 (f)	646	639
4.315% 3/1/33 (f)	548	538
4.315% 1/1/35 (f)	1,084	1,069
4.347% 1/1/35 (f)	1,079	1,058
4.367% 2/1/34 (f)	2,546	2,516
4.367% 4/1/35 (f)	711	702
4.402% 2/1/35 (f)	1,669	1,639
4.414% 5/1/35 (f)	3,254	3,224
4.419% 11/1/34 (f)	15,268	15,199
4.447% 3/1/35 (f)	1,518	1,493
4.453% 10/1/34 (f)	5,700	5,685
4.454% 4/1/34 (f)	1,779	1,757
4.483% 1/1/35 (f)	1,794	1,785
4.485% 8/1/34 (f)	3,444	3,407
4.496% 3/1/35 (f)	3,383	3,325
4.5% 10/1/19 to 4/1/35	253,589	243,699
4.5% 11/1/20 (b)	65,000	62,867
4.5% 11/1/35 (b)	35,000	32,692
4.501% 5/1/35 (f)	1,104	1,090
4.525% 3/1/35 (f)	3,058	3,011
4.55% 2/1/35 (f)	7,181	7,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.554% 7/1/35 (f)	$4,036	$4,009
4.558% 2/1/35 (f)	1,194	1,180
4.584% 2/1/35 (f)	9,973	9,822
4.603% 2/1/35 (f)	761	760
4.605% 2/1/35 (f)	3,272	3,230
4.652% 11/1/34 (f)	3,683	3,646
4.68% 11/1/34 (f)	3,814	3,768
4.707% 3/1/35 (f)	9,365	9,338
4.734% 3/1/35 (f)	1,778	1,760
4.736% 7/1/34 (f)	3,163	3,145
4.815% 12/1/34 (f)	3,168	3,145
4.821% 12/1/32 (f)	1,582	1,581
4.848% 12/1/34 (f)	1,291	1,282
5% 12/1/17	1,820	1,797
5% 11/1/35 (b)	293,321	282,230
5.121% 5/1/35 (f)	7,770	7,801
5.204% 6/1/35 (f)	5,748	5,778
5.297% 9/1/35 (f)	2,237	2,218
5.5% 2/1/11 to 10/1/34	321,579	318,205
5.5% 11/1/35 (b)	55,645	54,897
5.5% 11/14/35 (b)	273,365	269,692
6% 1/1/13 to 9/1/32	41,089	41,541
6% 11/1/35 (b)	9,075	9,154
6.5% 3/1/06 to 3/1/34	111,969	115,297
6.5% 11/1/35 (b)	14,391	14,774
7% 7/1/22 to 12/1/31	30,886	32,359
7.5% 6/1/25 to 8/1/29	3,534	3,739
9.5% 5/1/18 to 2/1/25	428	472
12.5% 1/1/15 to 7/1/15	10	11

TOTAL FANNIE MAE		1,698,411
Freddie Mac – 1.1%
4.078% 12/1/34 (f)	1,186	1,170
4.109% 12/1/34 (f)	1,728	1,706
4.192% 1/1/35 (f)	1,608	1,590
4.289% 3/1/35 (f)	1,525	1,511
4.297% 5/1/35 (f)	2,681	2,654
4.309% 12/1/34 (f)	1,587	1,558
4.326% 1/1/35 (f)	3,693	3,646
4.362% 3/1/35 (f)	2,250	2,206
4.388% 2/1/35 (f)	2,967	2,909

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.445% 3/1/35 (f)	$1,432	$1,402
4.446% 2/1/34 (f)	1,654	1,636
4.479% 6/1/35 (f)	2,204	2,178
4.487% 3/1/35 (f)	4,165	4,084
4.493% 3/1/35 (f)	10,621	10,463
4.495% 3/1/35 (f)	1,686	1,653
4.56% 2/1/35 (f)	2,393	2,358
5.027% 4/1/35 (f)	8,880	8,861
5.5% 3/1/25	11,459	11,383
6% 5/1/33	13,902	14,076
8.5% 9/1/22 to 9/1/27	501	545

TOTAL FREDDIE MAC		77,589
Government National Mortgage Association 0.7%
5.5% 12/15/32 to 5/15/34	12,921	12,910
6% 10/15/08 to 10/15/30	8,914	9,086
6.5% 3/15/26 to 2/15/33	3,458	3,592
7% 8/15/23 to 12/15/32	22,162	23,304
7.5% 7/15/06 to 8/15/28	1,447	1,538
8% 9/15/24 to 5/15/32	281	301
8.5% 1/15/31	11	11
9% 4/15/23	7	8

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,750

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,852,143)		1,826,750

Asset Backed Securities 5.5%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (f)	3,646	3,677
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (f)	2,300	2,302
Class M2, 5.1375% 2/25/34 (f)	2,600	2,602
Aircraft Lease Securitization Ltd. Series 2005-1 Class
C1, 7.64% 9/9/30 (a)(f)	2,031	2,074
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (a)(f)	20,945	20,994
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (a)	4,510	4,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (f)	$1,290	$1,290
Class M2, 4.5175% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (f)	10	10
Series 2003-HE7 Class A3, 4.33% 12/15/33 (f)	3,419	3,431
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (f)	7,030	7,056
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (f)	8,010	8,091
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,497
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (f)	5,226	5,242
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	8,965	8,828
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (f)	13,465	13,516
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,039
Series 2003-B4 Class B4, 4.77% 7/15/11 (f)	6,635	6,736
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,214
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	3,150	3,194
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	6,336	6,336
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (f)	4,365	4,365
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (f)	5,790	5,912
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (f)	5,450	5,459
Series 2004-3 Class M1, 4.5375% 6/25/34 (f)	1,525	1,528
Series 2005-3 Class MV1, 4.4575% 8/25/35 (f)	12,300	12,291
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	5,743	5,579
Class C, 5.074% 6/15/35 (a)	5,213	5,070
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.7175% 11/25/33 (f)	1,400	1,414
Class M2, 5.7875% 11/25/33 (f)	700	718
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (f)	425	426
Class M4, 4.9375% 3/25/34 (f)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class B,
3.88% 1/15/10	5,151	5,006

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.4675% 1/25/35 (f)	$1,825	$1,831
Class M2, 4.4975% 1/25/35 (f)	2,625	2,627
Class M3, 4.5275% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (f)	3,500	3,500
Class M2, 5.1375% 1/25/34 (f)	1,600	1,600
Class M3, 5.3375% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 4.3775% 11/25/34 (f)	6,807	6,825
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (f)	171	172
Class M1, 4.9175% 8/25/33 (f)	2,915	2,949
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	4,025	4,049
Class M2, 5.5413% 10/25/33 (f)	4,765	4,818
Household Home Equity Loan Trust Series 2002-2
Class A, 4.3% 4/20/32 (f)	2,843	2,843
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (f)	3,023	3,024
Class M2, 4.49% 1/20/35 (f)	2,271	2,271
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (f)	4,800	4,876
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.33% 1/15/09 (f)	33,400	33,450
Series 2003-B2 Class B2, 4.36% 10/15/10 (f)	1,530	1,544
Series 2003-B3 Class B3, 4.345% 1/18/11 (f)	7,085	7,123
Series 2003-B5 Class B5, 4.34% 2/15/11 (f)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (f)	2,225	2,225
Class M2, 4.5875% 7/25/34 (f)	400	400
Class M3, 4.9875% 7/25/34 (f)	825	825
Class M4, 5.1375% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (f)	1,945	1,972
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (f)	2,600	2,633
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (f) .	2,931	2,942
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (f)	5,014	5,025
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (a)(f)	3,007	3,023
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (f)	1,585	1,591
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (f)	2,855	2,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
National Collegiate Funding LLC Series 2004-GT1 Class
IO1, 7.87% 6/25/10 (a)(f)(h)	$8,640	$2,789
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,491
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,176
Nissan Auto Lease Trust Series 2003-A Class A3B,
2.57% 6/15/09	5,655	5,596
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (f)	1,500	1,501
Class M4, 5.0125% 6/25/34 (f)	2,520	2,530
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	4,570	4,506
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.1575% 6/25/36 (f)	20,819	20,820
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.5675% 3/25/35 (f)	4,990	4,994
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (f)	5,136	5,241
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (f)	2,045	2,055
Structured Asset Securities Corp. Series 2005-5N Class
3A1A, 4.36% 11/25/35 (f)	21,965	21,965
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(f)	9,340	9,333
WFS Financial Owner Trust Class 2004-3 Series A3,
3.3% 3/17/09	13,100	12,932
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(b)(f)	8,910	8,910
TOTAL ASSET BACKED SECURITIES
(Cost $411,074)		410,569

Collateralized Mortgage Obligations 8.6%

Private Sponsor 6.2%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 4.3675% 5/25/35 (f)	8,947	8,918
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (f)	1,524	1,513
Class 2A1, 4.1851% 12/25/33 (f)	5,474	5,372
Series 2003-L Class 2A1, 3.9761% 1/25/34 (f)	10,332	10,102
Series 2004-1 Class 2A2, 4.7223% 10/25/34 (f)	9,662	9,542

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (f)	$3,255	$3,203
Class 2A2, 4.1237% 3/25/34 (f)	4,044	3,931
Series 2004-C Class 1A1, 3.3651% 4/25/34 (f)	6,499	6,382
Series 2004 D:
Class 1A1, 3.5491% 5/25/34 (f)	8,036	7,921
Class 2A2, 4.2063% 5/25/34 (f)	10,793	10,572
Series 2004-G Class 2A7, 4.5859% 8/25/34 (f)	8,684	8,611
Series 2004-H Class 2A1, 4.4977% 9/25/34 (f)	9,320	9,162
Series 2004-J:
Class 1A2, 4.3062% 11/25/34 (f)	3,384	3,357
Class 2A1, 4.801% 11/25/34 (f)	15,798	15,613
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (f)	12,761	12,747
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.3175% 1/25/35 (f)	37,244	37,326
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (f)	1,854	1,856
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (f) .	3,098	3,101
Granite Master Issuer PLC floater Series 2005-2 Class
M1, 4.06% 12/20/54 (f)	13,250	13,246
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,489	1,486
Master Asset Securitization Trust Series 2004-9 Class
7A1, 6.3216% 5/25/17 (f)	8,241	8,283
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (f)	6,584	6,683
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.7306% 11/25/29 (f)	8,005	7,991
Series 2004-G Class A2, 3.95% 11/25/29 (f)	4,975	4,974
Series 2005-B Class A2, 3.75% 7/25/30 (f)	8,228	8,215
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (f)	15,099	15,108
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,115	3,151
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,303	1,322
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.49% 7/10/35 (a)(f)	8,839	8,994
Class B4, 5.69% 7/10/35 (a)(f)	6,726	6,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Class B5, 6.29% 7/10/35 (a)(f)	$6,341	$6,476
Class B6, 6.79% 7/10/35 (a)(f)	2,882	2,944
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (a)(f)	3,080	3,134
Class B4, 5.59% 6/10/35 (a)(f)	2,756	2,808
Class B5, 6.19% 6/10/35 (a)(f)	1,882	1,922
Class B6, 6.69% 6/10/35 (a)(f)	1,118	1,142
Series 2004-A Class B4, 5.14% 2/10/36 (a)(f)	5,865	5,953
Series 2004-B:
Class B4, 5.04% 2/10/36 (a)(f)	1,567	1,590
Class B5, 5.49% 2/10/36 (a)(f)	1,077	1,096
Class B6, 5.94% 2/10/36 (a)(f)	294	299
Series 2004-C:
Class B4, 4.89% 9/10/36 (f)	1,971	1,995
Class B5, 5.29% 9/10/36 (f)	2,168	2,192
Class B6, 5.69% 9/10/36 (f)	394	400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	15,901	15,899
Series 2004-4 Class A, 4.62% 5/20/34 (f)	12,107	12,100
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (f)	20,425	20,425
Thornburg Mortgage Securities Trust floater Series
2005-3:
Class A2, 4.2775% 10/25/35 (f)	8,100	8,100
Class A4, 4.3075% 10/25/35 (f)	20,184	20,184
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (f)	37,330	37,330
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,208	1,240
Series 2004-RA2 Class 2A, 7% 7/25/33	1,978	2,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4546% 9/25/34 (f)	9,808	9,745
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (f) .	19,174	18,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	27,440	26,919
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (f)	9,139	9,009

TOTAL PRIVATE SPONSOR		459,237
See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency 2.4%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$8,283	$7,803
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,653
sequential pay Series 2004-95 Class AN, 5.5%
1/25/25	5,098	5,184
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,271
Series 2425 Class JH, 6% 3/15/17	6,130	6,276
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,268
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,196
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,667
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,791
Series 2689 Class HC, 3.5% 9/15/26	7,963	7,720
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,327
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,032
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,078
Class OE, 4.5% 4/15/19	31,083	29,422
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,585	6,679

TOTAL U.S. GOVERNMENT AGENCY		181,367

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $646,335)		640,604

Commercial Mortgage Securities 4.2%

Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	22,475	22,180
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(f)	6,422	6,425
Class B, 5.9375% 4/25/34 (a)(f)	714	722
Class M1, 4.5975% 4/25/34 (a)(f)	555	557
Class M2, 5.2375% 4/25/34 (a)(f)	555	561
Series 2004-2 Class A, 4.4675% 8/25/34 (a)(f)	6,235	6,249
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(f)	7,436	7,445
Class A2, 4.4575% 1/25/35 (a)(f)	1,069	1,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater: – continued
Class M1, 4.5375% 1/25/35 (a)(f)	$1,255	$1,257
Class M2, 5.0375% 1/25/35 (a)(f)	837	842
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	3,400	3,364
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,165
Class C, 4.937% 5/14/16 (a)	3,370	3,356
Class D, 4.986% 5/14/16 (a)	1,405	1,401
Class E, 5.064% 5/14/16 (a)	4,375	4,376
Class F, 5.182% 5/14/16 (a)	1,050	1,050
Chase Commercial Mortgage Securities Corp.
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	3,810	4,021
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class B, 4.37% 9/15/14 (a)(f)	2,000	2,001
Class D, 4.61% 9/15/14 (a)(f)	615	615
Class E, 4.67% 9/15/14 (a)(f)	835	836
Class F, 4.77% 9/15/14 (a)(f)	660	660
Class G, 4.95% 9/15/14 (a)(f)	1,505	1,506
Class H, 5.05% 9/15/14 (a)(f)	1,600	1,601
Class J, 5.57% 9/15/14 (a)(f)	550	551
Class K, 5.97% 9/15/14 (a)(f)	865	866
Class L, 6.17% 9/15/14 (a)(f)	695	695
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(f)	7,840	7,834
Class C, 4.24% 4/15/17 (a)(f)	3,330	3,324
Class D, 4.28% 4/15/17 (a)(f)	2,705	2,702
Class I, 4.82% 4/15/17 (a)(f)	375	375
Class MOA3, 4.27% 3/15/20 (a)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(f)	1,700	1,700
Class B, 4.72% 12/15/21 (a)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(f)	6,225	6,225
Class E, 4.3% 2/15/20 (a)(f)	4,355	4,355
Class F, 4.35% 2/15/20 (a)(f)	1,920	1,920
Class G, 4.49% 2/15/20 (a)(f)	555	555
Class H, 4.72% 2/15/20 (a)(f)	790	790

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.: – continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$239	$239
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,019
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	2,936
Series 2004-C1 Class ASP, 1.1068%
1/15/37 (a)(f)(h)	197,621	6,667
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,113
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,945
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	4,960
Class C1, 7.52% 5/15/06 (a)	3,500	3,544
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	14,457	14,853
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,895	1,944
GE Commercial Mortgage Corp. Series 2004-C1 Class
X2, 1.3245% 11/10/38 (f)(h)	112,502	4,390
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (f)	1,490	1,525
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,509
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,363
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,135
Series 2003-47 Class C, 4.227% 10/16/27	11,399	11,098
Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,978
Series 2003-47 Class XA, 0.0199% 6/16/43 (f)(h)	29,554	1,473
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class X2, 0.9004% 12/10/41 (f)(h) .	12,590	348
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	11,983
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,797
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	1,220	1,269
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)	7,015	7,510
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,677
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	$11,400	$10,196
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	5,665	5,823
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	9,000	9,280
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (a)	6,100	6,259
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(f)	1,930	1,930
Class KHP2, 4.52% 1/15/18 (a)(f)	1,930	1,933
Class KHP3, 4.82% 1/15/18 (a)(f)	2,280	2,282
Class KHP4, 4.92% 1/15/18 (a)(f)	1,770	1,773
Class KHP5, 5.12% 1/15/18 (a)(f)	2,050	2,040
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	17,105	16,579
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	4,805	4,668
Class 180B, 5.5782% 10/15/41 (a)(f)	2,250	2,186
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $320,784)		314,890

Municipal Securities 1.5%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	14,700	14,999
Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	3,989
5.5% 12/1/30 (AMBAC Insured)	5,000	5,690
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	9,485	9,820
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	3,700	3,775
Keller Independent School District 5% 8/15/30	5,960	6,117
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	6,150	6,351
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	5,100	5,813
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	10,100	10,436
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	9,000	10,333
See accompanying notes which are an integral part of the financial statements.

27		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	$5,400	$5,528
North East Texas Independent School District 5%
8/1/33 (b)	8,100	8,295
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	9,800	10,095
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,795
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	5,550	5,676
TOTAL MUNICIPAL SECURITIES
(Cost $111,908)		109,712

Foreign Government and Government Agency Obligations 1.3%

Israeli State 4.625% 6/15/13	8,910	8,476
Korean Republic 4.875% 9/22/14	11,660	11,329
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,551
United Mexican States:
5.875% 1/15/14	13,150	13,360
6.75% 9/27/34	51,055	53,225
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $94,205)		96,941

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $4,378)	4,425	4,782

Fixed Income Funds 14.8%
	Shares
Fidelity Specialized High Income Central Investment
Portfolio (g)	700,316	68,862
Fidelity Ultra-Short Central Fund (g)	10,403,707	1,034,649
TOTAL FIXED INCOME FUNDS
(Cost $1,105,953)		1,103,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Cash Equivalents 11.1%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.92%, dated 10/31/05 due 11/1/05) (i)		$5,781	$5,780
4.03%, dated 10/31/05 due 11/1/05) (i)		819,378	819,286

TOTAL CASH EQUIVALENTS
(Cost $825,066)			825,066

TOTAL INVESTMENT PORTFOLIO 110.2%
(Cost $8,285,690)			8,197,284

NET OTHER ASSETS (10.2)%			(759,681)

NET ASSETS 100%			$7,437,603

Swap Agreements
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2010	$70,000	$(58)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2015	65,000	(389)
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	(48)

See accompanying notes which are an integral part of the financial statements.

	29		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$8,100	$2
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	8,000	56
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(7)
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(4)
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	32,000	279
Receive quarterly notional amount multiplied
by .47% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	5,000	52
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	25,000	(179)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Swap Agreements continued
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	$5,000	$63
Receive quarterly notional amount multiplied
by .6% and pay Deutsche Bank upon
default event of Tyco International Group
SA, par value of the notional amount of
Tyco International Group SA 6%
11/15/13	June 2010	3,600	17

TOTAL CREDIT DEFAULT SWAP		260,100	(216)
Interest Rate Swap
Receive quarterly a fixed rate equal to
2.8043% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Sept. 2006	50,000	(842)
Receive quarterly a fixed rate equal to
2.9119% and pay quarterly a floating rate
based on 3-month LIBOR with Bank of
America	Oct. 2006	96,000	(1,577)
Receive quarterly a fixed rate equal to
3.177% and pay quarterly a floating rate
based on 3-month LIBOR with JPMorgan
Chase, Inc.	Nov. 2006	36,000	(603)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Feb. 2008	65,000	(1,281)
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	140,000	(2,219)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	22,890	(167)

TOTAL INTEREST RATE SWAP		409,890	(6,689)

See accompanying notes which are an integral part of the financial statements.

	31		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$11,300	$(207)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	86,300	(1,213)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	75,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and pay
monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	27,000	14
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	75,000	(1,265)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	11,300	(195)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	75,000	(1,248)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	87,465	(959)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	23,850	(260)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$ 11,300	$(124)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	22,600	(622)

TOTAL TOTAL RETURN SWAP		506,115	(6,079)

		$ 1,176,105	$(12,984)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $441,446,000
or 5.9% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security has
been segregated as collateral for open
swap agreements. At the period end,
the value of securities pledged
amounted to $8,490,000.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

(i) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$5,780,000 due
11/1/05 at 3.92%
Banc of America
Securities LLC.	$800
Barclays Capital Inc.	1,856
Lehman Brothers Inc	2,112
State Street Bank and
Trust Company	1,012
$5,780

$819,286,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$95,290
Bank of America,
National Association	63,527
Barclays Capital Inc.	227,109
Countrywide Securities
Corporation	63,527
Goldman Sachs & Co.	95,290
Morgan Stanley & Co.
Incorporated.	107,784
UBS Securities LLC	127,054
Wachovia Capital
Markets, LLC	7,941
WestLB AG	31,764
$819,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $825,066) (cost $8,285,690) See
accompanying schedule		$8,197,284
Receivable for investments sold		6,784
Receivable for fund shares sold		7,814
Interest receivable		54,306
Other affiliated receivables		17
Total assets		8,266,205

Liabilities
Payable for investments purchased
Regular delivery	$22,332
Delayed delivery	784,540
Payable for fund shares redeemed	5,386
Distributions payable	468
Swap agreements, at value	12,984
Accrued management fee	2,002
Distribution fees payable	29
Other affiliated payables	855
Other payables and accrued expenses	6
Total liabilities		828,602

Net Assets		$7,437,603
Net Assets consist of:
Paid in capital		$7,510,143
Undistributed net investment income		12,493
Accumulated undistributed net realized gain (loss) on
investments		16,320
Net unrealized appreciation (depreciation) on
investments		(101,353)
Net Assets		$7,437,603

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($27,365 ÷ 3,728 shares)	$7.34
Maximum offering price per share (100/95.25 of
$7.34)	$7.71
Class T:
Net Asset Value and redemption price per share
($54,928 ÷ 7,481 shares)	$7.34
Maximum offering price per share (100/96.50 of
$7.34)	$7.61
Class B:
Net Asset Value and offering price per share
($9,694 ÷ 1,319.6 shares)A	$7.35
Class C:
Net Asset Value and offering price per share
($7,440 ÷ 1,012.7 shares)A	$7.35
Investment Grade Bond:
Net Asset Value, offering price and redemption
price per share ($7,316,095 ÷ 996,589
shares)	$7.34
Institutional Class:
Net Asset Value, offering price and redemption
price per share ($22,081 ÷ 3,005 shares)	$7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$166,028

Expenses
Management fee	$12,180
Transfer agent fees	4,019
Distribution fees	165
Accounting fees and expenses	110
Fund wide operations fee	798
Independent trustees’ compensation	16
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	14
Registration fees	12
Audit	8
Legal	2
Miscellaneous	14
Total expenses before reductions	17,339
Expense reductions	(191)	17,148

Net investment income		148,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	18,032
Swap agreements	2,055
Total net realized gain (loss)		20,087
Change in net unrealized appreciation (depreciation) on:
Investment securities	(126,812)
Swap agreements	(14,088)
Delayed delivery commitments	(13)
Total change in net unrealized appreciation
(depreciation)		(140,913)
Net gain (loss)		(120,826)
Net increase (decrease) in net assets resulting from
operations		$28,054

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$148,880	$210,849
Net realized gain (loss)	20,087	99,455
Change in net unrealized appreciation (depreciation) .	(140,913)	7,281
Net increase (decrease) in net assets resulting
from operations	28,054	317,585
Distributions to shareholders from net investment income .	(138,967)	(211,677)
Distributions to shareholders from net realized gain	(50,995)	(80,651)
Total distributions	(189,962)	(292,328)
Share transactions - net increase (decrease)	768,140	1,000,708
Total increase (decrease) in net assets	606,232	1,025,965

Net Assets
Beginning of period	6,831,371	5,805,406
End of period (including undistributed net investment
income of $12,493 and undistributed net investment
income of $4,438, respectively)	$7,437,603	$6,831,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Class A
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.50	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	146	.237	.224	.186
Net realized and unrealized gain
(loss)	(.115)	.131	(.095)	.326
Total from investment operations	031	.368	.129	.512
Distributions from net investment income	(.136)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.191)	(.338)	(.359)	(.292)
Net asset value, end of period	$7.34	$7.50	$7.47	$7.70
Total ReturnB,C,D	39%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.72%A	.83%	.83%	.79%A
Expenses net of fee waivers, if any	72%A	.83%	.83%	.79%A
Expenses net of all reductions	71%A	.83%	.83%	.79%A
Net investment income	3.88%A	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$27	$31	$22	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights Class T
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	141	.230	.214	.180
Net realized and unrealized gain
(loss)	(.125)	.141	(.094)	.324
Total from investment operations	016	.371	.120	.504
Distributions from net investment income	(.131)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.186)	(.331)	(.350)	(.284)
Net asset value, end of period	$7.34	$7.51	$7.47	$7.70
Total ReturnB,C,D	19%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.84%A	.93%	.96%	.97%A
Expenses net of fee waivers, if any	84%A	.93%	.95%	.95%A
Expenses net of all reductions	83%A	.93%	.95%	.95%A
Net investment income	3.76%A	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$55	$48	$30	$10
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	116	.180	.166	.147
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	—	.320	.071	.469
Distributions from net investment income	(.105)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.280)	(.301)	(.249)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.02) %	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.51%A	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.51%A	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.51%A	1.59%	1.60%	1.60%A
Net investment income	3.08%A	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$10	$9	$9	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	113	.176	.161	.145
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	(.003)	.316	.066	.467
Distributions from net investment income	(.102)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.157)	(.276)	(.296)	(.247)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.06)%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.59%A	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.59%A	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.59%A	1.66%	1.66%	1.64%A
Net investment income	3.00%A	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$7	$6
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights Investment Grade Bond
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$7.50	$7.47	$7.70	$7.33	$7.18	$6.86
Income from
Investment
Operations
Net investment
incomeD	155	.254	.240	.290	.379G	.445
Net realized and
unrealized gain
(loss)	(.115)	.130	(.095)	.483	.158G	.324
Total from investment
operations	040	.384	.145	.773	.537	.769
Distributions from net
investment income .	(.145)	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net
realized gain	(.055)	(.100)	(.130)	(.120)	(.010)	—
Total distributions	(.200)	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of
period	$7.34	$7.50	$7.47	$7.70	$7.33	$7.18
Total ReturnB,C	51%	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net AssetsE,F
Expenses before ex-
pense reductions	.47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of fee
waivers, if any	47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of all
reductions	47%A	.61%	.63%	.66%	.66%	.64%
Net investment
income	4.12%A	3.39%	3.16%	3.86%	5.18%G	6.31%
Supplemental Data
Net assets,
end of period
(in millions)	$ 7,316	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$2,976
Portfolio turnover
rate	108%A	227%	238%	276%	230%	226%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.
G Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.48	$7.70	$7.48
Income from Investment Operations
Net investment incomeD	154	.254	.233	.202
Net realized and unrealized gain
(loss)	(.116)	.129	(.078)	.321
Total from investment operations	038	.383	.155	.523
Distributions from net investment income	(.143)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.198)	(.353)	(.375)	(.303)
Net asset value, end of period	$7.35	$7.51	$7.48	$7.70
Total ReturnB,C	49%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.50%A	.59%	.64%	.56%A
Expenses net of fee waivers, if any	50%A	.59%	.64%	.56%A
Expenses net of all reductions	50%A	.59%	.64%	.56%A
Net investment income	4.09%A	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period
(000 omitted)	$22,081	$16,084	$2,840	$275
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start- up periods may not be representative of longer- term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

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46

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$32,542
Unrealized depreciation	(122,121)
Net unrealized appreciation (depreciation)	(89,579)
Cost for federal income tax purposes	$8,286,863

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in

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48

2. Operating Policies continued

Swap Agreements continued

compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,347,967 and $644,144, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$21	$—
Class T	0%	.25%	65	1
Class B	65%	.25%	42	30
Class C	75%	.25%	37	9
			$165	$40

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$10
Class T	2
Class B*	11
Class C*	3
$26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

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50

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Investment Grade Bond shares include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$28	.20*
Class T	59	.22*
Class B	12	.25*
Class C	9	.24*
Investment Grade Bond	3,897	.11*
Institutional Class	14	.14*
	$4,019
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees, or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19,649 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class T	1
Investment Grade Bond	183
$184

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52

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$502	$869
Class T	918	1,202
Class B	132	205
Class C	102	169
Investment Grade Bond	136,940	208,879
Institutional Class	373	353
Total	$138,967	$211,677
From net realized gain
Class A	$227	$318
Class T	366	496
Class B	66	112
Class C	55	96
Investment Grade Bond	50,155	79,525
Institutional Class	126	104
Total	$50,995	$80,651

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	2,125	3,493	$15,866	$26,275
Reinvestment of
distributions	66	65	492	490
Shares redeemed	(2,563)	(2,416)	(19,113)	(18,200)
Net increase (decrease) .	(372)	1,142	$(2,755)	$8,565
Class T
Shares sold	1,943	3,871	$14,513	$29,055
Reinvestment of
distributions	170	225	1,271	1,687
Shares redeemed	(1,051)	(1,686)	(7,830)	(12,629)
Net increase (decrease) .	1,062	2,410	$7,954	$18,113
Class B
Shares sold	289	306	$2,162	$2,293
Reinvestment of
distributions	22	35	162	262
Shares redeemed	(161)	(335)	(1,200)	(2,511)
Net increase (decrease) .	150	6	$1,124	$44
Class C
Shares sold	449	397	$3,362	$2,982
Reinvestment of
distributions	18	31	136	234
Shares redeemed	(332)	(443)	(2,471)	(3,318)
Net increase (decrease) .	135	(15)	$1,027	$(102)
Investment Grade Bond
Shares sold	128,361	201,524	$958,566	$1,513,409
Reinvestment of
distributions	24,571	37,730	183,733	282,446
Shares redeemed	(51,998)	(111,431)	(387,947)	(835,079)
Net increase (decrease) .	100,934	127,823	$754,352	$960,776
Institutional Class
Shares sold	978	1,969	$7,289	$14,872
Reinvestment of
distributions	60	58	446	438
Shares redeemed	(174)	(266)	(1,297)	(1,998)
Net increase (decrease) .	864	1,761	$6,438	$13,312

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54

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Investment Grade Bond	12/12/05	12/9/05	$.015

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

56

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

58

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

59 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

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60

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Investment Grade Bond Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competi tive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points and the total expenses of Class C would have ranked below the median.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Investment Grade Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest

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Board Approval of Investment Advisory Contracts and Management Fees continued

management fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

62

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

63 Semiannual Report

The following is a complete listing of investments for Fidelity’s fixed income central funds as of October 31, 2005 which are a direct or indirect investments of Fidelity Investment Grade Bond.
These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as
part of the Financial Statements.

Annual Report

64

Fidelity Specialized High Income Central Investment Portfolio
Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 97.0%
	Principal	Value
	Amount
Aerospace – 3.4%
L 3 Communications Corp.:
5.875% 1/15/15	$ 2,000,000	$ 1,900,000
6.375% 10/15/15 (a)	3,000,000	2,962,500
7.625% 6/15/12	1,000,000	1,045,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,077,500
		6,985,000
Air Transportation – 0.4%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	870,000	787,350
Automotive 1.2%
Ford Motor Credit Co.:
6.625% 6/16/08	1,210,000	1,160,334
7.26% 11/2/07 (b)	690,000	685,683
General Motors Acceptance Corp. 6.875% 9/15/11	150,000	145,443
Navistar International Corp. 7.5% 6/15/11	500,000	470,000
		2,461,460
Building Materials – 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	1,993,500
Cable TV 5.0%
EchoStar DBS Corp. 5.75% 10/1/08	8,500,000	8,319,370
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,980,000
		10,299,370
Capital Goods 1.2%
Leucadia National Corp. 7% 8/15/13	2,500,000	2,512,500
Chemicals – 3.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	757,800
10.125% 9/1/08	2,155,000	2,327,400
Millennium America, Inc. 9.25% 6/15/08	1,000,000	1,072,500
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,779,313
7.5469% 11/15/13 (a)(b)	450,000	455,063
		7,392,076
Consumer Products – 0.9%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,900,000
Diversified Media – 1.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,406,898
8.5% 7/15/29	1,000,000	953,458
		2,360,356

65	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	$4,000,000	$4,000,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	556,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,070,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,195,000
TECO Energy, Inc. 5.6931% 5/1/10 (b)	2,000,000	2,020,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,167,500
		15,008,750
Energy – 8.1%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	1,970,000
6.875% 1/15/16	3,000,000	3,015,000
7.5% 6/15/14	1,000,000	1,060,000
7.75% 1/15/15	2,000,000	2,115,000
Kerr-McGee Corp. 6.95% 7/1/24	2,265,000	2,318,440
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,040,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,488,750
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,772,000
		16,779,190
Environmental – 0.5%
Allied Waste North America, Inc. 5.75% 2/15/11	1,105,000	1,030,413
Food and Drug Retail – 0.1%
Stater Brothers Holdings, Inc. 7.37% 6/15/10 (b)	300,000	294,750
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	2,970,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,015,000
7.75% 5/15/13	1,000,000	1,047,500
		5,032,500
Gaming – 10.4%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (a)(b)	150,000	151,313
8% 11/15/13 (a)	250,000	251,875
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,172,500
MGM MIRAGE:
6% 10/1/09	6,000,000	5,895,000
6.625% 7/15/15 (a)	1,000,000	966,250
6.75% 9/1/12	1,000,000	992,500

Semiannual Report 66

Nonconvertible Bonds continued
	Principal	Value
	Amount
Gaming – continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$500,000	$ 483,750
6.375% 7/15/09	5,000,000	5,000,000
7.125% 8/15/14	1,000,000	1,025,000
8% 4/1/12	1,000,000	1,045,000
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	510,625
7.25% 5/1/12	1,000,000	1,021,250
Station Casinos, Inc. 6.875% 3/1/16 (a)	2,000,000	2,020,000
		21,535,063
Healthcare 4.8%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)	1,000,000	988,750
6.375% 8/15/15 (a)	2,000,000	1,975,000
Omega Healthcare Investors, Inc. 7% 4/1/14	1,000,000	1,005,000
PerkinElmer, Inc. 8.875% 1/15/13	1,000,000	1,117,500
Senior Housing Properties Trust 8.625% 1/15/12	1,725,000	1,897,500
Service Corp. International (SCI) 7% 6/15/17 (a)	3,000,000	2,970,000
		9,953,750
Homebuilding/Real Estate – 6.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)	3,000,000	2,902,500
8.125% 6/1/12	2,000,000	2,040,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	940,000
KB Home 7.75% 2/1/10	4,500,000	4,590,000
Standard Pacific Corp. 5.125% 4/1/09	200,000	186,000
WCI Communities, Inc. 6.625% 3/15/15	3,000,000	2,595,000
		13,253,500
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,165,000
Host Marriott LP 7.125% 11/1/13	1,000,000	1,011,250
ITT Corp. 7.375% 11/15/15	1,875,000	1,989,844
		6,166,094
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,095,000	3,226,538
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,000,000	920,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,210,656
		6,357,194

67	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Metals/Mining – 4.2%
Arch Western Finance LLC 6.75% 7/1/13	$3,000,000	$3,030,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	1,960,000
Southern Peru Copper Corp. 6.375% 7/27/15 (a)	870,000	850,572
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,902,500
		8,743,072
Paper 4.1%
Catalyst Paper Corp. 8.625% 6/15/11	2,000,000	1,980,000
Georgia-Pacific Corp.:
8% 1/15/14	2,000,000	2,150,000
8% 1/15/24	1,000,000	1,065,000
8.875% 2/1/10	2,000,000	2,205,000
9.375% 2/1/13	1,000,000	1,105,000
		8,505,000
Publishing/Printing – 1.2%
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	375,000	422,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	2,000,000	1,990,000
		2,412,813
Services – 1.2%
Corrections Corp. of America:
6.25% 3/15/13	160,000	157,800
7.5% 5/1/11	285,000	295,474
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,045,000
		2,498,274
Shipping – 2.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,028,600
8.25% 3/15/13	1,000,000	1,067,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,132,500
		4,228,600
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,095,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,378,563
8% 10/1/12 (a)	1,810,000	1,744,388
		3,122,951
Technology – 10.3%
Flextronics International Ltd. 6.25% 11/15/14	150,000	145,125

Semiannual Report 68

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
Freescale Semiconductor, Inc.:
6.875% 7/15/11	$5,000,000	$ 5,162,500
7.125% 7/15/14	1,000,000	1,047,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,700,000	1,674,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,500,000	1,635,000
STATS ChipPAC Ltd. 7.5% 7/19/10	4,000,000	4,010,000
Unisys Corp. 8% 10/15/12	1,000,000	875,000
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,150,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,060,000
9.75% 1/15/09	435,000	485,569
		21,245,194
Telecommunications – 7.4%
American Towers, Inc. 7.25% 12/1/11	500,000	523,750
Innova S. de R.L. 9.375% 9/19/13	690,000	761,588
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,586,200
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,055,000
8.875% 3/15/12	2,000,000	2,195,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,200,000
9.625% 5/1/11	2,000,000	2,300,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,218,750
7.5% 6/15/23	500,000	467,500
		15,307,788
Textiles & Apparel – 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,215,000	1,208,925
TOTAL NONCONVERTIBLE BONDS
(Cost $203,981,719)		200,470,433

69 Semiannual Report

Investments (Unaudited) continued

Cash Equivalents 1.8%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.95%,
dated 10/31/05 due 11/1/05)
(Cost $3,720,000)	$ 3,720,408	$ 3,720,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $207,701,719)		204,190,433

NET OTHER ASSETS – 1.2%		2,389,187
NET ASSETS 100%		$206,579,620

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $44,518,099 or
21.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.9%
Canada	7.6%
Singapore	2.1%
Chile	1.9%
Mexico	1.9%
Luxembourg	1.6%
United Kingdom	1.4%
Others (individually less than 1%) .	0.6%
100.0%

Semiannual Report 70

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

71	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

Semiannual Report

72

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

73 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

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74

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

75 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062
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76

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

77 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Semiannual Report

78

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

79 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Semiannual Report 80

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

81 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Semiannual Report

82

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

83 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Semiannual Report

84

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

85	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

Semiannual Report 86

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

87	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

Semiannual Report 88

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

89		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

Semiannual Report 90

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

91 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

Semiannual Report

92

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

93 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Semiannual Report

94

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

95 Semiannual Report

Investments (Unaudited) continued

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

Semiannual Report	96

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

97 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Semiannual Report	98

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

99 Semiannual Report

Investments (Unaudited) continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Semiannual Report 100

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

101 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments
Japan Limited
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

IGB-USAN-1205 1.784858.102

Fidelity Advisor Investment Grade Bond Fund - Class A, Class T, Class B and Class C

Semiannual Report October 31, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade Bond Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s
		investments with their market values.
Financial Statements	36	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	46	Notes to the financial statements.
Distributions	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	66	Complete list of investments for
		Fidelity’s fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$1,003.90	$3.64**
HypotheticalA	$1,000.00	$1,021.58	$3.67**
Class T
Actual	$1,000.00	$1,001.90	$4.24**
HypotheticalA	$1,000.00	$1,020.97	$4.28**
Class B
Actual	$1,000.00	$999.80	$7.61**
HypotheticalA	$1,000.00	$1,017.59	$7.68**
Class C
Actual	$1,000.00	$999.40	$8.01
HypotheticalA	$1,000.00	$1,017.19	$8.08
Investment Grade Bond
Actual	$1,000.00	$1,005.10	$2.38**
HypotheticalA	$1,000.00	$1,022.84	$2.40**
Institutional Class
Actual	$1,000.00	$1,004.90	$2.53**
HypotheticalA	$1,000.00	$1,022.68	$2.55**
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	72%**
Class T	84%**
Class B	1.51%**
Class C	1.59%
Investment Grade Bond	47%**
Institutional Class	50%**

Semiannual Report

6

** If contractual expense limitations effective June 1, 2005, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense
	Ratio	Expenses Paid

Class A	.70%
Actual		$3.54
HypotheticalA		$3.57
Class T	.82%
Actual		$4.14
HypotheticalA		$4.18
Class B	1.50%
Actual		$7.56
HypotheticalA		$7.63
Investment Grade Bond	.45%
Actual		$2.27
HypotheticalA		$2.29
Institutional Class	.49%
Actual		$2.48
HypotheticalA		$2.50
A 5% return per year before expenses

7 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of October	31, 2005
		6 months ago
Years	6.3	5.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October	31, 2005
			6 months ago
Years		4.3	3.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

Semiannual Report 8

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 19.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$9,600	$6,480
6.625% 10/1/28	4,300	2,946
7.45% 7/16/31	31,690	23,292
General Motors Corp. 8.375% 7/15/33	15,140	11,223
		43,941
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	10,125	9,509
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,603
Comcast Corp. 5.65% 6/15/35	9,190	8,218
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,167
7.125% 10/1/12	5,770	6,180
Liberty Media Corp.:
5.7% 5/15/13	6,500	5,866
8.25% 2/1/30	13,530	12,690
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,302
News America, Inc. 6.2% 12/15/34	8,530	8,220
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,683
Time Warner, Inc. 6.625% 5/15/29	18,380	18,577
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,676
		104,691

TOTAL CONSUMER DISCRETIONARY		148,632

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,717
Food Products 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125%
10/1/13 (a)	4,725	4,655
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,022

TOTAL CONSUMER STAPLES		20,394

ENERGY 1.8%
Energy Equipment & Services – 0.4%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,478

See accompanying notes which are an integral part of the financial statements.

9		Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Energy Equipment & Services – continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	$5,620	$5,396
Petronas Capital Ltd. 7% 5/22/12 (a)	15,225	16,740
		28,614
Oil, Gas & Consumable Fuels – 1.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,683
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,064
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,640
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,867
Nexen, Inc. 5.875% 3/10/35	6,920	6,586
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	4,600	4,416
7.375% 12/15/14	47,060	51,437
8.625% 2/1/22	11,150	13,269
		106,962

TOTAL ENERGY		135,576

FINANCIALS – 9.0%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,910
4.25% 9/4/12 (f)	5,730	5,657
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,047
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,008
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,080
Lazard LLC 7.125% 5/15/15	11,890	11,578
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	15,893
Morgan Stanley 4.75% 4/1/14	18,620	17,565
Nuveen Investments, Inc. 5% 9/15/10	5,825	5,707
		104,445
Commercial Banks – 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,676
BanPonce Corp. 6.75% 12/15/05	6,965	6,983
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,855
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,833
5.25% 2/10/14 (a)	5,000	4,954
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Korea Development Bank:
3.875% 3/2/09		$16,050	$15,436
4.75% 7/20/09		5,805	5,728
5.75% 9/10/13		10,035	10,315
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)		15,200	15,052
US Bank NA, Minneapolis 6.3% 2/4/14		5,960	6,409
Wachovia Bank NA 4.875% 2/1/15		20,250	19,622
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	.	2,900	3,209
			123,364
Consumer Finance – 0.6%
Household Finance Corp. 4.125% 11/16/09		26,826	25,910
HSBC Finance Corp. 6.75% 5/15/11		9,235	9,925
MBNA America Bank NA 4.625% 8/3/09		5,000	4,948
MBNA Corp. 7.5% 3/15/12		3,180	3,566
			44,349
Diversified Financial Services – 1.4%
Citigroup, Inc. 5.625% 8/27/12		5,960	6,119
JPMorgan Chase & Co.:
4.875% 3/15/14		9,405	9,088
5.125% 9/15/14		15,000	14,680
6.75% 2/1/11		18,915	20,226
JPMorgan Chase Capital XVII 5.85% 8/1/35		19,490	18,403
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)		22,635	23,211
Prime Property Funding, Inc. 5.125% 6/1/15 (a)		9,450	9,026
			100,753
Insurance – 0.7%
Aegon NV 4.75% 6/1/13		13,000	12,551
Assurant, Inc. 5.625% 2/15/14		4,265	4,265
Axis Capital Holdings Ltd. 5.75% 12/1/14		20,815	20,327
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)		13,485	13,269
Travelers Property Casualty Corp. 6.375% 3/15/33		4,075	4,130
			54,542
Real Estate 1.9%
Archstone Smith Operating Trust 5.25% 5/1/15		8,995	8,792
Boston Properties, Inc. 6.25% 1/15/13		6,505	6,782
Camden Property Trust:
5.875% 6/1/07		3,920	3,962

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Camden Property Trust: – continued
5.875% 11/30/12	$6,435	$6,531
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,027
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,134
Colonial Properties Trust 4.75% 2/1/10	6,845	6,639
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,728
5.25% 4/15/11	3,905	3,855
EOP Operating LP:
4.65% 10/1/10	8,840	8,601
4.75% 3/15/14	21,525	20,324
7.75% 11/15/07	8,835	9,308
Equity Residential 5.125% 3/15/16	7,720	7,487
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,760
Regency Centers LP 6.75% 1/15/12	7,380	7,846
Simon Property Group LP:
4.6% 6/15/10	6,090	5,947
5.1% 6/15/15	9,000	8,652
Tanger Properties LP 6.15% 11/15/15	12,300	12,293
		138,668
Thrifts & Mortgage Finance – 1.3%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,557
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	5,390	5,138
4.9% 9/23/10	29,890	29,232
Residential Capital Corp. 6.375% 6/30/10 (a)	14,040	14,261
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,354
4.3606% 9/17/12 (f)	19,000	18,987
4.625% 4/1/14	13,195	12,410
		99,939

TOTAL FINANCIALS		666,060

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc. 7.45% 5/1/34 (a)	13,945	11,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$1,096	$1,100
6.978% 10/1/12	2,283	2,282
7.024% 4/15/11	3,230	3,233
7.324% 4/15/11	5,665	5,042
7.858% 4/1/13	26,059	26,717
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	1,305	1,290
6.795% 2/2/20	2,550	2,218
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	15,772
7.57% 11/18/10	5,810	5,625
		63,279
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	6,950	7,714
Road & Rail 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,635

TOTAL INDUSTRIALS		92,202

INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,606
6.375% 8/3/15	9,730	9,298
		18,904

MATERIALS 0.1%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	3,460	3,686
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	2,090	2,021

TOTAL MATERIALS		5,707

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,321

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
British Telecommunications PLC 8.375% 12/15/10	$12,619	$14,387
Koninklijke KPN NV yankee 8% 10/1/10	17,000	18,955
KT Corp. 5.875% 6/24/14 (a)	5,295	5,471
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,583
Telecom Italia Capital:
4% 1/15/10	14,810	14,078
4.875% 10/1/10	12,675	12,414
4.95% 9/30/14	8,070	7,657
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,685
Verizon Global Funding Corp.:
5.85% 9/15/35	31,930	29,862
7.25% 12/1/10	12,385	13,432
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,276
		154,121
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	9,990	9,368

TOTAL TELECOMMUNICATION SERVICES		163,489

UTILITIES – 2.8%
Electric Utilities – 1.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,726
Exelon Corp. 4.9% 6/15/15	24,405	22,923
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	19,754
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,285
6.45% 11/15/11	3,810	4,008
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,641
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,913
4.8% 3/1/14	2,670	2,571
Progress Energy, Inc. 7.75% 3/1/31	27,905	31,995
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,652
7.875% 10/1/12	5,630	6,509
Southern California Edison Co.:
4.65% 4/1/15	700	667
5% 1/15/14	585	576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Electric Utilities – continued
Southwestern Public Service Co. 5.125% 11/1/06	$5,000	$5,011
TXU Energy Co. LLC 7% 3/15/13	7,988	8,318
		135,549
Gas Utilities 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,652
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,884
		6,536
Independent Power Producers & Energy Traders – 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	5,872
Duke Capital LLC:
4.331% 11/16/06	2,040	2,024
5.668% 8/15/14	13,400	13,342
Duke Energy Corp. 5.625% 11/30/12	8,790	8,952
TXU Corp. 5.55% 11/15/14	7,555	6,940
		37,130
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,816
5.95% 6/15/35	15,225	14,503
DTE Energy Co. 7.05% 6/1/11	4,090	4,391
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,935
		32,645

TOTAL UTILITIES		211,860

TOTAL NONCONVERTIBLE BONDS
(Cost $1,493,411)		1,462,824

U.S. Government and Government Agency Obligations 18.8%

U.S. Government Agency Obligations 4.0%
Fannie Mae:
4.375% 7/17/13	20,950	20,030
6.25% 2/1/11	115,105	121,272
Freddie Mac:
4.5% 1/15/14	72,620	70,670

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Freddie Mac: – continued
5.25% 11/5/12	$5,610	$5,513
5.875% 3/21/11	79,045	82,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		299,670
U.S. Treasury Inflation Protected Obligations 8.3%
U.S. Treasury Inflation-Indexed Bonds 2.375%
1/15/25 (c)	252,731	263,075
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	207,308	199,274
1.875% 7/15/13 (c)	36,673	36,483
2% 1/15/14 (c)	118,379	118,729

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		617,561
U.S. Treasury Obligations – 6.5%
U.S. Treasury Bonds 8% 11/15/21	167,507	226,566
U.S. Treasury Notes 2.75% 7/31/06	260,772	257,838

TOTAL U.S. TREASURY OBLIGATIONS		484,404

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $1,420,433)		1,401,635

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.8%
3.472% 4/1/34 (f)	2,439	2,423
3.752% 10/1/33 (f)	1,063	1,038
3.771% 12/1/34 (f)	1,220	1,197
3.794% 6/1/34 (f)	4,707	4,547
3.838% 1/1/35 (f)	2,919	2,885
3.87% 11/1/34 (f)	6,411	6,329
3.875% 6/1/33 (f)	4,213	4,143
3.953% 11/1/34 (f)	2,000	1,986
3.968% 5/1/33 (f)	363	358
3.976% 5/1/34 (f)	396	401
4% 11/1/20 (b)	34,683	32,884
4.008% 12/1/34 (f)	6,817	6,775
4.014% 2/1/35 (f)	978	965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.026% 2/1/35 (f)	$880	$868
4.031% 1/1/35 (f)	1,811	1,793
4.055% 10/1/18 (f)	1,025	1,006
4.064% 4/1/33 (f)	383	379
4.102% 2/1/35 (f)	649	641
4.107% 2/1/35 (f)	665	660
4.111% 1/1/35 (f)	1,910	1,885
4.112% 2/1/35 (f)	3,478	3,444
4.116% 2/1/35 (f)	1,706	1,686
4.128% 1/1/35 (f)	3,337	3,299
4.134% 2/1/35 (f)	2,111	2,097
4.15% 2/1/35 (f)	1,781	1,764
4.174% 1/1/35 (f)	1,553	1,537
4.19% 1/1/35 (f)	2,175	2,132
4.222% 3/1/34 (f)	957	946
4.25% 2/1/35 (f)	1,101	1,078
4.291% 8/1/33 (f)	2,216	2,195
4.294% 1/1/35 (f)	1,313	1,297
4.296% 3/1/35 (f)	1,046	1,039
4.311% 5/1/35 (f)	1,582	1,562
4.313% 2/1/35 (f)	646	639
4.315% 3/1/33 (f)	548	538
4.315% 1/1/35 (f)	1,084	1,069
4.347% 1/1/35 (f)	1,079	1,058
4.367% 2/1/34 (f)	2,546	2,516
4.367% 4/1/35 (f)	711	702
4.402% 2/1/35 (f)	1,669	1,639
4.414% 5/1/35 (f)	3,254	3,224
4.419% 11/1/34 (f)	15,268	15,199
4.447% 3/1/35 (f)	1,518	1,493
4.453% 10/1/34 (f)	5,700	5,685
4.454% 4/1/34 (f)	1,779	1,757
4.483% 1/1/35 (f)	1,794	1,785
4.485% 8/1/34 (f)	3,444	3,407
4.496% 3/1/35 (f)	3,383	3,325
4.5% 10/1/19 to 4/1/35	253,589	243,699
4.5% 11/1/20 (b)	65,000	62,867
4.5% 11/1/35 (b)	35,000	32,692
4.501% 5/1/35 (f)	1,104	1,090
4.525% 3/1/35 (f)	3,058	3,011
4.55% 2/1/35 (f)	7,181	7,146

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.554% 7/1/35 (f)	$4,036	$4,009
4.558% 2/1/35 (f)	1,194	1,180
4.584% 2/1/35 (f)	9,973	9,822
4.603% 2/1/35 (f)	761	760
4.605% 2/1/35 (f)	3,272	3,230
4.652% 11/1/34 (f)	3,683	3,646
4.68% 11/1/34 (f)	3,814	3,768
4.707% 3/1/35 (f)	9,365	9,338
4.734% 3/1/35 (f)	1,778	1,760
4.736% 7/1/34 (f)	3,163	3,145
4.815% 12/1/34 (f)	3,168	3,145
4.821% 12/1/32 (f)	1,582	1,581
4.848% 12/1/34 (f)	1,291	1,282
5% 12/1/17	1,820	1,797
5% 11/1/35 (b)	293,321	282,230
5.121% 5/1/35 (f)	7,770	7,801
5.204% 6/1/35 (f)	5,748	5,778
5.297% 9/1/35 (f)	2,237	2,218
5.5% 2/1/11 to 10/1/34	321,579	318,205
5.5% 11/1/35 (b)	55,645	54,897
5.5% 11/14/35 (b)	273,365	269,692
6% 1/1/13 to 9/1/32	41,089	41,541
6% 11/1/35 (b)	9,075	9,154
6.5% 3/1/06 to 3/1/34	111,969	115,297
6.5% 11/1/35 (b)	14,391	14,774
7% 7/1/22 to 12/1/31	30,886	32,359
7.5% 6/1/25 to 8/1/29	3,534	3,739
9.5% 5/1/18 to 2/1/25	428	472
12.5% 1/1/15 to 7/1/15	10	11

TOTAL FANNIE MAE		1,698,411
Freddie Mac – 1.1%
4.078% 12/1/34 (f)	1,186	1,170
4.109% 12/1/34 (f)	1,728	1,706
4.192% 1/1/35 (f)	1,608	1,590
4.289% 3/1/35 (f)	1,525	1,511
4.297% 5/1/35 (f)	2,681	2,654
4.309% 12/1/34 (f)	1,587	1,558
4.326% 1/1/35 (f)	3,693	3,646
4.362% 3/1/35 (f)	2,250	2,206
4.388% 2/1/35 (f)	2,967	2,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.445% 3/1/35 (f)	$1,432	$1,402
4.446% 2/1/34 (f)	1,654	1,636
4.479% 6/1/35 (f)	2,204	2,178
4.487% 3/1/35 (f)	4,165	4,084
4.493% 3/1/35 (f)	10,621	10,463
4.495% 3/1/35 (f)	1,686	1,653
4.56% 2/1/35 (f)	2,393	2,358
5.027% 4/1/35 (f)	8,880	8,861
5.5% 3/1/25	11,459	11,383
6% 5/1/33	13,902	14,076
8.5% 9/1/22 to 9/1/27	501	545

TOTAL FREDDIE MAC		77,589
Government National Mortgage Association 0.7%
5.5% 12/15/32 to 5/15/34	12,921	12,910
6% 10/15/08 to 10/15/30	8,914	9,086
6.5% 3/15/26 to 2/15/33	3,458	3,592
7% 8/15/23 to 12/15/32	22,162	23,304
7.5% 7/15/06 to 8/15/28	1,447	1,538
8% 9/15/24 to 5/15/32	281	301
8.5% 1/15/31	11	11
9% 4/15/23	7	8

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,750

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,852,143)		1,826,750

Asset Backed Securities 5.5%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (f)	3,646	3,677
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (f)	2,300	2,302
Class M2, 5.1375% 2/25/34 (f)	2,600	2,602
Aircraft Lease Securitization Ltd. Series 2005-1 Class
C1, 7.64% 9/9/30 (a)(f)	2,031	2,074
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (a)(f)	20,945	20,994
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (a)	4,510	4,492

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (f)	$1,290	$1,290
Class M2, 4.5175% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (f)	10	10
Series 2003-HE7 Class A3, 4.33% 12/15/33 (f)	3,419	3,431
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (f)	7,030	7,056
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (f)	8,010	8,091
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,497
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (f)	5,226	5,242
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	8,965	8,828
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (f)	13,465	13,516
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,039
Series 2003-B4 Class B4, 4.77% 7/15/11 (f)	6,635	6,736
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,214
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	3,150	3,194
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	6,336	6,336
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (f)	4,365	4,365
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (f)	5,790	5,912
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (f)	5,450	5,459
Series 2004-3 Class M1, 4.5375% 6/25/34 (f)	1,525	1,528
Series 2005-3 Class MV1, 4.4575% 8/25/35 (f)	12,300	12,291
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	5,743	5,579
Class C, 5.074% 6/15/35 (a)	5,213	5,070
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.7175% 11/25/33 (f)	1,400	1,414
Class M2, 5.7875% 11/25/33 (f)	700	718
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (f)	425	426
Class M4, 4.9375% 3/25/34 (f)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class B,
3.88% 1/15/10	5,151	5,006
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.4675% 1/25/35 (f)	$1,825	$1,831
Class M2, 4.4975% 1/25/35 (f)	2,625	2,627
Class M3, 4.5275% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (f)	3,500	3,500
Class M2, 5.1375% 1/25/34 (f)	1,600	1,600
Class M3, 5.3375% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 4.3775% 11/25/34 (f)	6,807	6,825
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (f)	171	172
Class M1, 4.9175% 8/25/33 (f)	2,915	2,949
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	4,025	4,049
Class M2, 5.5413% 10/25/33 (f)	4,765	4,818
Household Home Equity Loan Trust Series 2002-2
Class A, 4.3% 4/20/32 (f)	2,843	2,843
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (f)	3,023	3,024
Class M2, 4.49% 1/20/35 (f)	2,271	2,271
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (f)	4,800	4,876
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.33% 1/15/09 (f)	33,400	33,450
Series 2003-B2 Class B2, 4.36% 10/15/10 (f)	1,530	1,544
Series 2003-B3 Class B3, 4.345% 1/18/11 (f)	7,085	7,123
Series 2003-B5 Class B5, 4.34% 2/15/11 (f)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (f)	2,225	2,225
Class M2, 4.5875% 7/25/34 (f)	400	400
Class M3, 4.9875% 7/25/34 (f)	825	825
Class M4, 5.1375% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (f)	1,945	1,972
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (f)	2,600	2,633
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (f) .	2,931	2,942
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (f)	5,014	5,025
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (a)(f)	3,007	3,023
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (f)	1,585	1,591
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (f)	2,855	2,889

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
National Collegiate Funding LLC Series 2004-GT1 Class
IO1, 7.87% 6/25/10 (a)(f)(h)	$8,640	$2,789
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,491
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,176
Nissan Auto Lease Trust Series 2003-A Class A3B,
2.57% 6/15/09	5,655	5,596
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (f)	1,500	1,501
Class M4, 5.0125% 6/25/34 (f)	2,520	2,530
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	4,570	4,506
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.1575% 6/25/36 (f)	20,819	20,820
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.5675% 3/25/35 (f)	4,990	4,994
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (f)	5,136	5,241
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (f)	2,045	2,055
Structured Asset Securities Corp. Series 2005-5N Class
3A1A, 4.36% 11/25/35 (f)	21,965	21,965
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(f)	9,340	9,333
WFS Financial Owner Trust Class 2004-3 Series A3,
3.3% 3/17/09	13,100	12,932
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(b)(f)	8,910	8,910
TOTAL ASSET BACKED SECURITIES
(Cost $411,074)		410,569

Collateralized Mortgage Obligations 8.6%

Private Sponsor 6.2%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 4.3675% 5/25/35 (f)	8,947	8,918
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (f)	1,524	1,513
Class 2A1, 4.1851% 12/25/33 (f)	5,474	5,372
Series 2003-L Class 2A1, 3.9761% 1/25/34 (f)	10,332	10,102
Series 2004-1 Class 2A2, 4.7223% 10/25/34 (f)	9,662	9,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (f)	$3,255	$3,203
Class 2A2, 4.1237% 3/25/34 (f)	4,044	3,931
Series 2004-C Class 1A1, 3.3651% 4/25/34 (f)	6,499	6,382
Series 2004 D:
Class 1A1, 3.5491% 5/25/34 (f)	8,036	7,921
Class 2A2, 4.2063% 5/25/34 (f)	10,793	10,572
Series 2004-G Class 2A7, 4.5859% 8/25/34 (f)	8,684	8,611
Series 2004-H Class 2A1, 4.4977% 9/25/34 (f)	9,320	9,162
Series 2004-J:
Class 1A2, 4.3062% 11/25/34 (f)	3,384	3,357
Class 2A1, 4.801% 11/25/34 (f)	15,798	15,613
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (f)	12,761	12,747
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.3175% 1/25/35 (f)	37,244	37,326
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (f)	1,854	1,856
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (f) .	3,098	3,101
Granite Master Issuer PLC floater Series 2005-2 Class
M1, 4.06% 12/20/54 (f)	13,250	13,246
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,489	1,486
Master Asset Securitization Trust Series 2004-9 Class
7A1, 6.3216% 5/25/17 (f)	8,241	8,283
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (f)	6,584	6,683
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.7306% 11/25/29 (f)	8,005	7,991
Series 2004-G Class A2, 3.95% 11/25/29 (f)	4,975	4,974
Series 2005-B Class A2, 3.75% 7/25/30 (f)	8,228	8,215
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (f)	15,099	15,108
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,115	3,151
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,303	1,322
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.49% 7/10/35 (a)(f)	8,839	8,994
Class B4, 5.69% 7/10/35 (a)(f)	6,726	6,852

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Class B5, 6.29% 7/10/35 (a)(f)	$6,341	$6,476
Class B6, 6.79% 7/10/35 (a)(f)	2,882	2,944
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (a)(f)	3,080	3,134
Class B4, 5.59% 6/10/35 (a)(f)	2,756	2,808
Class B5, 6.19% 6/10/35 (a)(f)	1,882	1,922
Class B6, 6.69% 6/10/35 (a)(f)	1,118	1,142
Series 2004-A Class B4, 5.14% 2/10/36 (a)(f)	5,865	5,953
Series 2004-B:
Class B4, 5.04% 2/10/36 (a)(f)	1,567	1,590
Class B5, 5.49% 2/10/36 (a)(f)	1,077	1,096
Class B6, 5.94% 2/10/36 (a)(f)	294	299
Series 2004-C:
Class B4, 4.89% 9/10/36 (f)	1,971	1,995
Class B5, 5.29% 9/10/36 (f)	2,168	2,192
Class B6, 5.69% 9/10/36 (f)	394	400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	15,901	15,899
Series 2004-4 Class A, 4.62% 5/20/34 (f)	12,107	12,100
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (f)	20,425	20,425
Thornburg Mortgage Securities Trust floater Series
2005-3:
Class A2, 4.2775% 10/25/35 (f)	8,100	8,100
Class A4, 4.3075% 10/25/35 (f)	20,184	20,184
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (f)	37,330	37,330
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,208	1,240
Series 2004-RA2 Class 2A, 7% 7/25/33	1,978	2,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4546% 9/25/34 (f)	9,808	9,745
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (f) .	19,174	18,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	27,440	26,919
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (f)	9,139	9,009

TOTAL PRIVATE SPONSOR		459,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency 2.4%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$8,283	$7,803
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,653
sequential pay Series 2004-95 Class AN, 5.5%
1/25/25	5,098	5,184
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,271
Series 2425 Class JH, 6% 3/15/17	6,130	6,276
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,268
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,196
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,667
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,791
Series 2689 Class HC, 3.5% 9/15/26	7,963	7,720
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,327
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,032
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,078
Class OE, 4.5% 4/15/19	31,083	29,422
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,585	6,679

TOTAL U.S. GOVERNMENT AGENCY		181,367

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $646,335)		640,604

Commercial Mortgage Securities 4.2%

Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	22,475	22,180
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(f)	6,422	6,425
Class B, 5.9375% 4/25/34 (a)(f)	714	722
Class M1, 4.5975% 4/25/34 (a)(f)	555	557
Class M2, 5.2375% 4/25/34 (a)(f)	555	561
Series 2004-2 Class A, 4.4675% 8/25/34 (a)(f)	6,235	6,249
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(f)	7,436	7,445
Class A2, 4.4575% 1/25/35 (a)(f)	1,069	1,069

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater: – continued
Class M1, 4.5375% 1/25/35 (a)(f)	$1,255	$1,257
Class M2, 5.0375% 1/25/35 (a)(f)	837	842
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	3,400	3,364
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,165
Class C, 4.937% 5/14/16 (a)	3,370	3,356
Class D, 4.986% 5/14/16 (a)	1,405	1,401
Class E, 5.064% 5/14/16 (a)	4,375	4,376
Class F, 5.182% 5/14/16 (a)	1,050	1,050
Chase Commercial Mortgage Securities Corp.
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	3,810	4,021
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class B, 4.37% 9/15/14 (a)(f)	2,000	2,001
Class D, 4.61% 9/15/14 (a)(f)	615	615
Class E, 4.67% 9/15/14 (a)(f)	835	836
Class F, 4.77% 9/15/14 (a)(f)	660	660
Class G, 4.95% 9/15/14 (a)(f)	1,505	1,506
Class H, 5.05% 9/15/14 (a)(f)	1,600	1,601
Class J, 5.57% 9/15/14 (a)(f)	550	551
Class K, 5.97% 9/15/14 (a)(f)	865	866
Class L, 6.17% 9/15/14 (a)(f)	695	695
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(f)	7,840	7,834
Class C, 4.24% 4/15/17 (a)(f)	3,330	3,324
Class D, 4.28% 4/15/17 (a)(f)	2,705	2,702
Class I, 4.82% 4/15/17 (a)(f)	375	375
Class MOA3, 4.27% 3/15/20 (a)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(f)	1,700	1,700
Class B, 4.72% 12/15/21 (a)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(f)	6,225	6,225
Class E, 4.3% 2/15/20 (a)(f)	4,355	4,355
Class F, 4.35% 2/15/20 (a)(f)	1,920	1,920
Class G, 4.49% 2/15/20 (a)(f)	555	555
Class H, 4.72% 2/15/20 (a)(f)	790	790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.: – continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$239	$239
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,019
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	2,936
Series 2004-C1 Class ASP, 1.1068%
1/15/37 (a)(f)(h)	197,621	6,667
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,113
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,945
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	4,960
Class C1, 7.52% 5/15/06 (a)	3,500	3,544
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	14,457	14,853
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,895	1,944
GE Commercial Mortgage Corp. Series 2004-C1 Class
X2, 1.3245% 11/10/38 (f)(h)	112,502	4,390
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (f)	1,490	1,525
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,509
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,363
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,135
Series 2003-47 Class C, 4.227% 10/16/27	11,399	11,098
Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,978
Series 2003-47 Class XA, 0.0199% 6/16/43 (f)(h)	29,554	1,473
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class X2, 0.9004% 12/10/41 (f)(h) .	12,590	348
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	11,983
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,797
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	1,220	1,269
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)	7,015	7,510
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,677

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	$11,400	$10,196
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	5,665	5,823
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	9,000	9,280
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (a)	6,100	6,259
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(f)	1,930	1,930
Class KHP2, 4.52% 1/15/18 (a)(f)	1,930	1,933
Class KHP3, 4.82% 1/15/18 (a)(f)	2,280	2,282
Class KHP4, 4.92% 1/15/18 (a)(f)	1,770	1,773
Class KHP5, 5.12% 1/15/18 (a)(f)	2,050	2,040
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	17,105	16,579
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	4,805	4,668
Class 180B, 5.5782% 10/15/41 (a)(f)	2,250	2,186
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $320,784)		314,890

Municipal Securities 1.5%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	14,700	14,999
Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	3,989
5.5% 12/1/30 (AMBAC Insured)	5,000	5,690
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	9,485	9,820
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	3,700	3,775
Keller Independent School District 5% 8/15/30	5,960	6,117
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	6,150	6,351
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	5,100	5,813
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	10,100	10,436
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	9,000	10,333
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	$5,400	$5,528
North East Texas Independent School District 5%
8/1/33 (b)	8,100	8,295
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	9,800	10,095
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,795
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	5,550	5,676
TOTAL MUNICIPAL SECURITIES
(Cost $111,908)		109,712

Foreign Government and Government Agency Obligations 1.3%

Israeli State 4.625% 6/15/13	8,910	8,476
Korean Republic 4.875% 9/22/14	11,660	11,329
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,551
United Mexican States:
5.875% 1/15/14	13,150	13,360
6.75% 9/27/34	51,055	53,225
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $94,205)		96,941

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $4,378)	4,425	4,782

Fixed Income Funds 14.8%
	Shares
Fidelity Specialized High Income Central Investment
Portfolio (g)	700,316	68,862
Fidelity Ultra-Short Central Fund (g)	10,403,707	1,034,649
TOTAL FIXED INCOME FUNDS
(Cost $1,105,953)		1,103,511

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Cash Equivalents 11.1%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.92%, dated 10/31/05 due 11/1/05) (i)		$5,781	$5,780
4.03%, dated 10/31/05 due 11/1/05) (i)		819,378	819,286

TOTAL CASH EQUIVALENTS
(Cost $825,066)			825,066

TOTAL INVESTMENT PORTFOLIO 110.2%
(Cost $8,285,690)			8,197,284

NET OTHER ASSETS (10.2)%			(759,681)

NET ASSETS 100%			$7,437,603

Swap Agreements
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2010	$70,000	$ (58)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2015	65,000	(389)
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	(48)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$8,100	$2
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	8,000	56
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(7)
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(4)
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	32,000	279
Receive quarterly notional amount multiplied
by .47% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	5,000	52
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	25,000	(179)

See accompanying notes which are an integral part of the financial statements.

	31		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	$5,000	$63
Receive quarterly notional amount multiplied
by .6% and pay Deutsche Bank upon
default event of Tyco International Group
SA, par value of the notional amount of
Tyco International Group SA 6%
11/15/13	June 2010	3,600	17

TOTAL CREDIT DEFAULT SWAP		260,100	(216)
Interest Rate Swap
Receive quarterly a fixed rate equal to
2.8043% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Sept. 2006	50,000	(842)
Receive quarterly a fixed rate equal to
2.9119% and pay quarterly a floating rate
based on 3-month LIBOR with Bank of
America	Oct. 2006	96,000	(1,577)
Receive quarterly a fixed rate equal to
3.177% and pay quarterly a floating rate
based on 3-month LIBOR with JPMorgan
Chase, Inc.	Nov. 2006	36,000	(603)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Feb. 2008	65,000	(1,281)
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	140,000	(2,219)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	22,890	(167)

TOTAL INTEREST RATE SWAP		409,890	(6,689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$11,300	$(207)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	86,300	(1,213)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	75,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and pay
monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	27,000	14
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	75,000	(1,265)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	11,300	(195)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	75,000	(1,248)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	87,465	(959)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	23,850	(260)

See accompanying notes which are an integral part of the financial statements.

	33		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$ 11,300	$(124)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	22,600	(622)

TOTAL TOTAL RETURN SWAP		506,115	(6,079)

		$ 1,176,105	$(12,984)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $441,446,000
or 5.9% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security has
been segregated as collateral for open
swap agreements. At the period end,
the value of securities pledged
amounted to $8,490,000.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

(i) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$5,780,000 due
11/1/05 at 3.92%
Banc of America
Securities LLC.	$800
Barclays Capital Inc.	1,856
Lehman Brothers Inc	2,112
State Street Bank and
Trust Company	1,012
$5,780

$819,286,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$95,290
Bank of America,
National Association	63,527
Barclays Capital Inc.	227,109
Countrywide Securities
Corporation	63,527
Goldman Sachs & Co.	95,290
Morgan Stanley & Co.
Incorporated.	107,784
UBS Securities LLC	127,054
Wachovia Capital
Markets, LLC	7,941
WestLB AG	31,764
$819,286

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $825,066) (cost $8,285,690) See
accompanying schedule		$8,197,284
Receivable for investments sold		6,784
Receivable for fund shares sold		7,814
Interest receivable		54,306
Other affiliated receivables		17
Total assets		8,266,205

Liabilities
Payable for investments purchased
Regular delivery	$22,332
Delayed delivery	784,540
Payable for fund shares redeemed	5,386
Distributions payable	468
Swap agreements, at value	12,984
Accrued management fee	2,002
Distribution fees payable	29
Other affiliated payables	855
Other payables and accrued expenses	6
Total liabilities		828,602

Net Assets		$7,437,603
Net Assets consist of:
Paid in capital		$7,510,143
Undistributed net investment income		12,493
Accumulated undistributed net realized gain (loss) on
investments		16,320
Net unrealized appreciation (depreciation) on
investments		(101,353)
Net Assets		$7,437,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($27,365 ÷ 3,728 shares)	$7.34
Maximum offering price per share (100/95.25 of
$7.34)	$7.71
Class T:
Net Asset Value and redemption price per share
($54,928 ÷ 7,481 shares)	$7.34
Maximum offering price per share (100/96.50 of
$7.34)	$7.61
Class B:
Net Asset Value and offering price per share
($9,694 ÷ 1,319.6 shares)A	$7.35
Class C:
Net Asset Value and offering price per share
($7,440 ÷ 1,012.7 shares)A	$7.35
Investment Grade Bond:
Net Asset Value, offering price and redemption
price per share ($7,316,095 ÷ 996,589
shares)	$7.34
Institutional Class:
Net Asset Value, offering price and redemption
price per share ($22,081 ÷ 3,005 shares)	$7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$166,028

Expenses
Management fee	$12,180
Transfer agent fees	4,019
Distribution fees	165
Accounting fees and expenses	110
Fund wide operations fee	798
Independent trustees’ compensation	16
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	14
Registration fees	12
Audit	8
Legal	2
Miscellaneous	14
Total expenses before reductions	17,339
Expense reductions	(191)	17,148

Net investment income		148,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	18,032
Swap agreements	2,055
Total net realized gain (loss)		20,087
Change in net unrealized appreciation (depreciation) on:
Investment securities	(126,812)
Swap agreements	(14,088)
Delayed delivery commitments	(13)
Total change in net unrealized appreciation
(depreciation)		(140,913)
Net gain (loss)		(120,826)
Net increase (decrease) in net assets resulting from
operations		$28,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$148,880	$210,849
Net realized gain (loss)	20,087	99,455
Change in net unrealized appreciation (depreciation) .	(140,913)	7,281
Net increase (decrease) in net assets resulting
from operations	28,054	317,585
Distributions to shareholders from net investment income .	(138,967)	(211,677)
Distributions to shareholders from net realized gain	(50,995)	(80,651)
Total distributions	(189,962)	(292,328)
Share transactions - net increase (decrease)	768,140	1,000,708
Total increase (decrease) in net assets	606,232	1,025,965

Net Assets
Beginning of period	6,831,371	5,805,406
End of period (including undistributed net investment
income of $12,493 and undistributed net investment
income of $4,438, respectively)	$7,437,603	$6,831,371

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights Class A
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.50	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	146	.237	.224	.186
Net realized and unrealized gain
(loss)	(.115)	.131	(.095)	.326
Total from investment operations	031	.368	.129	.512
Distributions from net investment income	(.136)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.191)	(.338)	(.359)	(.292)
Net asset value, end of period	$7.34	$7.50	$7.47	$7.70
Total ReturnB,C,D	39%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.72%A	.83%	.83%	.79%A
Expenses net of fee waivers, if any	72%A	.83%	.83%	.79%A
Expenses net of all reductions	71%A	.83%	.83%	.79%A
Net investment income	3.88%A	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$27	$31	$22	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Financial Highlights Class T
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	141	.230	.214	.180
Net realized and unrealized gain
(loss)	(.125)	.141	(.094)	.324
Total from investment operations	016	.371	.120	.504
Distributions from net investment income	(.131)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.186)	(.331)	(.350)	(.284)
Net asset value, end of period	$7.34	$7.51	$7.47	$7.70
Total ReturnB,C,D	19%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.84%A	.93%	.96%	.97%A
Expenses net of fee waivers, if any	84%A	.93%	.95%	.95%A
Expenses net of all reductions	83%A	.93%	.95%	.95%A
Net investment income	3.76%A	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$55	$48	$30	$10
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	116	.180	.166	.147
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	—	.320	.071	.469
Distributions from net investment income	(.105)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.280)	(.301)	(.249)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.02) %	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.51%A	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.51%A	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.51%A	1.59%	1.60%	1.60%A
Net investment income	3.08%A	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$10	$9	$9	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	113	.176	.161	.145
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	(.003)	.316	.066	.467
Distributions from net investment income	(.102)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.157)	(.276)	(.296)	(.247)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.06)%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.59%A	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.59%A	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.59%A	1.66%	1.66%	1.64%A
Net investment income	3.00%A	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$7	$6
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Investment Grade Bond
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$7.50	$7.47	$7.70	$7.33	$7.18	$6.86
Income from
Investment
Operations
Net investment
incomeD	155	.254	.240	.290	.379G	.445
Net realized and
unrealized gain
(loss)	(.115)	.130	(.095)	.483	.158G	.324
Total from investment
operations	040	.384	.145	.773	.537	.769
Distributions from net
investment income .	(.145)	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net
realized gain	(.055)	(.100)	(.130)	(.120)	(.010)	—
Total distributions	(.200)	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of
period	$7.34	$7.50	$7.47	$7.70	$7.33	$7.18
Total ReturnB,C	51%	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net AssetsE,F
Expenses before ex-
pense reductions	.47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of fee
waivers, if any	47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of all
reductions	47%A	.61%	.63%	.66%	.66%	.64%
Net investment
income	4.12%A	3.39%	3.16%	3.86%	5.18%G	6.31%
Supplemental Data
Net assets,
end of period
(in millions)	$ 7,316	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$2,976
Portfolio turnover
rate	108%A	227%	238%	276%	230%	226%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.
G Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.48	$7.70	$7.48
Income from Investment Operations
Net investment incomeD	154	.254	.233	.202
Net realized and unrealized gain
(loss)	(.116)	.129	(.078)	.321
Total from investment operations	038	.383	.155	.523
Distributions from net investment income	(.143)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.198)	(.353)	(.375)	(.303)
Net asset value, end of period	$7.35	$7.51	$7.48	$7.70
Total ReturnB,C	49%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.50%A	.59%	.64%	.56%A
Expenses net of fee waivers, if any	50%A	.59%	.64%	.56%A
Expenses net of all reductions	50%A	.59%	.64%	.56%A
Net investment income	4.09%A	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period
(000 omitted)	$22,081	$16,084	$2,840	$275
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start- up periods may not be representative of longer- term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

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46

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$32,542
Unrealized depreciation	(122,121)
Net unrealized appreciation (depreciation)	(89,579)
Cost for federal income tax purposes	$8,286,863

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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48

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,347,967 and $644,144, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

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50

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$21	$—
Class T	0%	.25%	65	1
Class B	65%	.25%	42	30
Class C	75%	.25%	37	9
			$165	$40

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$10
Class T	2
Class B*	11
Class C*	3
$26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Investment Grade Bond shares include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$28	.20*
Class T	59	.22*
Class B	12	.25*
Class C	9	.24*
Investment Grade Bond	3,897	.11*
Institutional Class	14	.14*
	$4,019
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees, or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

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52

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19,649 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class T	1
Investment Grade Bond	183
$184

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$502	$869
Class T	918	1,202
Class B	132	205
Class C	102	169
Investment Grade Bond	136,940	208,879
Institutional Class	373	353
Total	$138,967	$211,677
From net realized gain
Class A	$227	$318
Class T	366	496
Class B	66	112
Class C	55	96
Investment Grade Bond	50,155	79,525
Institutional Class	126	104
Total	$50,995	$80,651

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54

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	2,125	3,493	$15,866	$26,275
Reinvestment of
distributions	66	65	492	490
Shares redeemed	(2,563)	(2,416)	(19,113)	(18,200)
Net increase (decrease) .	(372)	1,142	$(2,755)	$8,565
Class T
Shares sold	1,943	3,871	$14,513	$29,055
Reinvestment of
distributions	170	225	1,271	1,687
Shares redeemed	(1,051)	(1,686)	(7,830)	(12,629)
Net increase (decrease) .	1,062	2,410	$7,954	$18,113
Class B
Shares sold	289	306	$2,162	$2,293
Reinvestment of
distributions	22	35	162	262
Shares redeemed	(161)	(335)	(1,200)	(2,511)
Net increase (decrease) .	150	6	$1,124	$44
Class C
Shares sold	449	397	$3,362	$2,982
Reinvestment of
distributions	18	31	136	234
Shares redeemed	(332)	(443)	(2,471)	(3,318)
Net increase (decrease) .	135	(15)	$1,027	$(102)
Investment Grade Bond
Shares sold	128,361	201,524	$958,566	$1,513,409
Reinvestment of
distributions	24,571	37,730	183,733	282,446
Shares redeemed	(51,998)	(111,431)	(387,947)	(835,079)
Net increase (decrease) .	100,934	127,823	$754,352	$960,776
Institutional Class
Shares sold	978	1,969	$7,289	$14,872
Reinvestment of
distributions	60	58	446	438
Shares redeemed	(174)	(266)	(1,297)	(1,998)
Net increase (decrease) .	864	1,761	$6,438	$13,312

55 Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to share holders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Class A	12/12/05	12/9/05	$.015
Class T	12/12/05	12/9/05	$.015
Class B	12/12/05	12/9/05	$.015
Class C	12/12/05	12/9/05	$.015

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56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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58

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

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60

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

61 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Investment Grade Bond Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competi tive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points and the total expenses of Class C would have ranked below the median.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Investment Grade Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest

Semiannual Report

62

management fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

63 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

64

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of October 31, 2005 which are a direct or indirect investments of Fidelity Investment Grade Bond. These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

65 Semiannual Report

Fidelity Specialized High Income Central Investment Portfolio
Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 97.0%
	Principal	Value
	Amount
Aerospace – 3.4%
L 3 Communications Corp.:
5.875% 1/15/15	$ 2,000,000	$ 1,900,000
6.375% 10/15/15 (a)	3,000,000	2,962,500
7.625% 6/15/12	1,000,000	1,045,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,077,500
		6,985,000
Air Transportation – 0.4%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	870,000	787,350
Automotive 1.2%
Ford Motor Credit Co.:
6.625% 6/16/08	1,210,000	1,160,334
7.26% 11/2/07 (b)	690,000	685,683
General Motors Acceptance Corp. 6.875% 9/15/11	150,000	145,443
Navistar International Corp. 7.5% 6/15/11	500,000	470,000
		2,461,460
Building Materials – 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	1,993,500
Cable TV 5.0%
EchoStar DBS Corp. 5.75% 10/1/08	8,500,000	8,319,370
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,980,000
		10,299,370
Capital Goods 1.2%
Leucadia National Corp. 7% 8/15/13	2,500,000	2,512,500
Chemicals – 3.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	757,800
10.125% 9/1/08	2,155,000	2,327,400
Millennium America, Inc. 9.25% 6/15/08	1,000,000	1,072,500
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,779,313
7.5469% 11/15/13 (a)(b)	450,000	455,063
		7,392,076
Consumer Products – 0.9%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,900,000
Diversified Media – 1.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,406,898
8.5% 7/15/29	1,000,000	953,458
		2,360,356

Semiannual Report 66

Nonconvertible Bonds continued
	Principal	Value
	Amount
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	$4,000,000	$ 4,000,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	556,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,070,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,195,000
TECO Energy, Inc. 5.6931% 5/1/10 (b)	2,000,000	2,020,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,167,500
		15,008,750
Energy – 8.1%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	1,970,000
6.875% 1/15/16	3,000,000	3,015,000
7.5% 6/15/14	1,000,000	1,060,000
7.75% 1/15/15	2,000,000	2,115,000
Kerr-McGee Corp. 6.95% 7/1/24	2,265,000	2,318,440
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,040,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,488,750
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,772,000
		16,779,190
Environmental – 0.5%
Allied Waste North America, Inc. 5.75% 2/15/11	1,105,000	1,030,413
Food and Drug Retail – 0.1%
Stater Brothers Holdings, Inc. 7.37% 6/15/10 (b)	300,000	294,750
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	2,970,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,015,000
7.75% 5/15/13	1,000,000	1,047,500
		5,032,500
Gaming – 10.4%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (a)(b)	150,000	151,313
8% 11/15/13 (a)	250,000	251,875
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,172,500
MGM MIRAGE:
6% 10/1/09	6,000,000	5,895,000
6.625% 7/15/15 (a)	1,000,000	966,250
6.75% 9/1/12	1,000,000	992,500

67	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Gaming – continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$500,000	$483,750
6.375% 7/15/09	5,000,000	5,000,000
7.125% 8/15/14	1,000,000	1,025,000
8% 4/1/12	1,000,000	1,045,000
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	510,625
7.25% 5/1/12	1,000,000	1,021,250
Station Casinos, Inc. 6.875% 3/1/16 (a)	2,000,000	2,020,000
		21,535,063
Healthcare 4.8%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)	1,000,000	988,750
6.375% 8/15/15 (a)	2,000,000	1,975,000
Omega Healthcare Investors, Inc. 7% 4/1/14	1,000,000	1,005,000
PerkinElmer, Inc. 8.875% 1/15/13	1,000,000	1,117,500
Senior Housing Properties Trust 8.625% 1/15/12	1,725,000	1,897,500
Service Corp. International (SCI) 7% 6/15/17 (a)	3,000,000	2,970,000
		9,953,750
Homebuilding/Real Estate – 6.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)	3,000,000	2,902,500
8.125% 6/1/12	2,000,000	2,040,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	940,000
KB Home 7.75% 2/1/10	4,500,000	4,590,000
Standard Pacific Corp. 5.125% 4/1/09	200,000	186,000
WCI Communities, Inc. 6.625% 3/15/15	3,000,000	2,595,000
		13,253,500
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,165,000
Host Marriott LP 7.125% 11/1/13	1,000,000	1,011,250
ITT Corp. 7.375% 11/15/15	1,875,000	1,989,844
		6,166,094
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,095,000	3,226,538
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,000,000	920,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,210,656
		6,357,194

Semiannual Report

68

Nonconvertible Bonds continued
	Principal	Value
	Amount
Metals/Mining – 4.2%
Arch Western Finance LLC 6.75% 7/1/13	$3,000,000	$ 3,030,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	1,960,000
Southern Peru Copper Corp. 6.375% 7/27/15 (a)	870,000	850,572
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,902,500
		8,743,072
Paper 4.1%
Catalyst Paper Corp. 8.625% 6/15/11	2,000,000	1,980,000
Georgia-Pacific Corp.:
8% 1/15/14	2,000,000	2,150,000
8% 1/15/24	1,000,000	1,065,000
8.875% 2/1/10	2,000,000	2,205,000
9.375% 2/1/13	1,000,000	1,105,000
		8,505,000
Publishing/Printing – 1.2%
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	375,000	422,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	2,000,000	1,990,000
		2,412,813
Services – 1.2%
Corrections Corp. of America:
6.25% 3/15/13	160,000	157,800
7.5% 5/1/11	285,000	295,474
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,045,000
		2,498,274
Shipping – 2.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,028,600
8.25% 3/15/13	1,000,000	1,067,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,132,500
		4,228,600
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,095,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,378,563
8% 10/1/12 (a)	1,810,000	1,744,388
		3,122,951
Technology – 10.3%
Flextronics International Ltd. 6.25% 11/15/14	150,000	145,125

69	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
Freescale Semiconductor, Inc.:
6.875% 7/15/11	$5,000,000	$ 5,162,500
7.125% 7/15/14	1,000,000	1,047,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,700,000	1,674,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,500,000	1,635,000
STATS ChipPAC Ltd. 7.5% 7/19/10	4,000,000	4,010,000
Unisys Corp. 8% 10/15/12	1,000,000	875,000
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,150,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,060,000
9.75% 1/15/09	435,000	485,569
		21,245,194
Telecommunications – 7.4%
American Towers, Inc. 7.25% 12/1/11	500,000	523,750
Innova S. de R.L. 9.375% 9/19/13	690,000	761,588
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,586,200
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,055,000
8.875% 3/15/12	2,000,000	2,195,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,200,000
9.625% 5/1/11	2,000,000	2,300,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,218,750
7.5% 6/15/23	500,000	467,500
		15,307,788
Textiles & Apparel – 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,215,000	1,208,925
TOTAL NONCONVERTIBLE BONDS
(Cost $203,981,719)		200,470,433

Semiannual Report

70

Cash Equivalents 1.8%
	Maturity	Value
	Amount

Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.95%,
dated 10/31/05 due 11/1/05)
(Cost $3,720,000)	$ 3,720,408	$ 3,720,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $207,701,719)		204,190,433

NET OTHER ASSETS – 1.2%		2,389,187

NET ASSETS 100%		$206,579,620

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $44,518,099 or
21.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.9%
Canada	7.6%
Singapore	2.1%
Chile	1.9%
Mexico	1.9%
Luxembourg	1.6%
United Kingdom	1.4%
Others (individually less than 1%) .	0.6%
100.0%

71 Semiannual Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

Semiannual Report 72

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535
73 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

Semiannual Report

74

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

75 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Semiannual Report

76

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

77 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Semiannual Report

78

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

79 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

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80

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

81	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

Semiannual Report

82

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

83 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Semiannual Report

84

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

85 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

Semiannual Report 86

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

87		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

Semiannual Report 88

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

89	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

Semiannual Report 90

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

91		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

Semiannual Report

92

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

93 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

Semiannual Report

94

Commercial Mortgage Securities continued
		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077

95 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

Semiannual Report

96

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$7,072,881,824

97	Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

Semiannual Report

98

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

99 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Semiannual Report 100

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

101 Semiannual Report

Annual Report

102

103 Annual Report

Annual Report

104

105 Annual Report

Annual Report

106

107 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

AIGB-USAN-1205 1.784859.102

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Semiannual Report October 31, 2005

Institutional Class is a class of Fidelity® Investment Grade Bond Fund

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	36	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	46	Notes to the financial statements.
Distributions	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	66	Complete list of investments for Fidelity’s
		fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

4

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Class A
Actual	$1,000.00	$1,003.90	$3.64**
HypotheticalA	$1,000.00	$1,021.58	$3.67**
Class T
Actual	$1,000.00	$1,001.90	$4.24**
HypotheticalA	$1,000.00	$1,020.97	$4.28**
Class B
Actual	$1,000.00	$999.80	$7.61**
HypotheticalA	$1,000.00	$1,017.59	$7.68**
Class C
Actual	$1,000.00	$999.40	$8.01
HypotheticalA	$1,000.00	$1,017.19	$8.08
Investment Grade Bond
Actual	$1,000.00	$1,005.10	$2.38**
HypotheticalA	$1,000.00	$1,022.84	$2.40**
Institutional Class
Actual	$1,000.00	$1,004.90	$2.53**
HypotheticalA	$1,000.00	$1,022.68	$2.55**
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	72%**
Class T	84%**
Class B	1.51%**
Class C	1.59%
Investment Grade Bond	47%**
Institutional Class	50%**

Semiannual Report

6

** If contractual expense limitations effective June 1, 2005, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense
	Ratio	Expenses Paid

Class A	.70%
Actual		$3.54
HypotheticalA		$3.57
Class T	.82%
Actual		$4.14
HypotheticalA		$4.18
Class B	1.50%
Actual		$7.56
HypotheticalA		$7.63
Investment Grade Bond	.45%
Actual		$2.27
HypotheticalA		$2.29
Institutional Class	.49%
Actual		$2.48
HypotheticalA		$2.50
A 5% return per year before expenses

7 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	6.3	5.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	4.3	3.9

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

Semiannual Report 8

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 19.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$9,600	$6,480
6.625% 10/1/28	4,300	2,946
7.45% 7/16/31	31,690	23,292
General Motors Corp. 8.375% 7/15/33	15,140	11,223
		43,941
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	10,125	9,509
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,603
Comcast Corp. 5.65% 6/15/35	9,190	8,218
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,167
7.125% 10/1/12	5,770	6,180
Liberty Media Corp.:
5.7% 5/15/13	6,500	5,866
8.25% 2/1/30	13,530	12,690
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,302
News America, Inc. 6.2% 12/15/34	8,530	8,220
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,683
Time Warner, Inc. 6.625% 5/15/29	18,380	18,577
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,676
		104,691

TOTAL CONSUMER DISCRETIONARY		148,632

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,717
Food Products 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125%
10/1/13 (a)	4,725	4,655
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,022

TOTAL CONSUMER STAPLES		20,394

ENERGY 1.8%
Energy Equipment & Services – 0.4%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,478

See accompanying notes which are an integral part of the financial statements.

9		Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Energy Equipment & Services – continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	$5,620	$5,396
Petronas Capital Ltd. 7% 5/22/12 (a)	15,225	16,740
		28,614
Oil, Gas & Consumable Fuels – 1.4%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,683
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,064
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,640
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,867
Nexen, Inc. 5.875% 3/10/35	6,920	6,586
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	4,600	4,416
7.375% 12/15/14	47,060	51,437
8.625% 2/1/22	11,150	13,269
		106,962

TOTAL ENERGY		135,576

FINANCIALS – 9.0%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	5,100	4,910
4.25% 9/4/12 (f)	5,730	5,657
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,047
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,008
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,080
Lazard LLC 7.125% 5/15/15	11,890	11,578
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	15,893
Morgan Stanley 4.75% 4/1/14	18,620	17,565
Nuveen Investments, Inc. 5% 9/15/10	5,825	5,707
		104,445
Commercial Banks – 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,676
BanPonce Corp. 6.75% 12/15/05	6,965	6,983
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,855
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,833
5.25% 2/10/14 (a)	5,000	4,954
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Korea Development Bank:
3.875% 3/2/09		$16,050	$15,436
4.75% 7/20/09		5,805	5,728
5.75% 9/10/13		10,035	10,315
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)		15,200	15,052
US Bank NA, Minneapolis 6.3% 2/4/14		5,960	6,409
Wachovia Bank NA 4.875% 2/1/15		20,250	19,622
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	.	2,900	3,209
			123,364
Consumer Finance – 0.6%
Household Finance Corp. 4.125% 11/16/09		26,826	25,910
HSBC Finance Corp. 6.75% 5/15/11		9,235	9,925
MBNA America Bank NA 4.625% 8/3/09		5,000	4,948
MBNA Corp. 7.5% 3/15/12		3,180	3,566
			44,349
Diversified Financial Services – 1.4%
Citigroup, Inc. 5.625% 8/27/12		5,960	6,119
JPMorgan Chase & Co.:
4.875% 3/15/14		9,405	9,088
5.125% 9/15/14		15,000	14,680
6.75% 2/1/11		18,915	20,226
JPMorgan Chase Capital XVII 5.85% 8/1/35		19,490	18,403
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)		22,635	23,211
Prime Property Funding, Inc. 5.125% 6/1/15 (a)		9,450	9,026
			100,753
Insurance – 0.7%
Aegon NV 4.75% 6/1/13		13,000	12,551
Assurant, Inc. 5.625% 2/15/14		4,265	4,265
Axis Capital Holdings Ltd. 5.75% 12/1/14		20,815	20,327
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)		13,485	13,269
Travelers Property Casualty Corp. 6.375% 3/15/33		4,075	4,130
			54,542
Real Estate 1.9%
Archstone Smith Operating Trust 5.25% 5/1/15		8,995	8,792
Boston Properties, Inc. 6.25% 1/15/13		6,505	6,782
Camden Property Trust:
5.875% 6/1/07		3,920	3,962

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Camden Property Trust: – continued
5.875% 11/30/12	$6,435	$6,531
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,027
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,134
Colonial Properties Trust 4.75% 2/1/10	6,845	6,639
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,728
5.25% 4/15/11	3,905	3,855
EOP Operating LP:
4.65% 10/1/10	8,840	8,601
4.75% 3/15/14	21,525	20,324
7.75% 11/15/07	8,835	9,308
Equity Residential 5.125% 3/15/16	7,720	7,487
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,760
Regency Centers LP 6.75% 1/15/12	7,380	7,846
Simon Property Group LP:
4.6% 6/15/10	6,090	5,947
5.1% 6/15/15	9,000	8,652
Tanger Properties LP 6.15% 11/15/15	12,300	12,293
		138,668
Thrifts & Mortgage Finance – 1.3%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,557
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	5,390	5,138
4.9% 9/23/10	29,890	29,232
Residential Capital Corp. 6.375% 6/30/10 (a)	14,040	14,261
Washington Mutual, Inc.:
2.4% 11/3/05	14,354	14,354
4.3606% 9/17/12 (f)	19,000	18,987
4.625% 4/1/14	13,195	12,410
		99,939

TOTAL FINANCIALS		666,060

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc. 7.45% 5/1/34 (a)	13,945	11,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$1,096	$1,100
6.978% 10/1/12	2,283	2,282
7.024% 4/15/11	3,230	3,233
7.324% 4/15/11	5,665	5,042
7.858% 4/1/13	26,059	26,717
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	1,305	1,290
6.795% 2/2/20	2,550	2,218
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	15,772
7.57% 11/18/10	5,810	5,625
		63,279
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	6,950	7,714
Road & Rail 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,635

TOTAL INDUSTRIALS		92,202

INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,606
6.375% 8/3/15	9,730	9,298
		18,904

MATERIALS 0.1%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	3,460	3,686
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	2,090	2,021

TOTAL MATERIALS		5,707

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,321

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
British Telecommunications PLC 8.375% 12/15/10	$12,619	$14,387
Koninklijke KPN NV yankee 8% 10/1/10	17,000	18,955
KT Corp. 5.875% 6/24/14 (a)	5,295	5,471
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,583
Telecom Italia Capital:
4% 1/15/10	14,810	14,078
4.875% 10/1/10	12,675	12,414
4.95% 9/30/14	8,070	7,657
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,685
Verizon Global Funding Corp.:
5.85% 9/15/35	31,930	29,862
7.25% 12/1/10	12,385	13,432
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,276
		154,121
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	9,990	9,368

TOTAL TELECOMMUNICATION SERVICES		163,489

UTILITIES – 2.8%
Electric Utilities – 1.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,726
Exelon Corp. 4.9% 6/15/15	24,405	22,923
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	19,754
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,285
6.45% 11/15/11	3,810	4,008
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,641
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,913
4.8% 3/1/14	2,670	2,571
Progress Energy, Inc. 7.75% 3/1/31	27,905	31,995
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,652
7.875% 10/1/12	5,630	6,509
Southern California Edison Co.:
4.65% 4/1/15	700	667
5% 1/15/14	585	576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Electric Utilities – continued
Southwestern Public Service Co. 5.125% 11/1/06	$5,000	$5,011
TXU Energy Co. LLC 7% 3/15/13	7,988	8,318
		135,549
Gas Utilities 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,652
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,884
		6,536
Independent Power Producers & Energy Traders – 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	5,872
Duke Capital LLC:
4.331% 11/16/06	2,040	2,024
5.668% 8/15/14	13,400	13,342
Duke Energy Corp. 5.625% 11/30/12	8,790	8,952
TXU Corp. 5.55% 11/15/14	7,555	6,940
		37,130
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,816
5.95% 6/15/35	15,225	14,503
DTE Energy Co. 7.05% 6/1/11	4,090	4,391
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,935
		32,645

TOTAL UTILITIES		211,860

TOTAL NONCONVERTIBLE BONDS
(Cost $1,493,411)		1,462,824

U.S. Government and Government Agency Obligations 18.8%

U.S. Government Agency Obligations 4.0%
Fannie Mae:
4.375% 7/17/13	20,950	20,030
6.25% 2/1/11	115,105	121,272
Freddie Mac:
4.5% 1/15/14	72,620	70,670

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Freddie Mac: – continued
5.25% 11/5/12	$5,610	$5,513
5.875% 3/21/11	79,045	82,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		299,670
U.S. Treasury Inflation Protected Obligations 8.3%
U.S. Treasury Inflation-Indexed Bonds 2.375%
1/15/25 (c)	252,731	263,075
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	207,308	199,274
1.875% 7/15/13 (c)	36,673	36,483
2% 1/15/14 (c)	118,379	118,729

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		617,561
U.S. Treasury Obligations – 6.5%
U.S. Treasury Bonds 8% 11/15/21	167,507	226,566
U.S. Treasury Notes 2.75% 7/31/06	260,772	257,838

TOTAL U.S. TREASURY OBLIGATIONS		484,404

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $1,420,433)		1,401,635

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.8%
3.472% 4/1/34 (f)	2,439	2,423
3.752% 10/1/33 (f)	1,063	1,038
3.771% 12/1/34 (f)	1,220	1,197
3.794% 6/1/34 (f)	4,707	4,547
3.838% 1/1/35 (f)	2,919	2,885
3.87% 11/1/34 (f)	6,411	6,329
3.875% 6/1/33 (f)	4,213	4,143
3.953% 11/1/34 (f)	2,000	1,986
3.968% 5/1/33 (f)	363	358
3.976% 5/1/34 (f)	396	401
4% 11/1/20 (b)	34,683	32,884
4.008% 12/1/34 (f)	6,817	6,775
4.014% 2/1/35 (f)	978	965
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.026% 2/1/35 (f)	$880	$868
4.031% 1/1/35 (f)	1,811	1,793
4.055% 10/1/18 (f)	1,025	1,006
4.064% 4/1/33 (f)	383	379
4.102% 2/1/35 (f)	649	641
4.107% 2/1/35 (f)	665	660
4.111% 1/1/35 (f)	1,910	1,885
4.112% 2/1/35 (f)	3,478	3,444
4.116% 2/1/35 (f)	1,706	1,686
4.128% 1/1/35 (f)	3,337	3,299
4.134% 2/1/35 (f)	2,111	2,097
4.15% 2/1/35 (f)	1,781	1,764
4.174% 1/1/35 (f)	1,553	1,537
4.19% 1/1/35 (f)	2,175	2,132
4.222% 3/1/34 (f)	957	946
4.25% 2/1/35 (f)	1,101	1,078
4.291% 8/1/33 (f)	2,216	2,195
4.294% 1/1/35 (f)	1,313	1,297
4.296% 3/1/35 (f)	1,046	1,039
4.311% 5/1/35 (f)	1,582	1,562
4.313% 2/1/35 (f)	646	639
4.315% 3/1/33 (f)	548	538
4.315% 1/1/35 (f)	1,084	1,069
4.347% 1/1/35 (f)	1,079	1,058
4.367% 2/1/34 (f)	2,546	2,516
4.367% 4/1/35 (f)	711	702
4.402% 2/1/35 (f)	1,669	1,639
4.414% 5/1/35 (f)	3,254	3,224
4.419% 11/1/34 (f)	15,268	15,199
4.447% 3/1/35 (f)	1,518	1,493
4.453% 10/1/34 (f)	5,700	5,685
4.454% 4/1/34 (f)	1,779	1,757
4.483% 1/1/35 (f)	1,794	1,785
4.485% 8/1/34 (f)	3,444	3,407
4.496% 3/1/35 (f)	3,383	3,325
4.5% 10/1/19 to 4/1/35	253,589	243,699
4.5% 11/1/20 (b)	65,000	62,867
4.5% 11/1/35 (b)	35,000	32,692
4.501% 5/1/35 (f)	1,104	1,090
4.525% 3/1/35 (f)	3,058	3,011
4.55% 2/1/35 (f)	7,181	7,146

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.554% 7/1/35 (f)	$4,036	$4,009
4.558% 2/1/35 (f)	1,194	1,180
4.584% 2/1/35 (f)	9,973	9,822
4.603% 2/1/35 (f)	761	760
4.605% 2/1/35 (f)	3,272	3,230
4.652% 11/1/34 (f)	3,683	3,646
4.68% 11/1/34 (f)	3,814	3,768
4.707% 3/1/35 (f)	9,365	9,338
4.734% 3/1/35 (f)	1,778	1,760
4.736% 7/1/34 (f)	3,163	3,145
4.815% 12/1/34 (f)	3,168	3,145
4.821% 12/1/32 (f)	1,582	1,581
4.848% 12/1/34 (f)	1,291	1,282
5% 12/1/17	1,820	1,797
5% 11/1/35 (b)	293,321	282,230
5.121% 5/1/35 (f)	7,770	7,801
5.204% 6/1/35 (f)	5,748	5,778
5.297% 9/1/35 (f)	2,237	2,218
5.5% 2/1/11 to 10/1/34	321,579	318,205
5.5% 11/1/35 (b)	55,645	54,897
5.5% 11/14/35 (b)	273,365	269,692
6% 1/1/13 to 9/1/32	41,089	41,541
6% 11/1/35 (b)	9,075	9,154
6.5% 3/1/06 to 3/1/34	111,969	115,297
6.5% 11/1/35 (b)	14,391	14,774
7% 7/1/22 to 12/1/31	30,886	32,359
7.5% 6/1/25 to 8/1/29	3,534	3,739
9.5% 5/1/18 to 2/1/25	428	472
12.5% 1/1/15 to 7/1/15	10	11

TOTAL FANNIE MAE		1,698,411
Freddie Mac – 1.1%
4.078% 12/1/34 (f)	1,186	1,170
4.109% 12/1/34 (f)	1,728	1,706
4.192% 1/1/35 (f)	1,608	1,590
4.289% 3/1/35 (f)	1,525	1,511
4.297% 5/1/35 (f)	2,681	2,654
4.309% 12/1/34 (f)	1,587	1,558
4.326% 1/1/35 (f)	3,693	3,646
4.362% 3/1/35 (f)	2,250	2,206
4.388% 2/1/35 (f)	2,967	2,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.445% 3/1/35 (f)	$1,432	$1,402
4.446% 2/1/34 (f)	1,654	1,636
4.479% 6/1/35 (f)	2,204	2,178
4.487% 3/1/35 (f)	4,165	4,084
4.493% 3/1/35 (f)	10,621	10,463
4.495% 3/1/35 (f)	1,686	1,653
4.56% 2/1/35 (f)	2,393	2,358
5.027% 4/1/35 (f)	8,880	8,861
5.5% 3/1/25	11,459	11,383
6% 5/1/33	13,902	14,076
8.5% 9/1/22 to 9/1/27	501	545

TOTAL FREDDIE MAC		77,589
Government National Mortgage Association 0.7%
5.5% 12/15/32 to 5/15/34	12,921	12,910
6% 10/15/08 to 10/15/30	8,914	9,086
6.5% 3/15/26 to 2/15/33	3,458	3,592
7% 8/15/23 to 12/15/32	22,162	23,304
7.5% 7/15/06 to 8/15/28	1,447	1,538
8% 9/15/24 to 5/15/32	281	301
8.5% 1/15/31	11	11
9% 4/15/23	7	8

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,750

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,852,143)		1,826,750

Asset Backed Securities 5.5%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (f)	3,646	3,677
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (f)	2,300	2,302
Class M2, 5.1375% 2/25/34 (f)	2,600	2,602
Aircraft Lease Securitization Ltd. Series 2005-1 Class
C1, 7.64% 9/9/30 (a)(f)	2,031	2,074
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (a)(f)	20,945	20,994
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (a)	4,510	4,492

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (f)	$1,290	$1,290
Class M2, 4.5175% 4/25/34 (f)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (f)	10	10
Series 2003-HE7 Class A3, 4.33% 12/15/33 (f)	3,419	3,431
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (f)	7,030	7,056
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (f)	8,010	8,091
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,497
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (f)	5,226	5,242
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	8,965	8,828
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (f)	13,465	13,516
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,039
Series 2003-B4 Class B4, 4.77% 7/15/11 (f)	6,635	6,736
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,214
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	3,150	3,194
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	6,336	6,336
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (f)	4,365	4,365
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (f)	5,790	5,912
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (f)	5,450	5,459
Series 2004-3 Class M1, 4.5375% 6/25/34 (f)	1,525	1,528
Series 2005-3 Class MV1, 4.4575% 8/25/35 (f)	12,300	12,291
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	5,743	5,579
Class C, 5.074% 6/15/35 (a)	5,213	5,070
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.7175% 11/25/33 (f)	1,400	1,414
Class M2, 5.7875% 11/25/33 (f)	700	718
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (f)	425	426
Class M4, 4.9375% 3/25/34 (f)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class B,
3.88% 1/15/10	5,151	5,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.4675% 1/25/35 (f)	$1,825	$1,831
Class M2, 4.4975% 1/25/35 (f)	2,625	2,627
Class M3, 4.5275% 1/25/35 (f)	1,425	1,428
GSAMP Trust:
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (f)	3,500	3,500
Class M2, 5.1375% 1/25/34 (f)	1,600	1,600
Class M3, 5.3375% 1/25/34 (f)	1,600	1,600
Series 2004-OPT Class A1, 4.3775% 11/25/34 (f)	6,807	6,825
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (f)	171	172
Class M1, 4.9175% 8/25/33 (f)	2,915	2,949
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	4,025	4,049
Class M2, 5.5413% 10/25/33 (f)	4,765	4,818
Household Home Equity Loan Trust Series 2002-2
Class A, 4.3% 4/20/32 (f)	2,843	2,843
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (f)	3,023	3,024
Class M2, 4.49% 1/20/35 (f)	2,271	2,271
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (f)	4,800	4,876
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.33% 1/15/09 (f)	33,400	33,450
Series 2003-B2 Class B2, 4.36% 10/15/10 (f)	1,530	1,544
Series 2003-B3 Class B3, 4.345% 1/18/11 (f)	7,085	7,123
Series 2003-B5 Class B5, 4.34% 2/15/11 (f)	10,335	10,408
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (f)	2,225	2,225
Class M2, 4.5875% 7/25/34 (f)	400	400
Class M3, 4.9875% 7/25/34 (f)	825	825
Class M4, 5.1375% 7/25/34 (f)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (f)	1,945	1,972
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (f)	2,600	2,633
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (f) .	2,931	2,942
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (f)	5,014	5,025
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (a)(f)	3,007	3,023
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (f)	1,585	1,591
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (f)	2,855	2,889

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
National Collegiate Funding LLC Series 2004-GT1 Class
IO1, 7.87% 6/25/10 (a)(f)(h)	$8,640	$2,789
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	9,055	4,491
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	4,700	1,176
Nissan Auto Lease Trust Series 2003-A Class A3B,
2.57% 6/15/09	5,655	5,596
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (f)	1,500	1,501
Class M4, 5.0125% 6/25/34 (f)	2,520	2,530
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	4,570	4,506
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.1575% 6/25/36 (f)	20,819	20,820
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.5675% 3/25/35 (f)	4,990	4,994
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (f)	5,136	5,241
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (f)	2,045	2,055
Structured Asset Securities Corp. Series 2005-5N Class
3A1A, 4.36% 11/25/35 (f)	21,965	21,965
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(f)	9,340	9,333
WFS Financial Owner Trust Class 2004-3 Series A3,
3.3% 3/17/09	13,100	12,932
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(b)(f)	8,910	8,910
TOTAL ASSET BACKED SECURITIES
(Cost $411,074)		410,569

Collateralized Mortgage Obligations 8.6%

Private Sponsor 6.2%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 4.3675% 5/25/35 (f)	8,947	8,918
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (f)	1,524	1,513
Class 2A1, 4.1851% 12/25/33 (f)	5,474	5,372
Series 2003-L Class 2A1, 3.9761% 1/25/34 (f)	10,332	10,102
Series 2004-1 Class 2A2, 4.7223% 10/25/34 (f)	9,662	9,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (f)	$3,255	$3,203
Class 2A2, 4.1237% 3/25/34 (f)	4,044	3,931
Series 2004-C Class 1A1, 3.3651% 4/25/34 (f)	6,499	6,382
Series 2004 D:
Class 1A1, 3.5491% 5/25/34 (f)	8,036	7,921
Class 2A2, 4.2063% 5/25/34 (f)	10,793	10,572
Series 2004-G Class 2A7, 4.5859% 8/25/34 (f)	8,684	8,611
Series 2004-H Class 2A1, 4.4977% 9/25/34 (f)	9,320	9,162
Series 2004-J:
Class 1A2, 4.3062% 11/25/34 (f)	3,384	3,357
Class 2A1, 4.801% 11/25/34 (f)	15,798	15,613
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (f)	12,761	12,747
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.3175% 1/25/35 (f)	37,244	37,326
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (f)	1,854	1,856
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (f) .	3,098	3,101
Granite Master Issuer PLC floater Series 2005-2 Class
M1, 4.06% 12/20/54 (f)	13,250	13,246
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,489	1,486
Master Asset Securitization Trust Series 2004-9 Class
7A1, 6.3216% 5/25/17 (f)	8,241	8,283
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (f)	6,584	6,683
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.7306% 11/25/29 (f)	8,005	7,991
Series 2004-G Class A2, 3.95% 11/25/29 (f)	4,975	4,974
Series 2005-B Class A2, 3.75% 7/25/30 (f)	8,228	8,215
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (f)	15,099	15,108
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,115	3,151
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,303	1,322
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.49% 7/10/35 (a)(f)	8,839	8,994
Class B4, 5.69% 7/10/35 (a)(f)	6,726	6,852

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Class B5, 6.29% 7/10/35 (a)(f)	$6,341	$6,476
Class B6, 6.79% 7/10/35 (a)(f)	2,882	2,944
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (a)(f)	3,080	3,134
Class B4, 5.59% 6/10/35 (a)(f)	2,756	2,808
Class B5, 6.19% 6/10/35 (a)(f)	1,882	1,922
Class B6, 6.69% 6/10/35 (a)(f)	1,118	1,142
Series 2004-A Class B4, 5.14% 2/10/36 (a)(f)	5,865	5,953
Series 2004-B:
Class B4, 5.04% 2/10/36 (a)(f)	1,567	1,590
Class B5, 5.49% 2/10/36 (a)(f)	1,077	1,096
Class B6, 5.94% 2/10/36 (a)(f)	294	299
Series 2004-C:
Class B4, 4.89% 9/10/36 (f)	1,971	1,995
Class B5, 5.29% 9/10/36 (f)	2,168	2,192
Class B6, 5.69% 9/10/36 (f)	394	400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	15,901	15,899
Series 2004-4 Class A, 4.62% 5/20/34 (f)	12,107	12,100
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (f)	20,425	20,425
Thornburg Mortgage Securities Trust floater Series
2005-3:
Class A2, 4.2775% 10/25/35 (f)	8,100	8,100
Class A4, 4.3075% 10/25/35 (f)	20,184	20,184
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (f)	37,330	37,330
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,208	1,240
Series 2004-RA2 Class 2A, 7% 7/25/33	1,978	2,012
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4546% 9/25/34 (f)	9,808	9,745
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (f) .	19,174	18,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	27,440	26,919
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (f)	9,139	9,009

TOTAL PRIVATE SPONSOR		459,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency 2.4%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$8,283	$7,803
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,653
sequential pay Series 2004-95 Class AN, 5.5%
1/25/25	5,098	5,184
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,122	10,271
Series 2425 Class JH, 6% 3/15/17	6,130	6,276
Series 2498 Class PD, 5.5% 2/15/16	4,240	4,268
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,196
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,667
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,791
Series 2689 Class HC, 3.5% 9/15/26	7,963	7,720
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,327
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,032
Series 2775:
Class OD, 4.5% 10/15/17	20,875	20,078
Class OE, 4.5% 4/15/19	31,083	29,422
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,585	6,679

TOTAL U.S. GOVERNMENT AGENCY		181,367

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $646,335)		640,604

Commercial Mortgage Securities 4.2%

Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	22,475	22,180
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(f)	6,422	6,425
Class B, 5.9375% 4/25/34 (a)(f)	714	722
Class M1, 4.5975% 4/25/34 (a)(f)	555	557
Class M2, 5.2375% 4/25/34 (a)(f)	555	561
Series 2004-2 Class A, 4.4675% 8/25/34 (a)(f)	6,235	6,249
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(f)	7,436	7,445
Class A2, 4.4575% 1/25/35 (a)(f)	1,069	1,069

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater: – continued
Class M1, 4.5375% 1/25/35 (a)(f)	$1,255	$1,257
Class M2, 5.0375% 1/25/35 (a)(f)	837	842
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	3,400	3,364
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,165
Class C, 4.937% 5/14/16 (a)	3,370	3,356
Class D, 4.986% 5/14/16 (a)	1,405	1,401
Class E, 5.064% 5/14/16 (a)	4,375	4,376
Class F, 5.182% 5/14/16 (a)	1,050	1,050
Chase Commercial Mortgage Securities Corp.
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	3,810	4,021
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class B, 4.37% 9/15/14 (a)(f)	2,000	2,001
Class D, 4.61% 9/15/14 (a)(f)	615	615
Class E, 4.67% 9/15/14 (a)(f)	835	836
Class F, 4.77% 9/15/14 (a)(f)	660	660
Class G, 4.95% 9/15/14 (a)(f)	1,505	1,506
Class H, 5.05% 9/15/14 (a)(f)	1,600	1,601
Class J, 5.57% 9/15/14 (a)(f)	550	551
Class K, 5.97% 9/15/14 (a)(f)	865	866
Class L, 6.17% 9/15/14 (a)(f)	695	695
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(f)	7,840	7,834
Class C, 4.24% 4/15/17 (a)(f)	3,330	3,324
Class D, 4.28% 4/15/17 (a)(f)	2,705	2,702
Class I, 4.82% 4/15/17 (a)(f)	375	375
Class MOA3, 4.27% 3/15/20 (a)(f)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(f)	1,700	1,700
Class B, 4.72% 12/15/21 (a)(f)	4,440	4,440
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(f)	6,225	6,225
Class E, 4.3% 2/15/20 (a)(f)	4,355	4,355
Class F, 4.35% 2/15/20 (a)(f)	1,920	1,920
Class G, 4.49% 2/15/20 (a)(f)	555	555
Class H, 4.72% 2/15/20 (a)(f)	790	790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.: – continued
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$239	$239
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,019
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	2,936
Series 2004-C1 Class ASP, 1.1068%
1/15/37 (a)(f)(h)	197,621	6,667
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,113
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,945
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	4,960
Class C1, 7.52% 5/15/06 (a)	3,500	3,544
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	14,457	14,853
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,895	1,944
GE Commercial Mortgage Corp. Series 2004-C1 Class
X2, 1.3245% 11/10/38 (f)(h)	112,502	4,390
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (f)	1,490	1,525
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,509
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,363
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,135
Series 2003-47 Class C, 4.227% 10/16/27	11,399	11,098
Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,978
Series 2003-47 Class XA, 0.0199% 6/16/43 (f)(h)	29,554	1,473
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class X2, 0.9004% 12/10/41 (f)(h) .	12,590	348
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	11,983
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,797
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	1,220	1,269
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)	7,015	7,510
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,677

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	$11,400	$10,196
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	5,665	5,823
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	9,000	9,280
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (a)	6,100	6,259
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(f)	1,930	1,930
Class KHP2, 4.52% 1/15/18 (a)(f)	1,930	1,933
Class KHP3, 4.82% 1/15/18 (a)(f)	2,280	2,282
Class KHP4, 4.92% 1/15/18 (a)(f)	1,770	1,773
Class KHP5, 5.12% 1/15/18 (a)(f)	2,050	2,040
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	17,105	16,579
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	4,805	4,668
Class 180B, 5.5782% 10/15/41 (a)(f)	2,250	2,186
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $320,784)		314,890

Municipal Securities 1.5%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	14,700	14,999
Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	3,989
5.5% 12/1/30 (AMBAC Insured)	5,000	5,690
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	9,485	9,820
Golden State Tobacco Securitization Corp. Series A, 5%
6/1/38 (FGIC Insured)	3,700	3,775
Keller Independent School District 5% 8/15/30	5,960	6,117
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A, 5% 8/15/30 (FSA Insured)	6,150	6,351
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	5,100	5,813
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	10,100	10,436
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	9,000	10,333
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 2005 A, 5% 6/15/39	$5,400	$5,528
North East Texas Independent School District 5%
8/1/33 (b)	8,100	8,295
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	9,800	10,095
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,795
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32
(FSA Insured)	5,550	5,676
TOTAL MUNICIPAL SECURITIES
(Cost $111,908)		109,712

Foreign Government and Government Agency Obligations 1.3%

Israeli State 4.625% 6/15/13	8,910	8,476
Korean Republic 4.875% 9/22/14	11,660	11,329
Russian Federation 8.25% 3/31/10 (Reg. S)	9,895	10,551
United Mexican States:
5.875% 1/15/14	13,150	13,360
6.75% 9/27/34	51,055	53,225
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $94,205)		96,941

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $4,378)	4,425	4,782

Fixed Income Funds 14.8%
	Shares
Fidelity Specialized High Income Central Investment
Portfolio (g)	700,316	68,862
Fidelity Ultra-Short Central Fund (g)	10,403,707	1,034,649
TOTAL FIXED INCOME FUNDS
(Cost $1,105,953)		1,103,511

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Cash Equivalents 11.1%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at:
3.92%, dated 10/31/05 due 11/1/05) (i)		$5,781	$5,780
4.03%, dated 10/31/05 due 11/1/05) (i)		819,378	819,286

TOTAL CASH EQUIVALENTS
(Cost $825,066)			825,066

TOTAL INVESTMENT PORTFOLIO 110.2%
(Cost $8,285,690)			8,197,284

NET OTHER ASSETS (10.2)%			(759,681)

NET ASSETS 100%			$7,437,603

Swap Agreements
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2010	$70,000	$ (58)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2015	65,000	(389)
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	(48)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$8,100	$2
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	8,000	56
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(7)
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	12,700	(4)
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	32,000	279
Receive quarterly notional amount multiplied
by .47% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	5,000	52
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	25,000	(179)

See accompanying notes which are an integral part of the financial statements.

	31		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	$5,000	$63
Receive quarterly notional amount multiplied
by .6% and pay Deutsche Bank upon
default event of Tyco International Group
SA, par value of the notional amount of
Tyco International Group SA 6%
11/15/13	June 2010	3,600	17

TOTAL CREDIT DEFAULT SWAP		260,100	(216)
Interest Rate Swap
Receive quarterly a fixed rate equal to
2.8043% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Sept. 2006	50,000	(842)
Receive quarterly a fixed rate equal to
2.9119% and pay quarterly a floating rate
based on 3-month LIBOR with Bank of
America	Oct. 2006	96,000	(1,577)
Receive quarterly a fixed rate equal to
3.177% and pay quarterly a floating rate
based on 3-month LIBOR with JPMorgan
Chase, Inc.	Nov. 2006	36,000	(603)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Feb. 2008	65,000	(1,281)
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	August 2010	140,000	(2,219)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	22,890	(167)

TOTAL INTEREST RATE SWAP		409,890	(6,689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$11,300	$(207)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	86,300	(1,213)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	75,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and pay
monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	27,000	14
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	75,000	(1,265)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	11,300	(195)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	75,000	(1,248)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	87,465	(959)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	23,850	(260)

See accompanying notes which are an integral part of the financial statements.

	33		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$ 11,300	$(124)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	22,600	(622)

TOTAL TOTAL RETURN SWAP		506,115	(6,079)

		$ 1,176,105	$(12,984)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $441,446,000
or 5.9% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security has
been segregated as collateral for open
swap agreements. At the period end,
the value of securities pledged
amounted to $8,490,000.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

(i) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$5,780,000 due
11/1/05 at 3.92%
Banc of America
Securities LLC.	$800
Barclays Capital Inc.	1,856
Lehman Brothers Inc	2,112
State Street Bank and
Trust Company	1,012
$5,780

$819,286,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$95,290
Bank of America,
National Association	63,527
Barclays Capital Inc.	227,109
Countrywide Securities
Corporation	63,527
Goldman Sachs & Co.	95,290
Morgan Stanley & Co.
Incorporated.	107,784
UBS Securities LLC	127,054
Wachovia Capital
Markets, LLC	7,941
WestLB AG	31,764
$819,286

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $825,066) (cost $8,285,690) See
accompanying schedule		$8,197,284
Receivable for investments sold		6,784
Receivable for fund shares sold		7,814
Interest receivable		54,306
Other affiliated receivables		17
Total assets		8,266,205

Liabilities
Payable for investments purchased
Regular delivery	$22,332
Delayed delivery	784,540
Payable for fund shares redeemed	5,386
Distributions payable	468
Swap agreements, at value	12,984
Accrued management fee	2,002
Distribution fees payable	29
Other affiliated payables	855
Other payables and accrued expenses	6
Total liabilities		828,602

Net Assets		$7,437,603
Net Assets consist of:
Paid in capital		$7,510,143
Undistributed net investment income		12,493
Accumulated undistributed net realized gain (loss) on
investments		16,320
Net unrealized appreciation (depreciation) on
investments		(101,353)
Net Assets		$7,437,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	October 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($27,365 ÷ 3,728 shares)	$7.34
Maximum offering price per share (100/95.25 of
$7.34)	$7.71
Class T:
Net Asset Value and redemption price per share
($54,928 ÷ 7,481 shares)	$7.34
Maximum offering price per share (100/96.50 of
$7.34)	$7.61
Class B:
Net Asset Value and offering price per share
($9,694 ÷ 1,319.6 shares)A	$7.35
Class C:
Net Asset Value and offering price per share
($7,440 ÷ 1,012.7 shares)A	$7.35
Investment Grade Bond:
Net Asset Value, offering price and redemption
price per share ($7,316,095 ÷ 996,589
shares)	$7.34
Institutional Class:
Net Asset Value, offering price and redemption
price per share ($22,081 ÷ 3,005 shares)	$7.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$166,028

Expenses
Management fee	$12,180
Transfer agent fees	4,019
Distribution fees	165
Accounting fees and expenses	110
Fund wide operations fee	798
Independent trustees’ compensation	16
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	14
Registration fees	12
Audit	8
Legal	2
Miscellaneous	14
Total expenses before reductions	17,339
Expense reductions	(191)	17,148

Net investment income		148,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	18,032
Swap agreements	2,055
Total net realized gain (loss)		20,087
Change in net unrealized appreciation (depreciation) on:
Investment securities	(126,812)
Swap agreements	(14,088)
Delayed delivery commitments	(13)
Total change in net unrealized appreciation
(depreciation)		(140,913)
Net gain (loss)		(120,826)
Net increase (decrease) in net assets resulting from
operations		$28,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$148,880	$210,849
Net realized gain (loss)	20,087	99,455
Change in net unrealized appreciation (depreciation) .	(140,913)	7,281
Net increase (decrease) in net assets resulting
from operations	28,054	317,585
Distributions to shareholders from net investment income .	(138,967)	(211,677)
Distributions to shareholders from net realized gain	(50,995)	(80,651)
Total distributions	(189,962)	(292,328)
Share transactions - net increase (decrease)	768,140	1,000,708
Total increase (decrease) in net assets	606,232	1,025,965

Net Assets
Beginning of period	6,831,371	5,805,406
End of period (including undistributed net investment
income of $12,493 and undistributed net investment
income of $4,438, respectively)	$7,437,603	$6,831,371

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights Class A
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.50	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	146	.237	.224	.186
Net realized and unrealized gain
(loss)	(.115)	.131	(.095)	.326
Total from investment operations	031	.368	.129	.512
Distributions from net investment income	(.136)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.191)	(.338)	(.359)	(.292)
Net asset value, end of period	$7.34	$7.50	$7.47	$7.70
Total ReturnB,C,D	39%	5.03%	1.68%	6.98%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.72%A	.83%	.83%	.79%A
Expenses net of fee waivers, if any	72%A	.83%	.83%	.79%A
Expenses net of all reductions	71%A	.83%	.83%	.79%A
Net investment income	3.88%A	3.17%	2.96%	3.73%A
Supplemental Data
Net assets, end of period (in millions)	$27	$31	$22	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Financial Highlights Class T
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	141	.230	.214	.180
Net realized and unrealized gain
(loss)	(.125)	.141	(.094)	.324
Total from investment operations	016	.371	.120	.504
Distributions from net investment income	(.131)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.186)	(.331)	(.350)	(.284)
Net asset value, end of period	$7.34	$7.51	$7.47	$7.70
Total ReturnB,C,D	19%	5.07%	1.56%	6.87%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	.84%A	.93%	.96%	.97%A
Expenses net of fee waivers, if any	84%A	.93%	.95%	.95%A
Expenses net of all reductions	83%A	.93%	.95%	.95%A
Net investment income	3.76%A	3.07%	2.84%	3.57%A
Supplemental Data
Net assets, end of period (in millions)	$55	$48	$30	$10
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights Class B
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	116	.180	.166	.147
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	—	.320	.071	.469
Distributions from net investment income	(.105)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.280)	(.301)	(.249)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.02) %	4.37%	.90%	6.39%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.51%A	1.64%	1.63%	1.60%A
Expenses net of fee waivers, if any	1.51%A	1.60%	1.60%	1.60%A
Expenses net of all reductions	1.51%A	1.59%	1.60%	1.60%A
Net investment income	3.08%A	2.40%	2.19%	2.92%A
Supplemental Data
Net assets, end of period (in millions)	$10	$9	$9	$8
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights Class C
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003G
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.47	$7.70	$7.48
Income from Investment Operations
Net investment incomeE	113	.176	.161	.145
Net realized and unrealized gain
(loss)	(.116)	.140	(.095)	.322
Total from investment operations	(.003)	.316	.066	.467
Distributions from net investment income	(.102)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.157)	(.276)	(.296)	(.247)
Net asset value, end of period	$7.35	$7.51	$7.47	$7.70
Total ReturnB,C,D	(.06)%	4.30%	.84%	6.35%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	1.59%A	1.67%	1.66%	1.64%A
Expenses net of fee waivers, if any	1.59%A	1.66%	1.66%	1.64%A
Expenses net of all reductions	1.59%A	1.66%	1.66%	1.64%A
Net investment income	3.00%A	2.34%	2.13%	2.88%A
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$7	$6
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Investment Grade Bond
	Six months ended
	October 31, 2005		Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$7.50	$7.47	$7.70	$7.33	$7.18	$6.86
Income from
Investment
Operations
Net investment
incomeD	155	.254	.240	.290	.379G	.445
Net realized and
unrealized gain
(loss)	(.115)	.130	(.095)	.483	.158G	.324
Total from investment
operations	040	.384	.145	.773	.537	.769
Distributions from net
investment income .	(.145)	(.254)	(.245)	(.283)	(.377)	(.449)
Distributions from net
realized gain	(.055)	(.100)	(.130)	(.120)	(.010)	—
Total distributions	(.200)	(.354)	(.375)	(.403)	(.387)	(.449)
Net asset value, end of
period	$7.34	$7.50	$7.47	$7.70	$7.33	$7.18
Total ReturnB,C	51%	5.26%	1.89%	10.82%	7.61%	11.51%
Ratios to Average Net AssetsE,F
Expenses before ex-
pense reductions	.47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of fee
waivers, if any	47%A	.61%	.63%	.66%	.66%	.65%
Expenses net of all
reductions	47%A	.61%	.63%	.66%	.66%	.64%
Net investment
income	4.12%A	3.39%	3.16%	3.86%	5.18%G	6.31%
Supplemental Data
Net assets,
end of period
(in millions)	$ 7,316	$ 6,721	$ 5,735	$ 5,274	$ 4,056	$2,976
Portfolio turnover
rate	108%A	227%	238%	276%	230%	226%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the class.
G Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Institutional Class
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$7.51	$7.48	$7.70	$7.48
Income from Investment Operations
Net investment incomeD	154	.254	.233	.202
Net realized and unrealized gain
(loss)	(.116)	.129	(.078)	.321
Total from investment operations	038	.383	.155	.523
Distributions from net investment income	(.143)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.055)	(.100)	(.130)	(.120)
Total distributions	(.198)	(.353)	(.375)	(.303)
Net asset value, end of period	$7.35	$7.51	$7.48	$7.70
Total ReturnB,C	49%	5.24%	2.04%	7.14%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.50%A	.59%	.64%	.56%A
Expenses net of fee waivers, if any	50%A	.59%	.64%	.56%A
Expenses net of all reductions	50%A	.59%	.64%	.56%A
Net investment income	4.09%A	3.40%	3.15%	3.96%A
Supplemental Data
Net assets, end of period
(000 omitted)	$22,081	$16,084	$2,840	$275
Portfolio turnover rate	108%A	227%	238%	276%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start- up periods may not be representative of longer- term operating periods. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institu tional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

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1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$32,542
Unrealized depreciation	(122,121)
Net unrealized appreciation (depreciation)	(89,579)
Cost for federal income tax purposes	$8,286,863

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,347,967 and $644,144, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

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4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$21	$—
Class T	0%	.25%	65	1
Class B	65%	.25%	42	30
Class C	75%	.25%	37	9
			$165	$40

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$10
Class T	2
Class B*	11
Class C*	3
$26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC and FSC receive account fees and asset based fees that vary accord ing to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees for Investment Grade Bond shares include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$28	.20*
Class T	59	.22*
Class B	12	.25*
Class C	9	.24*
Investment Grade Bond	3,897	.11*
Institutional Class	14	.14*
	$4,019
* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month. Effective June 1, 2005, FMR pays these fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees, or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

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4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19,649 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $7. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class T	1
Investment Grade Bond	183
$184

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	October 31,	April 30,
	2005	2005
From net investment income
Class A	$502	$869
Class T	918	1,202
Class B	132	205
Class C	102	169
Investment Grade Bond	136,940	208,879
Institutional Class	373	353
Total	$138,967	$211,677
From net realized gain
Class A	$227	$318
Class T	366	496
Class B	66	112
Class C	55	96
Investment Grade Bond	50,155	79,525
Institutional Class	126	104
Total	$50,995	$80,651

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9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	October 31,	April 30,	October 31,	April 30,
	2005	2005	2005	2005
Class A
Shares sold	2,125	3,493	$15,866	$26,275
Reinvestment of
distributions	66	65	492	490
Shares redeemed	(2,563)	(2,416)	(19,113)	(18,200)
Net increase (decrease) .	(372)	1,142	$(2,755)	$8,565
Class T
Shares sold	1,943	3,871	$14,513	$29,055
Reinvestment of
distributions	170	225	1,271	1,687
Shares redeemed	(1,051)	(1,686)	(7,830)	(12,629)
Net increase (decrease) .	1,062	2,410	$7,954	$18,113
Class B
Shares sold	289	306	$2,162	$2,293
Reinvestment of
distributions	22	35	162	262
Shares redeemed	(161)	(335)	(1,200)	(2,511)
Net increase (decrease) .	150	6	$1,124	$44
Class C
Shares sold	449	397	$3,362	$2,982
Reinvestment of
distributions	18	31	136	234
Shares redeemed	(332)	(443)	(2,471)	(3,318)
Net increase (decrease) .	135	(15)	$1,027	$(102)
Investment Grade Bond
Shares sold	128,361	201,524	$958,566	$1,513,409
Reinvestment of
distributions	24,571	37,730	183,733	282,446
Shares redeemed	(51,998)	(111,431)	(387,947)	(835,079)
Net increase (decrease) .	100,934	127,823	$754,352	$960,776
Institutional Class
Shares sold	978	1,969	$7,289	$14,872
Reinvestment of
distributions	60	58	446	438
Shares redeemed	(174)	(266)	(1,297)	(1,998)
Net increase (decrease) .	864	1,761	$6,438	$13,312

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Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to share holders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/12/05	12/9/05	$.015

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

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management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

61 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Fidelity Investment Grade Bond Fund (retail class), and Institutional Class ranked below its competitive median for 2004, and the total expenses of Class C ranked above its competi tive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b 1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced each class’s total expenses by 10 basis points and the total expenses of Class C would have ranked below the median.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the “class level” transfer agent fee for Fidelity Investment Grade Bond Fund (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Investment Grade Bond Fund (retail class) to 45 basis points. These new contractual arrangements may not be increased without Board approval. The fund’s Advisor classes continue to be subject to different class level expenses (transfer agent fees and 12b 1 fees).

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the total fund level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest

Semiannual Report

62

management fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

63 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in each class’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

64

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of October 31, 2005 which are a direct or indirect investments of Fidelity Investment Grade Bond. These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

65 Semiannual Report

Fidelity Specialized High Income Central Investment Portfolio
Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 97.0%
	Principal	Value
	Amount
Aerospace – 3.4%
L 3 Communications Corp.:
5.875% 1/15/15	$ 2,000,000	$ 1,900,000
6.375% 10/15/15 (a)	3,000,000	2,962,500
7.625% 6/15/12	1,000,000	1,045,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,077,500
		6,985,000
Air Transportation – 0.4%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	870,000	787,350
Automotive 1.2%
Ford Motor Credit Co.:
6.625% 6/16/08	1,210,000	1,160,334
7.26% 11/2/07 (b)	690,000	685,683
General Motors Acceptance Corp. 6.875% 9/15/11	150,000	145,443
Navistar International Corp. 7.5% 6/15/11	500,000	470,000
		2,461,460
Building Materials – 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	1,993,500
Cable TV 5.0%
EchoStar DBS Corp. 5.75% 10/1/08	8,500,000	8,319,370
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,980,000
		10,299,370
Capital Goods 1.2%
Leucadia National Corp. 7% 8/15/13	2,500,000	2,512,500
Chemicals – 3.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	757,800
10.125% 9/1/08	2,155,000	2,327,400
Millennium America, Inc. 9.25% 6/15/08	1,000,000	1,072,500
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,779,313
7.5469% 11/15/13 (a)(b)	450,000	455,063
		7,392,076
Consumer Products – 0.9%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,900,000
Diversified Media – 1.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,406,898
8.5% 7/15/29	1,000,000	953,458
		2,360,356

Semiannual Report 66

Nonconvertible Bonds continued
	Principal	Value
	Amount
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	$4,000,000	$ 4,000,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	556,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,070,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,195,000
TECO Energy, Inc. 5.6931% 5/1/10 (b)	2,000,000	2,020,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,167,500
		15,008,750
Energy – 8.1%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	1,970,000
6.875% 1/15/16	3,000,000	3,015,000
7.5% 6/15/14	1,000,000	1,060,000
7.75% 1/15/15	2,000,000	2,115,000
Kerr-McGee Corp. 6.95% 7/1/24	2,265,000	2,318,440
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,040,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,488,750
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,772,000
		16,779,190
Environmental – 0.5%
Allied Waste North America, Inc. 5.75% 2/15/11	1,105,000	1,030,413
Food and Drug Retail – 0.1%
Stater Brothers Holdings, Inc. 7.37% 6/15/10 (b)	300,000	294,750
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	2,970,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,015,000
7.75% 5/15/13	1,000,000	1,047,500
		5,032,500
Gaming – 10.4%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (a)(b)	150,000	151,313
8% 11/15/13 (a)	250,000	251,875
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,172,500
MGM MIRAGE:
6% 10/1/09	6,000,000	5,895,000
6.625% 7/15/15 (a)	1,000,000	966,250
6.75% 9/1/12	1,000,000	992,500

67	Semiannual Report
Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Gaming – continued
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	$500,000	$483,750
6.375% 7/15/09	5,000,000	5,000,000
7.125% 8/15/14	1,000,000	1,025,000
8% 4/1/12	1,000,000	1,045,000
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	510,625
7.25% 5/1/12	1,000,000	1,021,250
Station Casinos, Inc. 6.875% 3/1/16 (a)	2,000,000	2,020,000
		21,535,063
Healthcare 4.8%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)	1,000,000	988,750
6.375% 8/15/15 (a)	2,000,000	1,975,000
Omega Healthcare Investors, Inc. 7% 4/1/14	1,000,000	1,005,000
PerkinElmer, Inc. 8.875% 1/15/13	1,000,000	1,117,500
Senior Housing Properties Trust 8.625% 1/15/12	1,725,000	1,897,500
Service Corp. International (SCI) 7% 6/15/17 (a)	3,000,000	2,970,000
		9,953,750
Homebuilding/Real Estate – 6.4%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)	3,000,000	2,902,500
8.125% 6/1/12	2,000,000	2,040,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	940,000
KB Home 7.75% 2/1/10	4,500,000	4,590,000
Standard Pacific Corp. 5.125% 4/1/09	200,000	186,000
WCI Communities, Inc. 6.625% 3/15/15	3,000,000	2,595,000
		13,253,500
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,165,000
Host Marriott LP 7.125% 11/1/13	1,000,000	1,011,250
ITT Corp. 7.375% 11/15/15	1,875,000	1,989,844
		6,166,094
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,095,000	3,226,538
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	1,000,000	920,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,210,656
		6,357,194

Semiannual Report

68

Nonconvertible Bonds continued
	Principal	Value
	Amount
Metals/Mining – 4.2%
Arch Western Finance LLC 6.75% 7/1/13	$3,000,000	$ 3,030,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	1,960,000
Southern Peru Copper Corp. 6.375% 7/27/15 (a)	870,000	850,572
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,902,500
		8,743,072
Paper 4.1%
Catalyst Paper Corp. 8.625% 6/15/11	2,000,000	1,980,000
Georgia-Pacific Corp.:
8% 1/15/14	2,000,000	2,150,000
8% 1/15/24	1,000,000	1,065,000
8.875% 2/1/10	2,000,000	2,205,000
9.375% 2/1/13	1,000,000	1,105,000
		8,505,000
Publishing/Printing – 1.2%
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	375,000	422,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	2,000,000	1,990,000
		2,412,813
Services – 1.2%
Corrections Corp. of America:
6.25% 3/15/13	160,000	157,800
7.5% 5/1/11	285,000	295,474
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,045,000
		2,498,274
Shipping – 2.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,028,600
8.25% 3/15/13	1,000,000	1,067,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,132,500
		4,228,600
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,095,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,378,563
8% 10/1/12 (a)	1,810,000	1,744,388
		3,122,951
Technology – 10.3%
Flextronics International Ltd. 6.25% 11/15/14	150,000	145,125

69	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
Freescale Semiconductor, Inc.:
6.875% 7/15/11	$5,000,000	$ 5,162,500
7.125% 7/15/14	1,000,000	1,047,500
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,700,000	1,674,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,500,000	1,635,000
STATS ChipPAC Ltd. 7.5% 7/19/10	4,000,000	4,010,000
Unisys Corp. 8% 10/15/12	1,000,000	875,000
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,150,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,060,000
9.75% 1/15/09	435,000	485,569
		21,245,194
Telecommunications – 7.4%
American Towers, Inc. 7.25% 12/1/11	500,000	523,750
Innova S. de R.L. 9.375% 9/19/13	690,000	761,588
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,586,200
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,055,000
8.875% 3/15/12	2,000,000	2,195,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,200,000
9.625% 5/1/11	2,000,000	2,300,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,218,750
7.5% 6/15/23	500,000	467,500
		15,307,788
Textiles & Apparel – 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,215,000	1,208,925
TOTAL NONCONVERTIBLE BONDS
(Cost $203,981,719)		200,470,433

Semiannual Report

70

Cash Equivalents 1.8%
	Maturity	Value
	Amount

Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.95%,
dated 10/31/05 due 11/1/05)
(Cost $3,720,000)	$ 3,720,408	$ 3,720,000

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $207,701,719)		204,190,433

NET OTHER ASSETS – 1.2%		2,389,187

NET ASSETS 100%		$206,579,620

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $44,518,099 or
21.6% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.9%
Canada	7.6%
Singapore	2.1%
Chile	1.9%
Mexico	1.9%
Luxembourg	1.6%
United Kingdom	1.4%
Others (individually less than 1%) .	0.6%
100.0%

71 Semiannual Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

Semiannual Report 72

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

73 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

Semiannual Report

74

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

75 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

Semiannual Report

76

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

77 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

Semiannual Report

78

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

79 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

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80

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

81	Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

Semiannual Report

82

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

83 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

Semiannual Report

84

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

85 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

Semiannual Report 86

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$ 1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

87		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$ 1,321,545	$1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

Semiannual Report 88

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

89	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

Semiannual Report 90

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

91		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

Semiannual Report

92

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

93 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

Semiannual Report

94

Commercial Mortgage Securities continued
		Principal	Value
		Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)		$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)		4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)		2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)		2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)		2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)		1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)		1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)		750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d)	.	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)		5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)		3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)		1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)		505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)		715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35		216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)		149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)		4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)		8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)		11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)		4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)		4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d)	.	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)		6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)		525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)		1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)		1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)		1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)		870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)		695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)		525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)		4,686,084	4,686,077

95 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

Semiannual Report

96

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000

Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$ 7,072,881,824

97	Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

Semiannual Report

98

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

99 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

Semiannual Report 100

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

101 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

AIGBI-USAN-1205 1.784860.102

Fidelity® Short-Term Bond Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to
		shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s
		investments with their market values.
Financial Statements	39	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	43	Notes to the financial statements.
Board Approval of	50
Investment Advisory
Contracts and Management
Fees
Central Fund Investments	59	Complete list of investments for
		Fidelity’s fixed-income central funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to op erate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,010.20	$2.38**
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.84	$2.40**

* Expenses are equal to the Fund’s annualized expense ratio of .47%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

** If contractual expense limitations, effective June 1, 2005, had been in effect during the entire period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.28 and $2.29, respectively.

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	2.9	2.7

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	1.7	1.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Semiannual Report 6

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 21.7%
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.1%
Auto Components 0.2%
DaimlerChrysler NA Holding Corp. 4.43% 5/24/06 (d)	$8,000	$8,020
Media – 1.9%
British Sky Broadcasting Group PLC (BSkyB) yankee
7.3% 10/15/06	11,690	11,945
Continental Cablevision, Inc.:
8.3% 5/15/06	7,950	8,097
9% 9/1/08	20,700	22,736
Cox Communications, Inc.:
3.875% 10/1/08	10,150	9,785
6.4% 8/1/08	3,170	3,230
7.75% 8/15/06	8,445	8,623
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,931
Liberty Media Corp.:
5.37% 9/17/06 (d)	12,107	12,190
7.75% 7/15/09	3,900	4,064
7.875% 7/15/09	5,000	5,231
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,435
3.875% 10/15/08	3,865	3,707
		97,974

TOTAL CONSUMER DISCRETIONARY		105,994

CONSUMER STAPLES 0.8%
Food Products 0.5%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,442
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,128
		21,570
Tobacco 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,635
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,023
		15,658

TOTAL CONSUMER STAPLES		37,228

ENERGY 2.0%
Energy Equipment & Services – 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,189

See accompanying notes which are an integral part of the financial statements.

7		Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.9%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	$7,435	$7,307
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	9,244	9,033
Duke Capital LLC:
4.37% 3/1/09	9,565	9,324
7.5% 10/1/09	9,800	10,546
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,288
4.625% 10/15/09	11,730	11,378
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,134
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,334
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	5,775	5,718
4.633% 6/15/10 (a)	3,470	3,436
		91,498

TOTAL ENERGY		97,687

FINANCIALS – 7.5%
Capital Markets 0.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	14,750	14,201
4.25% 9/4/12 (d)	7,460	7,366
Goldman Sachs Group LP 7.2% 11/1/06 (a)	1,500	1,534
Lehman Brothers Holdings, Inc.:
4% 1/22/08	3,260	3,202
6.625% 2/5/06	1,000	1,005
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,721
Morgan Stanley:
3.625% 4/1/08	425	413
5.8% 4/1/07	1,500	1,518
		35,960
Commercial Banks – 0.7%
Bank of America Corp.:
7.125% 9/15/06	8,850	9,021
7.4% 1/15/11	485	535
Bank One Corp. 6% 8/1/08	4,700	4,833
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Korea Development Bank:
3.875% 3/2/09	$12,600	$12,118
4.75% 7/20/09	5,500	5,427
		36,492
Consumer Finance – 1.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,162
Ford Motor Credit Co.:
4.95% 1/15/08	8,360	7,840
6.5% 1/25/07	35,400	34,980
Household Finance Corp.:
4.125% 12/15/08	4,170	4,067
4.75% 5/15/09	8,978	8,880
Household International, Inc. 8.875% 2/15/08	10,500	10,621
HSBC Finance Corp. 4.125% 3/11/08	15,855	15,591
		87,141
Diversified Financial Services – 0.2%
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,111
Prime Property Funding II 6.25% 5/15/07 (a)	6,000	6,116
		11,227
Insurance – 0.6%
The Chubb Corp. 4.934% 11/16/07	15,345	15,341
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,164
5.75% 3/15/07	3,818	3,855
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,745
		29,105
Real Estate 2.7%
AMB Property LP 7.2% 12/15/05	5,040	5,056
Arden Realty LP 8.5% 11/15/10	7,855	8,934
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,264
Brandywine Operating Partnership LP 4.5% 11/1/09	3,880	3,747
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,337
7.2% 6/15/07	6,690	6,905
Camden Property Trust:
4.375% 1/15/10	5,440	5,222
5.875% 6/1/07	3,305	3,341
CarrAmerica Realty Corp. 5.25% 11/30/07	13,715	13,700

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Colonial Properties Trust:
4.75% 2/1/10	$5,005	$4,854
7% 7/14/07	4,784	4,923
Developers Diversified Realty Corp.:
3.875% 1/30/09	9,275	8,896
5% 5/3/10	4,910	4,829
7% 3/19/07	7,905	8,068
EOP Operating LP:
6.763% 6/15/07	8,650	8,868
7.75% 11/15/07	3,100	3,266
8.375% 3/15/06	5,700	5,778
JDN Realty Corp. 6.95% 8/1/07	3,215	3,289
Simon Property Group LP:
4.6% 6/15/10	4,260	4,160
4.875% 8/15/10	9,810	9,668
6.875% 11/15/06	14,862	15,012
		137,117
Thrifts & Mortgage Finance – 0.8%
Countrywide Home Loans, Inc.:
4.35% 6/2/06 (d)	5,250	5,261
5.5% 8/1/06	735	739
5.625% 5/15/07	3,765	3,804
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	15,000	15,144
Washington Mutual, Inc. 4.375% 1/15/08	14,450	14,292
		39,240

TOTAL FINANCIALS		376,282

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,416
Air Freight & Logistics – 0.0%
Federal Express Corp. pass thru trust certificates 7.53%
9/23/06	530	534
Airlines – 0.7%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	2,193	2,199
6.978% 10/1/12	396	395
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$11,800	$11,665
7.056% 3/15/11	2,110	2,114
Delta Air Lines, Inc. pass thru trust certificates 7.379%
5/18/10	4,072	3,970
United Airlines pass thru Certificates:
6.071% 9/1/14	5,412	5,235
6.201% 3/1/10	1,510	1,462
6.602% 9/1/13	6,785	6,622
		33,662
Industrial Conglomerates – 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	16,640	16,750

TOTAL INDUSTRIALS		61,362

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.5%
Motorola, Inc. 4.608% 11/16/07	24,000	23,880

MATERIALS 0.1%
Containers & Packaging – 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	4,365	4,588
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	1,970	1,905

TOTAL MATERIALS		6,493

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.2%
BellSouth Corp. 4.2% 9/15/09	7,115	6,900
British Telecommunications PLC 7.875% 12/15/05	19,385	19,461
France Telecom SA 7.2% 3/1/06	12,520	12,627
Koninklijke KPN NV yankee 8% 10/1/10	11,650	12,990
Sprint Capital Corp. 6% 1/15/07	11,760	11,910
Telecom Italia Capital 4% 11/15/08	31,210	30,197
Telefonos de Mexico SA de CV:
4.5% 11/19/08	9,265	9,064
4.75% 1/27/10	12,910	12,618
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,807

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp.:
6.125% 6/15/07	$12,295	$12,536
7.25% 12/1/10	13,925	15,102
		160,212
Wireless Telecommunication Services – 0.7%
ALLTEL Corp. 4.656% 5/17/07	15,110	15,036
America Movil SA de CV 4.125% 3/1/09	17,610	16,984
AT&T Wireless Services, Inc. 7.35% 3/1/06	4,900	4,942
		36,962

TOTAL TELECOMMUNICATION SERVICES		197,174

UTILITIES – 3.6%
Electric Utilities – 1.9%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,942
Exelon Corp. 4.45% 6/15/10	14,150	13,608
FirstEnergy Corp. 5.5% 11/15/06	21,660	21,785
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,619
Monongahela Power Co. 5% 10/1/06	5,685	5,685
Progress Energy, Inc.:
5.85% 10/30/08	4,000	4,070
6.75% 3/1/06	11,435	11,507
7.1% 3/1/11	9,715	10,396
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,909
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,559
		92,080
Gas Utilities 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,858
Independent Power Producers & Energy Traders – 0.4%
Constellation Energy Group, Inc.:
6.125% 9/1/09	11,680	12,010
6.35% 4/1/07	5,025	5,120
Duke Capital LLC 4.331% 11/16/06	4,805	4,767
		21,897
Multi-Utilities – 1.2%
Dominion Resources, Inc. 4.125% 2/15/08	9,925	9,748
DTE Energy Co.:
5.63% 8/16/07	11,380	11,479
6.45% 6/1/06	7,310	7,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Multi-Utilities – continued
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	$4,180	$4,149
NiSource, Inc. 3.628% 11/1/06	6,050	5,969
PSEG Funding Trust I 5.381% 11/16/07	9,900	9,937
Sempra Energy:
4.621% 5/17/07	8,070	8,027
4.75% 5/15/09	4,475	4,394
		61,081

TOTAL UTILITIES		179,916

TOTAL NONCONVERTIBLE BONDS
(Cost $1,102,038)		1,086,016

U.S. Government and Government Agency Obligations 17.7%

U.S. Government Agency Obligations 6.2%
Fannie Mae:
3.125% 12/15/07	19,960	19,343
3.25% 8/15/08	12,882	12,410
6% 5/15/08	145,292	149,897
Federal Home Loan Bank 4.25% 4/16/07	44,000	43,773
Freddie Mac 2.7% 3/16/07	84,000	81,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		307,288
U.S. Treasury Inflation Protected Obligations 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	43,704	46,787
U.S. Treasury Obligations – 10.6%
U.S. Treasury Bonds 12% 8/15/13	61,275	73,343
U.S. Treasury Notes:
3.375% 2/15/08	250,000	244,416
3.625% 6/30/07 (c)	9,872	9,750
3.75% 5/15/08	181,500	178,629
3.875% 7/31/07	26,246	26,024

TOTAL U.S. TREASURY OBLIGATIONS		532,162

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $901,907)		886,237

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities 7.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 6.2%
3.472% 4/1/34 (d)	$1,697	$1,686
3.739% 1/1/35 (d)	1,245	1,222
3.752% 10/1/33 (d)	739	721
3.771% 12/1/34 (d)	866	849
3.787% 12/1/34 (d)	230	226
3.794% 6/1/34 (d)	3,433	3,316
3.815% 1/1/35 (d)	803	790
3.819% 6/1/33 (d)	621	609
3.838% 1/1/35 (d)	2,243	2,217
3.869% 1/1/35 (d)	1,311	1,303
3.875% 6/1/33 (d)	3,361	3,305
3.913% 12/1/34 (d)	733	730
3.917% 10/1/34 (d)	989	980
3.953% 11/1/34 (d)	1,597	1,585
3.964% 1/1/35 (d)	1,031	1,020
3.968% 5/1/33 (d)	257	253
3.976% 5/1/34 (d)	289	293
3.98% 12/1/34 (d)	982	975
3.997% 1/1/35 (d)	632	626
3.998% 12/1/34 (d)	789	783
4.008% 12/1/34 (d)	5,225	5,193
4.014% 2/1/35 (d)	751	741
4.018% 12/1/34 (d)	518	513
4.026% 1/1/35 (d)	365	361
4.026% 2/1/35 (d)	679	670
4.031% 1/1/35 (d)	1,433	1,419
4.055% 10/1/18 (d)	728	715
4.064% 4/1/33 (d)	274	271
4.064% 1/1/35 (d)	666	656
4.067% 12/1/34 (d)	1,474	1,463
4.091% 1/1/35 (d)	1,462	1,445
4.102% 2/1/35 (d)	481	476
4.107% 2/1/35 (d)	510	506
4.111% 1/1/35 (d)	1,467	1,449
4.112% 2/1/35 (d)	2,682	2,656
4.116% 2/1/35 (d)	1,316	1,300
4.125% 1/1/35 (d)	1,467	1,460
4.128% 1/1/35 (d)	2,568	2,539
4.133% 11/1/34 (d)	1,233	1,223
4.134% 2/1/35 (d)	1,637	1,626
4.144% 1/1/35 (d)	2,105	2,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.15% 2/1/35 (d)	$1,276	$1,264
4.172% 1/1/35 (d)	2,788	2,764
4.174% 1/1/35 (d)	1,194	1,182
4.183% 11/1/34 (d)	367	365
4.19% 1/1/35 (d)	1,606	1,574
4.222% 3/1/34 (d)	678	671
4.237% 10/1/34 (d)	2,010	2,013
4.25% 2/1/35 (d)	803	786
4.291% 8/1/33 (d)	1,589	1,574
4.294% 1/1/35 (d)	923	912
4.296% 3/1/35 (d)	741	736
4.298% 7/1/34 (d)	676	676
4.311% 5/1/35 (d)	1,120	1,106
4.313% 2/1/35 (d)	464	459
4.315% 3/1/33 (d)	396	389
4.315% 1/1/35 (d)	759	748
4.333% 12/1/34 (d)	533	532
4.347% 1/1/35 (d)	787	772
4.367% 2/1/34 (d)	1,890	1,868
4.367% 4/1/35 (d)	495	489
4.402% 2/1/35 (d)	1,224	1,202
4.414% 5/1/35 (d)	2,273	2,252
4.447% 3/1/35 (d)	1,114	1,097
4.453% 10/1/34 (d)	4,293	4,281
4.454% 4/1/34 (d)	1,238	1,223
4.483% 1/1/35 (d)	1,260	1,254
4.485% 8/1/34 (d)	2,497	2,471
4.496% 3/1/35 (d)	2,491	2,448
4.501% 5/1/35 (d)	764	754
4.525% 3/1/35 (d)	2,224	2,190
4.53% 8/1/34 (d)	1,545	1,541
4.55% 2/1/35 (d)	5,243	5,217
4.554% 7/1/35 (d)	2,800	2,781
4.558% 2/1/35 (d)	828	818
4.584% 2/1/35 (d)	7,381	7,270
4.603% 2/1/35 (d)	542	542
4.605% 2/1/35 (d)	2,426	2,395
4.652% 11/1/34 (d)	2,716	2,688
4.68% 11/1/34 (d)	2,823	2,789
4.707% 3/1/35 (d)	6,753	6,734
4.734% 3/1/35 (d)	1,317	1,304

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.736% 7/1/34 (d)	$2,328	$2,315
4.815% 12/1/34 (d)	2,198	2,183
4.821% 12/1/32 (d)	1,116	1,115
4.848% 12/1/34 (d)	892	885
5.121% 5/1/35 (d)	5,376	5,397
5.204% 6/1/35 (d)	3,990	4,011
5.297% 9/1/35 (d)	1,534	1,521
5.5% 3/1/13 to 5/1/25	92,291	92,711
6.5% 5/1/06 to 3/1/35	61,059	62,968
7% 10/1/12 to 5/1/32	7,431	7,762
7% 11/1/20 (b)	1,213	1,265
7.5% 6/1/12 to 11/1/31	559	587
11.5% 11/1/15	235	260

TOTAL FANNIE MAE		309,371
Freddie Mac – 1.2%
4.078% 12/1/34 (d)	829	818
4.109% 12/1/34 (d)	1,217	1,202
4.192% 1/1/35 (d)	1,240	1,226
4.289% 3/1/35 (d)	1,086	1,076
4.297% 5/1/35 (d)	1,890	1,871
4.309% 12/1/34 (d)	1,146	1,125
4.326% 1/1/35 (d)	2,850	2,814
4.362% 3/1/35 (d)	1,647	1,615
4.385% 2/1/35 (d)	2,466	2,455
4.388% 2/1/35 (d)	2,192	2,149
4.445% 3/1/35 (d)	1,074	1,051
4.446% 2/1/34 (d)	1,233	1,219
4.479% 6/1/35 (d)	1,561	1,543
4.487% 3/1/35 (d)	3,084	3,024
4.493% 3/1/35 (d)	7,414	7,303
4.495% 3/1/35 (d)	1,241	1,217
4.56% 2/1/35 (d)	1,784	1,757
5.027% 4/1/35 (d)	6,262	6,248
5.237% 8/1/33 (d)	497	504
5.5% 7/1/23 to 4/1/24	18,301	18,197
8.5% 5/1/27 to 7/1/28	704	765
12% 11/1/19	51	56

TOTAL FREDDIE MAC		59,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Government National Mortgage Association 0.1%
7% 11/15/27 to 8/15/32		$7,884	$8,296
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $382,232)			376,902

Asset Backed Securities 20.5%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33		5,302	5,079
Series 2003-3 Class A1, 4.46% 1/25/34		5,047	4,858
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)		6,691	6,701
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)		2,885	2,893
ACE Securities Corp.:
Series 2003-HE1:
Class A2, 4.4475% 11/25/33 (d)		1,665	1,666
Class M1, 4.6875% 11/25/33 (d)		1,965	1,972
Class M2, 5.7375% 11/25/33 (d)		1,228	1,244
Series 2004-HE1 Class A2B, 4.4875% 2/25/34 (d)		2,974	2,974
Aesop Funding II LLC Series 2005-1A Class A1, 3.95%
4/20/08 (a)		8,000	7,840
American Express Credit Account Master Trust Series
2004-C Class C, 4.47% 2/15/12 (a)(d)		10,619	10,644
AmeriCredit Automobile Receivables Trust:
Series 2003-CF Class A4, 3.48% 5/6/10		8,465	8,360
Series 2004-1:
Class A3, 3.22% 7/6/08		3,975	3,949
Class B, 3.7% 1/6/09		675	665
Class C, 4.22% 7/6/09		720	709
Class D, 5.07% 7/6/10		5,065	5,017
Series 2004-CA Class A4, 3.61% 5/6/11		2,505	2,441
Series 2005-1 Class D, 5.04% 5/6/11		9,500	9,404
Series 2005-CF Class A4, 4.63% 6/6/12		11,130	11,039
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 4.7475% 9/25/32 (d)		6,260	6,263
Series 2003-7 Class M1, 4.8875% 8/25/33 (d)		2,945	2,987
Series 2004-R10 Class M1, 4.7375% 11/25/34 (d)	.	5,485	5,518
Series 2004-R11 Class M1, 4.6975% 11/25/34 (d)	.	8,015	8,054
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)		1,495	1,499
Series 2002-BC7 Class M1, 4.8375% 10/25/32 (d)	.	6,600	6,619
ARG Funding Corp. Series 2005-1A Class A1, 4.02%
4/20/09 (a)		15,900	15,606

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 4.4875% 9/25/33 (d)	$242	$243
Class AV2, 4.4375% 9/25/33 (d)	116	116
Class M2, 5.8375% 9/25/33 (d)	14,400	14,819
Series 2003-W6 Class AV2, 4.4075% 1/25/34 (d)	1,927	1,929
Series 2003-W7:
Class A2, 4.4275% 3/1/34 (d)	3,521	3,528
Class M1, 4.7275% 3/1/34 (d)	11,700	11,778
Series 2003-W9 Class M1, 4.7275% 3/25/34 (d)	8,200	8,246
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,990	3,995
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (d)	11	11
Series 2003-HE5 Class A2B, 4% 8/15/33	817	811
Series 2003-HE7 Class A3, 4.33% 12/15/33 (d)	3,319	3,331
Series 2004-HE3 Class M2, 5.1575% 6/25/34 (d)	3,325	3,365
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	7,116	7,124
Class M2, 4.5375% 3/25/35 (d)	1,780	1,785
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	12,400	12,402
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	6,945	6,960
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,032	5,046
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 4.6875% 9/25/34 (d)	7,205	7,216
Class M2, 5.2375% 9/25/34 (d)	3,570	3,569
BMW Vehicle Owner Trust Series 2005-A Class B,
4.42% 4/25/11	3,965	3,920
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,083	2,060
Series 2005-1 Class B, 4.345% 6/15/10 (d)	4,675	4,701
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	6,851	6,845
Series 2005-A Class A3, 4.28% 7/15/09	8,180	8,109
Series 2005 BSS:
Class B, 4.32% 5/15/10	5,385	5,291
Series D, 4.8% 9/15/12	4,585	4,468
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,500	5,501
Series 2001-1 Class B, 4.48% 12/15/10 (d)	8,715	8,774
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	$20,015	$20,091
Capital One Prime Auto Receivable Trust Series 2005-1
Class B, 4.58% 8/15/12	7,118	6,999
CDC Mortgage Capital Trust Series 2002-HE2 Class M1,
4.7375% 1/25/33 (d)	4,639	4,652
Chase Credit Card Master Trust Series 2003-6 Class B,
4.32% 2/15/11 (d)	9,850	9,923
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (d)	4,125	4,125
Chase Issuance Trust Series 2004-C3 Class C3, 4.44%
6/15/12 (d)	13,025	13,086
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	13,600	13,730
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	12,200	12,458
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	7,621	7,622
CNH Eqipment Trust Series 2005-B Class B, 4.57%
7/16/12	3,195	3,113
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 4.2875% 7/25/34 (d)	4,632	4,635
Class M1, 4.5375% 5/25/34 (d)	5,200	5,209
Series 2004-3 Class 3A4, 4.2875% 8/25/34 (d)	7,614	7,620
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,971	1,973
Class M1, 4.5175% 7/25/34 (d)	3,650	3,661
Class M2, 4.5675% 6/25/34 (d)	4,405	4,409
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A
Class C, 5.074% 6/15/35 (a)	3,662	3,562
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class A2, 4.3875% 4/25/34 (d)	1,428	1,428
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,815
Discover Card Master Trust I Series 2003-4 Class B1,
4.3% 5/16/11 (d)	8,065	8,110
Diversified REIT Trust Series 2000-1A Class A2, 6.971%
3/8/10 (a)	5,800	6,047
Drive Auto Receivables Trust Series 2005-1 Class A3,
3.75% 4/15/09 (a)	4,020	3,959
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.2875% 5/28/35 (d)	6,370	6,365
Class AB3, 4.4295% 5/28/35 (d)	4,212	4,214

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5: – continued
Class AB8, 4.3875% 5/28/35 (d)	$4,174	$4,176
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	12,045	12,130
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,558
Class B, 3.88% 1/15/10	2,230	2,167
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 4.4875% 2/25/34 (d)	750	750
Class M2, 4.5375% 2/25/34 (d)	800	801
Series 2004-A Class M2, 5.1875% 1/25/34 (d)	5,150	5,215
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	9,730	9,785
Series 2004 D:
Class M4, 4.9875% 11/25/34 (d)	1,160	1,166
Class M5, 5.0375% 11/25/34 (d)	965	970
Series 2005-A Class 2A2, 4.2775% 2/25/35 (d)	12,430	12,443
Greenpoint Credit LLC Series 2001-1 Class 1A, 4.34%
4/20/32 (d)	3,771	3,761
GSAMP Trust:
Series 2002-NC1 Class A2, 4.3575% 7/25/32 (d)	26	26
Series 2003-HE1 Class M2, 5.9% 6/20/33 (d)	9,268	9,432
Series 2003-HE2 Class M1, 4.6875% 8/25/33 (d)	2,985	2,998
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	13,150	13,150
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	11,500	11,464
Harwood Street Funding I LLC Series 2004-1A Class
CTFS, 6% 9/20/09 (a)(d)	14,800	14,800
Home Equity Asset Trust:
Series 2002-2 Class A4, 4.3875% 6/25/32 (d)	33	33
Series 2002-5 Class A3, 4.5575% 5/25/33 (d)	455	456
Series 2003-3 Class A4, 4.4975% 2/25/33 (d)	2	2
Series 2003-5 Class A2, 4.3875% 12/25/33 (d)	2,701	2,710
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	4,188	4,197
Series 2003-8 Class M1, 4.7575% 4/25/34 (d)	3,860	3,886
Series 2004-1 Class M2, 5.2375% 6/25/34 (d)	3,075	3,100
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	2,590	2,590
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,035	2,044
Class M2, 5.2375% 8/25/34 (d)	2,220	2,259
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	5,491	5,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Household Automotive Trust Series 2004-1 Class A4,
3.93% 7/18/11	$4,630	$4,522
Household Home Equity Loan Trust:
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,036	2,037
Series 2003-2 Class M, 4.58% 9/20/33 (d)	1,102	1,105
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 4.6% 6/20/33 (d)	1,820	1,822
Series 2004-HC1 Class A, 4.35% 2/20/34 (d)	3,508	3,517
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 4.52% 1/18/11 (d)	5,900	5,928
Series 2002-3 Class B, 5.22% 9/15/09 (d)	6,750	6,751
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,094	2,095
Class M2, 4.49% 1/20/35 (d)	1,570	1,570
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,164
Class C, 4.22% 2/15/12	720	708
Marriott Vacation Club Owner Trust Series 2005-2 Class
A, 4.6% 10/20/27 (a)(b)	5,880	5,895
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	7,800	7,807
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	23,897	23,933
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,252
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	19,400	19,475
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	8,000	8,043
Series 1998-G Class B, 4.37% 2/17/09 (d)	9,200	9,213
Series 2000-L Class B, 4.47% 4/15/10 (d)	3,350	3,371
Meritage Mortgage Loan Trust Series 2004-1 Class M1,
4.5375% 7/25/34 (d)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 4.6875% 7/25/34 (d) .	5,235	5,266
Series 2004-CB6 Class A1, 4.3675% 7/25/35 (d)	4,274	4,287
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800	2,824
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	4,642	4,657
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	5,522	5,534
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	470	472
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (a)(d)	2,937	2,953
Series 2003-NC1 Class M1, 5.0875% 11/25/32 (d) .	2,410	2,424
Series 2003-NC2 Class M2, 6.0375% 2/25/33 (d)	2,840	2,874

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
National Collegiate Funding LLC Series 2004-GT1 Class
IO1, 7.87% 6/25/10 (a)(d)(f)	$7,900	$2,550
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	7,415	3,678
Series 2005-2 Class AIO, 7.73% 3/25/12 (f)	4,760	1,485
Series 2005-3W Class AIO1, 4.8% 7/25/12 (f)	15,875	3,223
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	3,500	876
Navistar Financial Corp. Owner Trust Series 2005-A
Class A4, 4.43% 1/15/14	4,445	4,369
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7%
10/15/08	12,080	12,066
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	4,730	4,621
Northstar Education Finance, Inc., Delaware Series
2005-1 Class A5, 4.74% 10/1/45	6,550	6,550
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	3,118	3,115
Series 2005-A Class A3, 3.69% 5/15/09	3,435	3,387
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-4 Class A2A1, 4.19% 9/25/36 (d)	11,535	11,535
Park Place Securities NIM Trust Series 2004-WHQN2
Class A, 4% 2/25/35 (a)	3,377	3,344
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.1375% 1/25/35 (d)	7,490	7,630
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	2,590	2,612
Class M2, 4.7175% 9/25/34 (d)	1,545	1,554
Class M3, 5.2875% 9/25/34 (d)	2,950	2,981
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,216	5,228
Series 2004-WHQ2 Class A3E, 4.4575%
2/25/35 (d)	5,660	5,673
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	8,200	8,207
Residential Asset Mortgage Products, Inc.:
Series 2003 RZ2 Class A1, 3.6% 4/25/33	2,862	2,787
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	10,200	10,356
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	9,464	9,463
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	2,845	2,724
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1:
Class A2, 4.2875% 2/25/34 (d)	4,571	4,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1: – continued
Class M1, 4.5575% 2/25/34 (d)	$2,920	$2,923
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 4.07% 6/15/21 (d)	8,200	8,250
Series 2004 A:
Class B, 4.45% 6/15/33 (d)	2,100	2,132
Class C, 4.82% 6/15/33 (d)	4,915	5,015
Series 2004-B Class C, 4.74% 9/15/33 (d)	8,600	8,599
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41%
7/25/25	9,600	9,517
Structured Asset Securities Corp. Series 2005-5N Class
3A1A, 4.36% 11/25/35 (d)	11,780	11,780
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	11,595	11,586
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	5,350	5,359
Terwin Mortgage Trust Series 2003-4HE Class A1,
4.4675% 9/25/34 (d)	3,032	3,047
Triad Auto Receivables Owner Trust Series 2002-A Class
A4, 3.24% 8/12/09	6,613	6,553
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,346
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,706
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,659
Series 2004-4 Class D, 3.58% 5/17/12	3,247	3,191
Series 2005-1:
Class A3, 3.59% 10/19/09	13,515	13,307
Class D, 4.09% 8/15/12	2,787	2,745
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,194
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(b)(d)	12,500	12,500
World Omni Auto Receivables Trust Series 2005-A Class
A3, 3.54% 6/12/09	4,190	4,123
TOTAL ASSET BACKED SECURITIES
(Cost $1,029,410)		1,027,487

Collateralized Mortgage Obligations 11.7%

Private Sponsor 9.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.4375% 1/25/34 (d)	3,415	3,424

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)		$7,001	$7,019
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)		2,898	2,905
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)		13,435	13,420
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)		3,845	3,854
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)		10,201	10,207
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)		6,641	6,641
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17		3,658	3,654
Series 2002-32 Class 2A3, 5% 1/25/18		464	463
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	.	1,732	1,731
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)		2,411	2,406
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	.	3,135	3,141
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)		6,750	6,748
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)		5,200	5,196
Class M2, 4.305% 12/20/54 (d)		5,000	4,996
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 4.79% 3/20/44 (d)		4,125	4,138
Series 2004-2 Class 1C, 4.59% 6/20/44 (d)		2,609	2,613
Holmes Financing No. 8 PLC floater Series 2:
Class B, 4.32% 7/15/40 (d)		2,700	2,702
Class C, 4.87% 7/15/40 (d)		6,205	6,228
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		7,841	7,866
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,585	2,589
Series 2004-9:
Class M2, 4.6875% 1/25/35 (d)		2,894	2,905
Class M3, 4.0375% 1/25/35 (d)		2,144	2,148
Class M4, 5.0875% 1/25/35 (d)		1,094	1,097
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,521	2,519
Class M2, 4.5375% 4/25/35 (d)		4,403	4,400
Class M3, 4.5675% 4/25/35 (d)		1,082	1,081
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.4275% 9/26/45 (a)(d)		7,024	7,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	$1,418	$1,415
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (d)	5,435	5,517
MASTR Adjustable Rate Mortgages Trust floater Series
2005-1 Class 1A1, 4.3075% 3/25/35 (d)	8,861	8,871
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	8,709	8,753
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	11,219	11,220
Series 2004-B Class A2, 3.79% 6/25/29 (d)	6,777	6,764
Series 2004-C Class A2, 3.95% 7/25/29 (d)	9,999	9,972
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	7,190	7,192
Series 2005-B Class A2, 3.75% 7/25/30 (d)	7,352	7,340
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	39,444	440
Series 2003-G Class XA1, 1% 1/25/29 (f)	34,516	398
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	30,021	356
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	4,856	4,872
MortgageIT Trust floater Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,338	4,351
Class A2, 4.4875% 12/25/34 (d)	5,871	5,917
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	10,836	10,842
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	2,900	2,929
Permanent Financing No. 4 PLC floater Series 2:
Class C, 4.5538% 6/10/42 (d)	6,790	6,823
Class M, 4.1638% 6/10/42 (d)	1,620	1,619
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	4,302	4,352
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	3,716	3,695
Sequoia Mortgage Funding Trust Series 2003-A Class
AX1, 0.8% 10/21/08 (a)(f)	123,216	833
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	3,495	3,492
Series 2003-6 Class A2, 4.69% 11/20/33 (d)	6,873	6,871
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,115	8,113
Series 2004-2 Class A, 4.31% 3/20/34 (d)	3,568	3,569
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,530	8,500

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Sequoia Mortgage Trust: – continued
floater:
Series 2004-4 Class A, 4.62% 5/20/34 (d)	$7,382	$7,378
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	6,806	6,802
Series 2004-6 Class A3A, 4.6575% 6/20/35 (d)	5,214	5,210
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	6,881	6,880
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	5,504	5,454
Series 2003-8 Class X1, 0.6655% 1/20/34 (d)(f)	178,155	1,558
Series 2004-1 Class X1, 0.8% 2/20/34 (f)	43,159	316
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2005-10 Class A1, 4.2375% 6/25/35 (d)	5,877	5,877
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)	10,529	10,516
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)	8,000	8,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	1,149	1,178
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	7,205	6,993
Series 2004-M Class A3, 4.6924% 8/25/34 (d)	16,664	16,569
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (d)	27,941	27,382
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	21,067	20,666
Series 2005-AR4 Class 2A2, 4.5373% 4/25/35 (d) .	34,705	33,985
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (d)	32,652	32,187

TOTAL PRIVATE SPONSOR		465,082
U.S. Government Agency 2.4%
Fannie Mae planned amortization class Series
1993-187 Class L, 6.5% 7/25/23	7,382	7,533
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-16 Class PA, 4.5% 11/25/09	126	125
Series 2003-19 Class MJ, 4.25% 5/25/30	7,507	7,293
sequential pay Series 2001-40 Class Z, 6% 8/25/31 .	5,919	6,027
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	5,382	165
Freddie Mac sequential pay Series 2114 Class ZM, 6%
1/15/29	2,973	3,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	$1,483	$1,443
Series 1215 Class H, 7.5% 3/15/07	674	673
Series 2420 Class BE, 6.5% 12/15/30	471	470
Series 2443 Class TD, 6.5% 10/15/30	1,317	1,319
Series 2489 Class PD, 6% 2/15/31	4,516	4,549
Series 2535 Class PC, 6% 9/15/32	7,585	7,726
Series 2640 Class QG, 2% 4/15/22	1,920	1,861
Series 2660 Class ML, 3.5% 7/15/22	45,945	44,987
Series 2810 Class PD, 6% 6/15/33	5,685	5,779
sequential pay:
Series 2388 Class ZA, 6% 12/15/31	7,837	7,992
Series 2523 Class JB, 5% 6/15/15	6,436	6,448
Series 2609 Class UJ, 6% 2/15/17	7,423	7,625
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	293	293
Series 2002-5 Class PD, 6.5% 5/16/31	2,738	2,777

TOTAL U.S. GOVERNMENT AGENCY		118,101

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $587,265)		583,183

Commercial Mortgage Securities 9.8%

280 Park Avenue Trust floater Series 2001-280 Class
X1, 1.0109% 2/3/11 (a)(d)(f)	84,782	3,484
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	502	512
Series 1997-D5 Class PS1, 1.6354% 2/14/43 (d)(f) .	60,588	2,887
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64%
11/10/42	11,035	10,967
Series 2002-2 Class XP, 2.0162% 7/11/43 (a)(d)(f)	42,920	2,557
Series 2003-2 Class XP, 0.5168% 3/11/41 (a)(d)(f)	143,489	1,460
Series 2004-6 Class XP, 0.8051% 12/10/42 (d)(f)	56,727	1,344
Series 2005-4 Class XP, 0.2088% 7/10/45 (d)(f)	68,035	796

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class C, 4.44% 11/15/15 (a)(d)	$1,070	$1,073
Class D, 4.52% 11/15/15 (a)(d)	1,665	1,673
Class F, 4.87% 11/15/15 (a)(d)	1,190	1,197
Class H, 5.37% 11/15/15 (a)(d)	1,070	1,076
Class J, 5.92% 11/15/15 (a)(d)	1,105	1,118
Class K, 6.57% 11/15/15 (a)(d)	995	993
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 4.6175% 12/25/33 (a)(d) .	13,364	13,528
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,105	6,108
Class B, 5.9375% 4/25/34 (a)(d)	634	642
Class M1, 4.5975% 4/25/34 (a)(d)	555	557
Class M2, 5.2375% 4/25/34 (a)(d)	476	481
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	5,324	5,336
Class M1, 4.6175% 8/25/34 (a)(d)	1,719	1,726
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	5,949	5,956
Class A2, 4.4575% 1/25/35 (a)(d)	837	837
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	66,134	3,757
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 4.67%
6/15/17 (a)(d)	9,160	9,196
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	2,375	2,350
Series 2002-TOP8 Class X2, 2.3241%
8/15/38 (a)(d)(f)	47,286	3,738
Series 2003-PWR2 Class X2, 0.7879%
5/11/39 (a)(d)(f)	94,945	2,212
Series 2003-T12 Class X2, 0.8532% 8/13/39 (a)(d)(f)	92,106	2,123
Series 2004-PWR6 Class X2, 0.9053%
11/11/41 (a)(d)(f)	33,945	1,067
Series 2005-PWR9 Class X2, 0.4057% 9/15/42 (a)(f)	198,045	4,344
CDC Commercial Mortgage Trust Series 2002-FX1 Class
XCL, 0.7836% 5/15/35 (a)(d)(f)	175,495	9,945
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 4.39%
12/12/13 (a)(d)	114	112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Chase Commercial Mortgage Securities Corp.: -
continued
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	$2,820	$2,885
Series 2000-3 Class A1, 7.093% 10/15/32	3,968	4,109
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211%
9/20/51 (a)	3,715	3,574
Series 2004-C2 Class XP, 1.1843% 10/15/41 (a)(d)(f)	38,552	1,628
COMM:
floater:
Series 2002-FL6 Class G, 5.87% 6/14/14 (a)(d)	4,441	4,440
Series 2002-FL7:
Class D, 4.54% 11/15/14 (a)(d)	2,425	2,434
Class H, 6.22% 11/15/14 (a)(d)	6,613	6,647
Series 2004-LBN2 Class X2, 1.2401%
3/10/39 (a)(d)(f)	15,822	560
Commercial Mortgage Acceptance Corp. Series
1998-C2 Class B, 6.2823% 9/15/30 (d)	12,880	13,278
Commercial Mortgage Asset Trust sequential pay Series
1999-C1 Class A3, 6.64% 1/17/32	2,545	2,666
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 4.95% 9/15/14 (a)(d)	1,245	1,245
Class H, 5.05% 9/15/14 (a)(d)	1,325	1,325
Class J, 5.57% 9/15/14 (a)(d)	455	456
Class K, 5.97% 9/15/14 (a)(d)	715	716
Class L, 6.17% 9/15/14 (a)(d)	575	575
Series 2004-CNL Class X1, 1.9861%
9/15/14 (a)(d)(f)	92,780	853
Series 2005-LP5 Class XP, 0.5663% 5/10/43 (d)(f)	70,790	1,201
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class H, 5.87% 11/15/14 (a)(d)	1,080	1,078
Class K, 7.07% 11/15/14 (a)(d)	1,620	1,612
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,385	1,385
Class B, 4.72% 12/15/21 (a)(d)	3,595	3,595
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	4,600	4,600
Class E, 4.3% 2/15/20 (a)(d)	1,670	1,670

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2005-TFLA:
Class F, 4.35% 2/15/20 (a)(d)	$1,420	$1,420
Class G, 4.49% 2/15/20 (a)(d)	410	410
Class H, 4.72% 2/15/20 (a)(d)	585	585
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	356	357
Series 2001-CK3 Class A2, 6.04% 6/15/34	5,929	5,940
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	127,115	4,163
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(d)(f)	122,286	7,056
Series 2003-C4 Class ASP, 0.6846%
8/15/36 (a)(d)(f)	77,237	1,275
Series 2004-C1 Class ASP, 1.1068%
1/15/37 (a)(d)(f)	77,695	2,621
Series 2005-C1 Class ASP, 0.5842%
2/15/38 (a)(d)(f)	77,755	1,397
Series 2005-C2 Class ASP, 0.7723%
4/15/37 (a)(d)(f)	61,455	1,760
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,738
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1:
Class A1A, 7.45% 6/10/33	3,774	3,798
Class A1B, 7.62% 6/10/33	6,935	7,590
EQI Financing Partnership I LP Series 1997-1 Class B,
7.37% 12/20/15 (a)	1,643	1,676
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24%
5/15/06 (a)	5,000	5,061
Series 174 Class B1, 7.33% 5/15/06 (a)	1,500	1,518
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	11,894	12,201
GE Capital Commercial Mortgage Corp. Series 2001-1
Class X1, 0.7489% 5/15/33 (a)(d)(f)	79,990	2,833
GE Capital Mall Finance Corp. Series 1998-1A Class
B2, 7.25% 9/13/28 (a)(d)	5,755	6,016
GE Commercial Mortgage Corp. sequential pay Series
2004-C3 Class A2, 4.433% 7/10/39	8,525	8,360
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 4.67%
2/15/14 (a)(d)	2,394	2,397
sequential pay Series 2001-C1A Class A2, 5.007%
11/15/11 (a)	4,983	4,994
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29		$4,412	$4,528
Series 2005-C1 Class A2, 4.471% 5/10/43 (d)		5,675	5,534
Series 2003-C3 Class X2, 0.925% 12/10/38 (a)(d)(f)		91,690	2,375
Series 2004-C3 Class X2, 0.9004% 12/10/41 (d)(f)	.	53,665	1,485
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	4,000	3,937
Series 2003-C1 Class XP, 2.2975% 7/5/35 (a)(d)(f)		61,761	4,121
Series 2003-C2 Class XP, 1.2721% 1/5/36 (a)(d)(f)		107,999	3,821
Series 2005-GG3 Class XP, 0.9818%
8/10/42 (a)(d)(f)		227,280	7,776
GS Mortgage Securities Corp. II sequential pay Series
2003-C1 Class A2A, 3.59% 1/10/40		8,695	8,478
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055%
10/3/15 (a)		2,794	2,943
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)		4,870	5,214
Host Marriott Pool Trust sequential pay Series
1999-HMTA:
Class A, 6.98% 8/3/15 (a)		1,892	1,962
Class B, 7.3% 8/3/15 (a)		1,980	2,124
J.P. Morgan Chase Commercial Mortgage Securities
Corp.:
sequential pay Series 2001-C1 Class A2, 5.464%
10/12/35		13,230	13,320
Series 2002-C3 Class X2, 1.2844% 7/12/35 (a)(d)(f)		38,293	1,354
Series 2003-CB7 Class X2, 0.9721%
1/12/38 (a)(d)(f)		18,057	510
Series 2003-LN1 Class X2, 0.8784%
10/15/37 (a)(d)(f)		121,994	3,104
Series 2004-C1 Class X2, 1.2499% 1/15/38 (a)(d)(f)		19,930	753
Series 2004-CB8 Class X2, 1.3294%
1/12/39 (a)(d)(f)		24,962	1,070
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35		10,280	10,586
Series 1999-C1 Class A2, 6.78% 6/15/31		10,195	10,722
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086%
5/15/27		7,510	7,194
Series 2002-C4 Class XCP, 1.6944%
10/15/35 (a)(d)(f)		73,766	3,396
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	.	80,223	2,153

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
LB-UBS Commercial Mortgage Trust: – continued
Series 2003-C1 Class XCP, 1.5605%
12/15/36 (a)(d)(f)	$33,659	$1,349
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	54,363	2,242
Series 2004-C6 Class XCP, 0.905% 8/15/36 (a)(d)(f)	63,076	1,753
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater Series 2003-LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	3,775	3,776
Class J, 5.9956% 12/16/14 (a)(d)	5,585	5,564
Class K1, 6.4956% 12/16/14 (a)(d)	2,850	2,838
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7915%
7/12/34 (a)(d)(f)	26,242	1,193
Series 2005-MCP1 Class XP, 0.7682% 6/12/43 (d)(f)	60,020	1,875
Series 2005-MKB2 Class XP, 0.4703% 9/12/42 (d)(f)	29,624	424
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-LIFE Class A1, 6.97% 4/15/33	2,819	2,894
Series 2003-IQ5 Class A2, 4.09% 4/15/38	4,175	4,058
Series 1997-RR:
Class B, 7.2443% 4/30/39 (a)(d)	555	558
Class C, 7.3743% 4/30/39 (a)(d)	7,335	7,443
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(d)	9,251	9,298
Series 2003-IQ5 Class X2, 1.2289%
4/15/38 (a)(d)(f)	43,228	1,584
Series 2003-IQ6 Class X2, 0.7562%
12/15/41 (a)(d)(f)	77,110	1,985
Series 2005-HQ5 Class X2, 0.543% 1/14/42 (d)(f)	67,520	1,029
Series 2005-IQ9 Class X2, 1.2032%
7/15/56 (a)(d)(f)	58,525	2,782
Series 2005-TOP17 Class X2, 0.8074%
12/13/41 (d)(f)	45,120	1,407
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 4.78% 8/5/14 (a)(d)	4,042	4,063
Series 2003-HQ2 Class X2, 1.5866%
3/12/35 (a)(d)(f)	65,647	3,579
Series 2003-TOP9 Class X2, 1.6727%
11/13/36 (a)(d)(f)	47,957	2,571
Nationslink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03%
6/20/31	1,637	1,660
Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,325
Salomon Brothers Mortgage Securities VII, Inc. floater
Series 2001-CDCA Class C, 4.77% 2/15/13 (a)(d)	2,693	2,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	$6,839	$6,839
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,950	4,019
Class E3, 7.253% 3/15/13 (a)	8,210	8,424
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,500	3,501
Class E, 4.47% 3/15/14 (a)(d)	2,190	2,191
Class F, 4.52% 3/15/14 (a)(d)	1,750	1,751
Class G, 4.75% 3/15/14 (a)(d)	875	876
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,425	1,425
Class KHP2, 4.52% 1/15/18 (a)(d)	1,425	1,427
Class KHP3, 4.82% 1/15/18 (a)(d)	1,680	1,682
Class KHP4, 4.92% 1/15/18 (a)(d)	1,305	1,307
Class KHP5, 5.12% 1/15/18 (a)(d)	1,515	1,508
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	5,665	5,665
Class B, 3.97% 10/15/17 (a)(d)	1,135	1,135
Class D, 4.03% 10/15/17 (a)(d)	2,270	2,270
sequential pay Series 2003-C7 Class A1, 4.241%
10/15/35 (a)	9,520	9,251
Series 2003-C8 Class XP, 0.8195% 11/15/35 (a)(d)(f)	57,647	1,069
Series 2003-C9 Class XP, 0.8114% 12/15/35 (a)(d)(f)	38,746	812
Series 2004-WHL3X Class 1A, 1.2412%
3/15/14 (a)(d)(f)	157,966	351
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $500,572)		492,751

Foreign Government and Government Agency Obligations 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,278
United Mexican States 4.625% 10/8/08	15,370	15,186
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $19,473)		19,464

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Fixed Income Funds 7.2%
	Shares	Value (Note 1)
		(000s)
Fidelity Ultra-Short Central Fund (e)
(Cost $360,979)	3,620,176	$ 360,027
Preferred Securities 0.3%
	Principal
	Amount (000s)

FINANCIALS – 0.3%
Commercial Banks – 0.3%
Abbey National PLC 7.35% (d)	$7,440	7,630
National Westminster Bank PLC 7.75% (d)	5,509	5,798

TOTAL PREFERRED SECURITIES
(Cost $13,856)		13,428
Cash Equivalents 2.9%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $145,020)	$145,036	145,020

TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $5,042,752)		4,990,515

NET OTHER ASSETS – 0.3%		15,239
NET ASSETS 100%		$ 5,005,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased

Eurodollar Contracts
598 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 591,302	$ (1,314)
598 Eurodollar 90 Day Index Contracts	March 2006	590,921	(1,372)
598 Eurodollar 90 Day Index Contracts	June 2006	590,787	(1,083)
598 Eurodollar 90 Day Index Contracts	Sept. 2006	590,757	(1,075)
598 Eurodollar 90 Day Index Contracts	Dec. 2006	590,764	(726)
431 Eurodollar 90 Day Index Contracts	March 2007	425,812	(556)
354 Eurodollar 90 Day Index Contracts	June 2007	349,730	(374)

TOTAL EURODOLLAR CONTRACTS			(6,500)
Sold

Eurodollar Contracts
182 Eurodollar 90 Day Index Contracts	Sept. 2007	179,796	245
329 Eurodollar 90 Day Index Contracts	Dec. 2007	324,990	371
363 Eurodollar 90 Day Index Contracts	March 2008	358,562	329
279 Eurodollar 90 Day Index Contracts	June 2008	275,572	209
207 Eurodollar 90 Day Index Contracts	Sept. 2008	204,444	117
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,060	65
101 Eurodollar 90 Day Index Contracts	March 2009	99,740	30

TOTAL EURODOLLAR CONTRACTS			1,366

			$ (5,134)

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	$4,500	$31
Receive quarterly notional amount multiplied
by .41% and pay Merrill Lynch, Inc. upon
default event of Talisman Energy, Inc., par
value of the notional amount of Talisman
Energy, Inc. 7.25% 10/15/27	March 2009	4,600	24
Receive quarterly notional amount multiplied
by .47% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	7,900	82
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	(73)
Receive quarterly notional amount multiplied
by .48% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	7,900	86
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	3,900	49
Receive quarterly notional amount multiplied
by .53% and pay Golman Sachs upon
default event of News America, Inc., par
value of the notional amount of News
America, Inc. 7.25% 5/18/18	Sept. 2010	17,450	21
Receive quarterly notional amount multiplied
by .53% and pay Lehman Brothers, Inc.
upon default event of Tyco International
Group SA, par value of the notional
amount of Tyco International Group SA
yankee 6.375% 10/15/11	June 2010	5,000	8

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap – continued
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$17,500	$194
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	10,000	(10)

TOTAL CREDIT DEFAULT SWAP		89,015	412
Total Return Swap
Receive monthly notional amount multiplied by
the nominal spread appreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor plus
8 basis points and pay monthly notional
amount multiplied by the nominal spread
deprecation of the Lehman Brothers CMBS
U.S. Aggregate Index adjusted by a modi
fied duration factor with Deutsche Bank	Jan. 2006	40,000	41
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac-
tor plus 25 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth-
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Lehman
Brothers, Inc.	Dec. 2005	15,105	17
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	24,700	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and pay
monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	15,900	8
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	59,950	(657)

See accompanying notes which are an integral part of the financial statements.

	37		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Bank of
America	Dec. 2005	$ 28,000	$(312)
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	31,810	(350)

TOTAL TOTAL RETURN SWAP		215,465	(1,253)

		$ 304,480	$(841)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $529,962,000
or 10.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $5,926,000.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed-income central fund’s
holdings is provided at the end of this
report.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $23,415,000 of which $10,100,000, $8,450,000 and $4,865,000 will expire on April 30, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2006, $1,837,000, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $145,020) (cost $5,042,752) See
accompanying schedule		$4,990,515
Receivable for investments sold		1,042
Receivable for fund shares sold		6,295
Interest receivable		39,426
Other affiliated receivables		25
Total assets		5,037,303

Liabilities
Payable for investments purchased on a delayed delivery
basis	$19,655
Payable for fund shares redeemed	7,571
Distributions payable	1,459
Swap agreements, at value	841
Accrued management fee	1,352
Payable for daily variation on futures contracts	60
Other affiliated payables	604
Other payables and accrued expenses	7
Total liabilities		31,549

Net Assets		$5,005,754
Net Assets consist of:
Paid in capital		$5,099,297
Undistributed net investment income		5,656
Accumulated undistributed net realized gain (loss) on
investments		(40,987)
Net unrealized appreciation (depreciation) on
investments		(58,212)
Net Assets, for 565,693 shares outstanding		$5,005,754
Net Asset Value, offering price and redemption price per
share ($5,005,754 ÷ 565,693 shares)		$8.85

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Dividends		$487
Interest		102,575
Security lending		10
Total income		103,072

Expenses
Management fee	$8,418
Transfer agent fees	2,561
Accounting fees and security lending fees	94
Fund wide operations fee	548
Independent trustees’ compensation	11
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	11
Registration fees	10
Audit	8
Legal	2
Miscellaneous	10
Total expenses before reductions	11,674
Expense reductions	(33)	11,641

Net investment income		91,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(2,633)
Futures contracts	(1,377)
Swap agreements	847
Total net realized gain (loss)		(3,163)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(37,061)
Futures contracts	(2,240)
Swap agreements	(2,447)
Delayed delivery commitments	(1)
Total change in net unrealized appreciation
(depreciation)		(41,749)
Net gain (loss)		(44,912)
Net increase (decrease) in net assets resulting from
operations		$46,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$91,431	$137,054
Net realized gain (loss)	(3,163)	(2,256)
Change in net unrealized appreciation (depreciation) .	(41,749)	(35,103)
Net increase (decrease) in net assets resulting
from operations	46,519	99,695
Distributions to shareholders from net investment income .	(89,336)	(138,443)
Share transactions
Proceeds from sales of shares	757,040	1,665,954
Reinvestment of distributions	80,578	123,083
Cost of shares redeemed	(667,891)	(2,383,973)
Net increase (decrease) in net assets resulting from
share transactions	169,727	(594,936)
Total increase (decrease) in net assets	126,910	(633,684)

Net Assets
Beginning of period	4,878,844	5,512,528
End of period (including undistributed net investment
income of $5,656 and undistributed net investment
income of $3,561, respectively)	$5,005,754	$4,878,844

Other Information
Shares
Sold	84,945	185,611
Issued in reinvestment of distributions	9,047	13,723
Redeemed	(74,978)	(265,949)
Net increase (decrease)	19,014	(66,615)

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Highlights
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$8.92	$8.99	$9.04	$8.78	$8.70	$8.45
Income from Investment
Operations
Net investment
incomeD	164	.243	.236	.346	.427G	.533
Net realized and
unrealized gain
(loss)	(.073)	(.067)	(.057)	.277	.076G	.246
Total from invest-
ment operations	091	.176	.179	.623	.503	.779
Distributions from net
investment income .	(.161)	(.246)	(.229)	(.363)	(.423)	(.529)
Net asset value, end of
period	$8.85	$8.92	8.99	$9.04	$8.78	$8.70
Total ReturnB,C	1.02%	1.98%	1.99%	7.23%	5.88%	9.49%
Ratios to Average Net AssetsE,F
Expenses before ex-
pense reductions	.47%A	.56%	.57%	.57%	.58%	.59%
Expenses net of fee
waivers, if any	47%A	.56%	.57%	.57%	.58%	.59%
Expenses net of all
reductions	47%A	.56%	.57%	.57%	.58%	.58%
Net investment
income	3.66%A	2.71%	2.61%	3.88%	4.86%G	6.23%
Supplemental Data
Net assets,
end of period
(in millions)	$ 5,006	$4,879	$5,513	$5,695	$3,285	$2,083
Portfolio turnover
rate	88%A	93%	100%	80%	145%	84%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
G Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short Term Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$13,848
Unrealized depreciation	(59,374)
Net unrealized appreciation (depreciation)	$(45,526)
Cost for federal income tax purposes	$5,036,041

Semiannual Report

44

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

45 Semiannual Report

Notes to Financial Statements (Unaudited)	continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in

Semiannual Report

46

2. Operating Policies continued

Swap Agreements continued

compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $684,104 and $787,382, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets (effective June 1, 2005, the fund’s management contract was amended, reducing the individual fund fee rate to .20% of average net assets) and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .34% of the fund’s average net assets.

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under an amended contract effective June 1, 2005, transfer agent fees include an asset based fee and were reduced to a rate of .10% of average net assets. The account fees were eliminated. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2005, FMR pays accounting and security lending fees.

Fundwide Operations Fee. Pursuant to a new Fundwide Operations and Expense Agreement (FWOE) effective on June 1, 2005, FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .02% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM, an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

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48

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,752 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody, miscellaneous and transfer agent expenses by $11, $5 and $17, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Term Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

50

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

52

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in

53 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 35% would mean that 65% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that, on May 19, 2005, after the periods shown in the chart above, it had approved an amendment (effective June 1, 2005) to the fund’s management contract that lowered the fund’s individual fund fee rate from 30 basis points to 20 basis points. The Board considered that, if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s management fee rate from 43 basis points to 33 basis points.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

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54

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004. The Board considered that if the lower individual fund fee rate had been in effect in 2004, it would have reduced the fund’s total expenses by 10 basis points.

The Board also considered that on May 19, 2005, it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the “class level” transfer agent fee to 10 basis points, and (iii) limit the fund’s total expenses to 45 basis points. These new contractual arrangements may not be increased without Board approval.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board noted that because the new contractual arrangements set the fund’s total fund level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. However, the Board realized that the 35 basis point fee rate was below the lowest management fee available under the old contractual arrangements. The maximum benefit that a decrease in the group fee rate could provide the fund would be a reduction in the management fee to approximately 39 basis points (compared to total fund level expenses of 35 basis points under the new contractual arrangements).

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders.

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in the fund’s management fee rate from 43 basis points to 33 basis points and the reduction in the fund’s total expenses by 10 basis points would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

56

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

57 Semiannual Report

The following is a complete listing of investments for Fidelity’s fixed income central fund as of October 31, 2005 which is a direct or indirect investment of Fidelity Short Term Bond. These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments as part of the Financial Statements.

Semiannual Report

58

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 4.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

59	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535
Semiannual Report

60

Asset Backed Securities 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

61 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

Semiannual Report

62

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

63 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

Semiannual Report

64

Asset Backed Securities continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

65 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005 A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Semiannual Report

66

Asset Backed Securities continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

67 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Semiannual Report 68

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

69 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Semiannual Report

70

Asset Backed Securities continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

71 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Semiannual Report

72

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

73	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)		$1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)		4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)		4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)		4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)		786,975	787,068
Class 1C, 4.59% 6/20/44 (d)		2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)		2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)		2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)		5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)		1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)		11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)		2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)		25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)		2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)		10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)		5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)		3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)		7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)		2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)		2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)		5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)		1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)		737,939	738,832
Class M5, 4.8075% 4/25/35 (d)		737,939	737,939
Class M6, 4.8575% 4/25/35 (d)		1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)		11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)		13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)		4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d)	.	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)		1,760,398	1,760,398

Semiannual Report 74

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

75	Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

Semiannual Report 76

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
Private Sponsor continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005 AR6 Class 2A 1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

77		Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
		Principal	Value
		Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

Semiannual Report 78

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

79 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003 BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

Semiannual Report

80

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

81 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003 LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Semiannual Report

82

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609

TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822

TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

83 Semiannual Report

Investments (Unaudited) continued

Commercial Paper 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g)	$2,233,608,107	2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 - 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS 100%		$ 7,072,881,824

Semiannual Report	84

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

85 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Semiannual Report	86

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $635,471,501
or 9.0% of net assets.

(b) Affiliated entity.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $993,762.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

87 Semiannual Report

Investments (Unaudited) continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due
11/1/05 at 4.03%
Banc of America
Securities LLC.	$ 259,759,905
Bank of America,
National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities
Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co.
Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital
Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Semiannual Report 88

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

89 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

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Semiannual Report 90

Nevada
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New Jersey
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91 Semiannual Report

91

To Write Fidelity

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Semiannual Report 92

93 Semiannual Report

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STP-USAN-1205 1.784864.102

Spartan® Government Income Fund

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Board Approval of	24
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,001.70	$2.32
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.89	$2.35

* Expenses are equal to the Fund’s annualized expense ratio of .46%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Coupon Distribution as of October 31, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 2%	2.7	0.0
2 – 2.99%	8.6	8.8
3 – 3.99%	20.6	19.9
4 – 4.99%	21.4	8.5
5 – 5.99%	24.7	26.3
6 – 6.99%	14.0	16.9
7% and over	2.4	7.6

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of October 31, 2005
6 months ago
Years	6.3	6.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of October 31, 2005
6 months ago
Years	4.2	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

*ShortTerm Investments and Net Other Assets are not included in the pie chart.

5 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 68.5%
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations 32.4%
Fannie Mae:
2.625% 11/15/06	$3,155,000	$ 3,092,976
3.25% 1/15/08	14,965,000	14,521,841
3.25% 2/15/09	21,730,000	20,802,433
4.625% 10/15/13	520,000	510,077
4.625% 10/15/14	3,500,000	3,419,063
5.5% 3/15/11	2,715,000	2,798,236
6.25% 2/1/11	5,870,000	6,184,520
6.375% 6/15/09	16,490,000	17,399,061
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,434,867
Federal Home Loan Bank:
3.75% 9/28/06	10,690,000	10,602,502
3.8% 12/22/06	2,275,000	2,252,114
5.8% 9/2/08	15,350,000	15,788,227
Freddie Mac:
2.75% 8/15/06	2,045,000	2,017,429
2.875% 12/15/06	14,170,000	13,907,827
4% 8/17/07	6,042,000	5,980,329
4.125% 4/2/07	3,697,000	3,673,639
4.25% 7/15/09	5,100,000	5,013,978
4.375% 7/17/15	2,125,000	2,033,585
5.75% 1/15/12	463,000	484,401
5.875% 3/21/11	14,005,000	14,561,307
7% 3/15/10	2,278,000	2,475,974
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	606,945	619,952
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-A, 7.12% 4/15/06	810,265	817,136
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank):
Series 1994 A, 7.39% 6/26/06	5,083,337	5,166,704
Series 1994-B, 7.5% 1/26/06	10,583	10,687
Israeli State (guaranteed by U.S. Government through
Agency for International Development):
5.5% 9/18/23	32,000,000	33,660,864
6.6% 2/15/08	18,328,814	18,809,523
6.8% 2/15/12	7,000,000	7,550,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency Obligations continued
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates:
6.77% 11/15/13	$ 2,094,229	$ 2,240,826
6.99% 5/21/16	4,393,200	4,812,136
Private Export Funding Corp.:
secured:
5.34% 3/15/06	8,660,000	8,692,709
5.66% 9/15/11 (a)	4,230,000	4,395,042
5.685% 5/15/12	3,375,000	3,546,649
7.17% 5/15/07	4,400,000	4,565,084
3.375% 2/15/09	680,000	653,453
4.55% 5/15/15	2,975,000	2,902,669
4.974% 8/15/13	3,150,000	3,166,531
Small Business Administration guaranteed development
participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	8,667,881	8,684,094
Series 2003 P10B, 5.136% 8/10/13	4,252,023	4,273,567
Series 2004-20H Class 1, 5.17% 8/1/24	755,976	758,339
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	4,100,000	4,139,471
5.96% 8/1/09	6,650,000	6,793,926
U.S. Trade Trust Certificates (assets of Trust guaranteed
by U.S. Government through Export-Import Bank)
8.17% 1/15/07	126,875	129,316

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		277,343,516
U.S. Treasury Inflation Protected Obligations 8.7%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	38,936,187	49,509,345
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	25,913,500	24,909,250

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		74,418,595
U.S. Treasury Obligations – 27.4%
U.S. Treasury Bonds 6.125% 8/15/29	15,000,000	17,779,680
U.S. Treasury Notes:
2.75% 7/31/06	60,000,000	59,324,994
3.375% 9/15/09	41,665,000	40,092,813
3.625% 6/30/07	4,755,000	4,696,119
3.75% 5/15/08	28,706,000	28,251,871
3.875% 7/31/07	12,642,000	12,534,834

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4.25% 8/15/13	$ 3,117,000	$ 3,056,730
4.25% 11/15/14	58,435,000	57,008,368
4.75% 5/15/14	12,000,000	12,150,000

TOTAL U.S. TREASURY OBLIGATIONS		234,895,409

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $589,205,056)		586,657,520

U.S. Government Agency Mortgage Securities 20.9%

Fannie Mae – 19.1%
3.472% 4/1/34 (c)	292,642	290,732
3.739% 1/1/35 (c)	210,306	206,459
3.752% 10/1/33 (c)	126,126	123,131
3.771% 12/1/34 (c)	157,418	154,389
3.787% 12/1/34 (c)	38,400	37,746
3.794% 6/1/34 (c)	582,960	563,157
3.815% 1/1/35 (c)	137,159	134,938
3.819% 6/1/33 (c)	101,127	99,168
3.838% 1/1/35 (c)	377,354	373,001
3.869% 1/1/35 (c)	232,632	231,252
3.875% 6/1/33 (c)	569,853	560,366
3.913% 12/1/34 (c)	125,700	125,165
3.917% 10/1/34 (c)	164,811	163,307
3.953% 11/1/34 (c)	270,218	268,312
3.964% 1/1/35 (c)	178,500	176,606
3.968% 5/1/33 (c)	45,387	44,706
3.976% 5/1/34 (c)	46,548	47,185
3.98% 12/1/34 (c)	163,659	162,445
3.997% 1/1/35 (c)	98,778	97,823
3.998% 12/1/34 (c)	141,642	140,618
4% 11/1/20 (b)	8,812,244	8,355,109
4.008% 12/1/34 (c)	887,679	882,203
4.014% 2/1/35 (c)	136,470	134,715
4.018% 12/1/34 (c)	79,729	78,918
4.026% 1/1/35 (c)	64,339	63,791
4.026% 2/1/35 (c)	123,434	121,761
4.031% 1/1/35 (c)	238,764	236,495
4.055% 10/1/18 (c)	121,362	119,140

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.064% 4/1/33 (c)	$45,626	$45,101
4.064% 1/1/35 (c)	121,019	119,352
4.067% 12/1/34 (c)	238,698	236,998
4.091% 1/1/35 (c)	237,052	234,403
4.102% 2/1/35 (c)	83,716	82,759
4.107% 2/1/35 (c)	88,732	87,950
4.111% 1/1/35 (c)	250,440	247,274
4.112% 2/1/35 (c)	450,403	446,032
4.116% 2/1/35 (c)	226,111	223,482
4.125% 1/1/35 (c)	257,700	256,494
4.128% 1/1/35 (c)	437,140	432,108
4.133% 11/1/34 (c)	202,362	200,863
4.134% 2/1/35 (c)	286,459	284,594
4.144% 1/1/35 (c)	354,519	351,820
4.15% 2/1/35 (c)	230,134	227,894
4.172% 1/1/35 (c)	474,078	470,077
4.174% 1/1/35 (c)	198,971	197,047
4.183% 11/1/34 (c)	60,028	59,613
4.19% 1/1/35 (c)	269,101	263,797
4.222% 3/1/34 (c)	121,745	120,347
4.237% 10/1/34 (c)	334,026	334,537
4.25% 2/1/35 (c)	137,573	134,697
4.291% 8/1/33 (c)	279,767	277,122
4.294% 1/1/35 (c)	164,099	162,098
4.296% 3/1/35 (c)	130,812	129,935
4.298% 7/1/34 (c)	115,374	115,438
4.311% 5/1/35 (c)	195,574	193,112
4.313% 2/1/35 (c)	77,312	76,484
4.315% 3/1/33 (c)	76,105	74,718
4.315% 1/1/35 (c)	130,116	128,283
4.333% 12/1/34 (c)	85,228	85,070
4.347% 1/1/35 (c)	134,832	132,304
4.367% 2/1/34 (c)	322,431	318,668
4.367% 4/1/35 (c)	86,138	85,094
4.402% 2/1/35 (c)	200,331	196,733
4.414% 5/1/35 (c)	399,680	396,058
4.419% 11/1/34 (c)	2,082,295	2,072,900
4.447% 3/1/35 (c)	189,690	186,675
4.453% 10/1/34 (c)	728,645	726,730
4.454% 4/1/34 (c)	213,462	210,800
4.483% 1/1/35 (c)	209,967	208,931
4.485% 8/1/34 (c)	422,947	418,403

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae – continued
4.496% 3/1/35 (c)	$423,022	$415,767
4.5% 11/1/20 (b)	24,000,000	23,212,500
4.501% 5/1/35 (c)	84,905	83,828
4.525% 3/1/35 (c)	370,679	365,018
4.53% 8/1/34 (c)	270,733	270,128
4.55% 2/1/35 (c)	897,669	893,198
4.554% 7/1/35 (c)	489,958	486,617
4.558% 2/1/35 (c)	154,116	152,251
4.584% 2/1/35 (c)	1,253,891	1,234,884
4.603% 2/1/35 (c)	87,491	87,411
4.605% 2/1/35 (c)	414,054	408,719
4.652% 11/1/34 (c)	461,908	457,269
4.68% 11/1/34 (c)	474,110	468,349
4.734% 3/1/35 (c)	219,555	217,305
4.736% 7/1/34 (c)	390,903	388,752
4.815% 12/1/34 (c)	387,952	385,150
4.821% 12/1/32 (c)	202,854	202,691
4.848% 12/1/34 (c)	148,639	147,583
5% 6/1/35 to 8/1/35	24,699,258	23,775,776
5% 11/1/35 (b)	13,849,837	13,326,140
5.121% 5/1/35 (c)	948,705	952,458
5.204% 6/1/35 (c)	712,526	716,318
5.297% 9/1/35 (c)	271,764	269,481
5.5% 9/1/13 to 8/1/35	32,159,218	32,057,424
5.5% 11/1/35 (b)	20,340,871	20,067,541
6% 9/1/17 to 9/1/32	10,404,651	10,582,610
6.5% 1/1/24 to 3/1/35	3,902,538	4,011,563
6.5% 11/1/35 (b)	5,052	5,186
7% 11/1/06 to 5/1/30	1,701,819	1,784,513
7.5% 2/1/28 to 7/1/28	9,069	9,593
8.5% 7/1/31	263,980	286,398
9.5% 11/1/06 to 11/15/09	128,812	136,927
11% 8/1/10	33,168	35,871
11.25% 5/1/14	12,119	13,294
11.5% 6/15/19	77,224	84,806
12.5% 3/1/16	5,956	6,589
		163,245,341
Freddie Mac – 1.7%
4.078% 12/1/34 (c)	154,324	152,275
4.109% 12/1/34 (c)	215,952	213,283
4.192% 1/1/35 (c)	662,447	654,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – continued
4.289% 3/1/35 (c)	$188,036	$186,229
4.297% 5/1/35 (c)	329,627	326,262
4.309% 12/1/34 (c)	176,369	173,116
4.362% 3/1/35 (c)	278,367	272,887
4.385% 2/1/35 (c)	410,993	409,129
4.388% 2/1/35 (c)	376,450	369,038
4.445% 3/1/35 (c)	190,864	186,838
4.446% 2/1/34 (c)	210,529	208,193
4.479% 6/1/35 (c)	275,534	272,257
4.487% 3/1/35 (c)	529,289	518,969
4.493% 3/1/35 (c)	1,303,375	1,284,028
4.495% 3/1/35 (c)	210,776	206,659
4.56% 2/1/35 (c)	293,497	289,185
5% 8/1/35 to 9/1/35	2,650,084	2,550,545
5.027% 4/1/35 (c)	1,090,929	1,088,572
5.237% 8/1/33 (c)	85,771	86,811
6% 2/1/29 to 5/1/33	2,688,149	2,721,674
7.5% 6/1/07 to 7/1/16	900,650	949,495
8.5% 7/1/22 to 9/1/29	285,772	310,645
9% 8/1/08 to 4/1/20	112,119	120,053
9.5% 6/1/09 to 8/1/21	604,585	653,833
10% 7/1/09 to 8/1/21	93,552	100,381
12% 8/1/13 to 3/1/15	4,295	4,711
12.25% 4/1/11 to 9/1/13	13,773	14,891
12.5% 2/1/14 to 6/1/19	58,975	64,760
13% 8/1/10 to 6/1/15	22,094	24,500
		14,414,198
Government National Mortgage Association – 0.1%
6.5% 3/15/28 to 6/20/32	250,757	260,113
7.5% 8/15/06 to 6/15/07	149,390	152,804
8% 12/15/23	420,176	449,252
10.5% 4/15/14 to 1/15/18	92,293	102,589
13.5% 7/15/11	10,362	11,615
		976,373

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $181,747,628)		178,635,912

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities 0.7%
	Principal	Value (Note 1)
	Amount
Fannie Mae Grantor Trust Series 2005-T4 Class A1C,
4.1875% 9/25/35 (c)
(Cost $6,265,000)	$ 6,265,000	$ 6,264,746

Collateralized Mortgage Obligations 10.7%

U.S. Government Agency 10.7%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	94,006	94,994
Series 1993-160 Class PK, 6.5% 11/25/22	872,460	870,866
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,516,558
Series 1994-27 Class PJ, 6.5% 6/25/23	1,244,485	1,252,026
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	712,298
Series 2003-28 Class KG, 5.5% 4/25/23	715,000	701,677
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-60 Class FV, 5.0375% 4/25/32 (c)	342,442	351,561
Series 2002-68 Class FH, 4.48% 10/18/32 (c) .	1,378,436	1,392,270
Series 2002-75 Class FA, 5.0375%
11/25/32 (c)	701,489	720,328
Series 2003-122 Class FL, 4.3875% 7/25/29 (c)	603,607	593,604
Series 2003-131 Class FM, 4.4375%
12/25/29 (c)	427,425	428,736
Series 2003-15 Class WF, 4.3875% 8/25/17 (c)	714,014	716,883
Series 2004-31 Class F, 4.3375% 6/25/30 (c) .	1,035,381	1,035,692
Series 2004-33 Class FW, 4.4375% 8/25/25 (c)	1,002,404	1,002,857
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	1,749,856	1,761,374
Series 2002-25 Class PD, 6.5% 3/25/31	7,019,548	7,109,532
Series 2003-32 Class PB, 3% 6/25/16	251,246	250,274
Series 2003-91 Class HA, 4.5% 11/25/16	1,466,306	1,444,680
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,442,530	3,370,815
Series 2005-41 Class WY, 5.5% 5/25/25	2,592,000	2,576,606
Series 2002-50 Class LE, 7% 12/25/29	158,024	159,652
Freddie Mac:
planned amortization class Series 2351 Class PX,
6.5% 7/15/30	158,298	158,036
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	505,080	512,419
Series 2516 Class AH, 5% 1/15/16	274,903	274,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2406:
Class FP, 4.95% 1/15/32 (c)	$1,355,583	$1,392,068
Class PF, 4.95% 12/15/31 (c)	1,085,000	1,106,001
Series 2410 Class PF, 4.95% 2/15/32 (c)	2,485,000	2,544,265
Series 2553 Class FB, 4.47% 3/15/29 (c)	2,780,000	2,740,455
Series 2577 Class FW, 4.47% 1/15/30 (c)	2,190,000	2,201,723
Series 2861:
Class GF, 4.27% 1/15/21 (c)	582,920	583,422
Class JF, 4.27% 4/15/17 (c)	902,305	901,673
Series 2994 Class FB, 4.12% 6/15/20 (c)	871,206	868,967
planned amortization class:
Series 1141 Class G, 9% 9/15/21	499,176	498,253
Series 1727 Class H, 6.5% 8/15/23	2,544,755	2,558,710
Series 2640 Class GE, 4.5% 7/15/18	3,650,000	3,506,032
Series 2690 Class TB, 4.5% 12/15/17	1,605,600	1,601,057
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,917,400
Series 2780 Class OC, 4.5% 3/15/17	960,000	937,171
Series 2802 Class OB, 6% 5/15/34	1,335,000	1,380,696
Series 2828 Class JA, 4.5% 1/15/10	1,539,050	1,535,616
Series 2831 Class PB, 5% 7/15/19	985,000	967,168
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,225,363
Series 2975 Class OH, 5.5% 5/15/35	6,015,000	5,829,211
Series 2982 Class NE, 5.5% 5/15/35	1,995,000	1,938,701
Series 3019 Class DH, 5.5% 8/15/35	1,510,000	1,460,925
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	4,640,726	4,666,111
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,197,506
Series 2998 Class LY, 5.5% 7/15/25	291,000	285,360
Series 3007 Class EW, 5.5% 7/15/25	1,120,000	1,123,770
Series 3013 Class VJ, 5% 1/15/14	2,413,800	2,404,058
Series 2769 Class BU, 5% 3/15/34	1,107,769	1,055,943
target amortization class Series 2156 Class TC,
6.25% 5/15/29	3,143,794	3,204,152
See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	$61,944	$61,842
Series 2005-58 Class NJ, 4.5% 8/20/35	2,720,000	2,658,596
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $92,437,512)		91,360,581
Cash Equivalents 6.1%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.03%, dated 10/31/05 due 11/1/05)
(Cost $52,555,000)	$52,560,885	52,555,000
TOTAL INVESTMENT PORTFOLIO 106.9%
(Cost $922,210,196)		915,473,759

NET OTHER ASSETS – (6.9)%		(59,431,986)
NET ASSETS 100%		$856,041,773

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $4,395,042 or
0.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $4,487,952 of which $3,927,092 and $560,860 will expire on April 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $52,555,000) (cost $922,210,196)
See accompanying schedule		$915,473,759
Cash		275
Receivable for investments sold		197,833
Receivable for fund shares sold		891,575
Interest receivable		7,254,862
Receivable from investment adviser for expense
reductions		101,382
Total assets		923,919,686

Liabilities
Payable for investments purchased on a delayed delivery
basis	$65,623,599
Payable for fund shares redeemed	1,625,782
Distributions payable	193,736
Accrued management fee	430,878
Other affiliated payables	2,254
Other payables and accrued expenses	1,664
Total liabilities		67,877,913

Net Assets		$856,041,773
Net Assets consist of:
Paid in capital		$861,814,328
Undistributed net investment income		1,854,838
Accumulated undistributed net realized gain (loss) on
investments		(890,956)
Net unrealized appreciation (depreciation) on
investments		(6,736,437)
Net Assets, for 78,797,968 shares outstanding		$856,041,773
Net Asset Value, offering price and redemption price per
share ($856,041,773 ÷ 78,797,968 shares)		$10.86

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$19,039,575
Security lending		3,040
Total income		19,042,615

Expenses
Management fee	$2,598,150
Independent trustees’ compensation	1,954
Miscellaneous	791
Total expenses before reductions	2,600,895
Expense reductions	(613,128)	1,987,767

Net investment income		17,054,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,311,228
Swap agreements	(73,903)
Total net realized gain (loss)		3,237,325
Change in net unrealized appreciation (depreciation) on:
Investment securities	(19,049,451)
Swap agreements	70,721
Delayed delivery commitments	(707)
Total change in net unrealized appreciation
(depreciation)		(18,979,437)
Net gain (loss)		(15,742,112)
Net increase (decrease) in net assets resulting from
operations		$1,312,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$17,054,848	$30,205,777
Net realized gain (loss)	3,237,325	1,340,726
Change in net unrealized appreciation (depreciation) .	(18,979,437)	11,067,194
Net increase (decrease) in net assets resulting
from operations	1,312,736	42,613,697
Distributions to shareholders from net investment income .	(15,738,530)	(30,135,160)
Share transactions
Proceeds from sales of shares	124,932,944	199,016,749
Reinvestment of distributions	14,560,180	27,709,255
Cost of shares redeemed	(114,050,021)	(233,545,700)
Net increase (decrease) in net assets resulting from
share transactions	25,443,103	(6,819,696)
Total increase (decrease) in net assets	11,017,309	5,658,841

Net Assets
Beginning of period	845,024,464	839,365,623
End of period (including undistributed net investment
income of $1,854,838 and undistributed net invest-
ment income of $538,520, respectively)	$856,041,773	$845,024,464

Other Information
Shares
Sold	11,315,554	18,097,482
Issued in reinvestment of distributions	1,320,236	2,518,831
Redeemed	(10,354,450)	(21,263,436)
Net increase (decrease)	2,281,340	(647,123)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004		2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 11.04	$10.88	$11.27		$10.65	$10.42	$9.94
Income from
Investment
Operations
Net investment
incomeD	217	.395	.383		.469	.535F	.639
Net realized and
unrealized gain
(loss)	(.197)	.159	(.270)		.658	.237F	.492
Total from invest-
ment operations	.020	.554	.113		1.127	.772	1.131
Distributions from net
investment income	(.200)	(.394)	(.383)		(.467)	(.542)	(.651)
Distributions from net
realized gain	—		(.120)		(.040)	—	—
Total distributions .	(.200)	(.394)	(.503)		(.507)	(.542)	(.651)
Net asset value, end
of period	$ 10.86	$11.04	$10.88		$11.27	$10.65	$10.42
Total ReturnB,C	17%	5.16%	.98%		10.75%	7.53%	11.66%
Ratios to Average Net AssetsE
Expenses before
expense
reductions	60%A	.60%	.60%		.60%	.60%	.60%
Expenses net of
fee waivers, if
any	46%A	.50%	.50%		.50%	.50%	.50%
Expenses net of all
reductions	46%A	.50%	.50%		.50%	.50%	.49%
Net investment
income	3.90%A	3.59%	3.44%		4.23%	5.07%F	6.23%
Supplemental Data
Net assets,
end of period
(000 omitted)	$856,042	$845,024	$839,366	$	1,178,934	$847,654	$785,753
Portfolio turnover
rate	94%A	99%	178%		238%	299%	182%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$7,493,583
Unrealized depreciation	(13,929,874)
Net unrealized appreciation (depreciation)	$(6,436,291)
Cost for federal income tax purposes	$921,910,050

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

20

2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Mortgage Dollar Rolls continued

securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

22

5. Security Lending continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and ex penses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $64,183.

Effective June 1, 2005, FMR has agreed to contractually waive expenses to the extent annual operating expenses exceed .45% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the fund’s Board of Trustees. During the period, this reimbursement reduced the fund’s expenses by $533,965.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s manage ment fee. During the period, these credits reduced the fund’s management fee by $14,980.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Government Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

24

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

26

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s five year cumulative total return was lower than its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial,

Semiannual Report

28

legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004. The Board also considered that, effective June 1, 2005, FMR contractually agreed to waive a portion of its management fee to the extent necessary to maintain the fund’s total expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) at 45 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

30

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

31 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 32

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

33 Semiannual Report

33

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 34

35 Semiannual Report

Semiannual Report

36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPG USAN-1205 1.784867.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005